UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811- 21638

JPMorgan Institutional Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue
New York, NY 10036
(Address of principal executive offices) (Zip code)

Stephen M. Benham
522 Fifth Avenue
New York, NY 10036
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last Day of February

Date of reporting period: July 1, 2005 to February 28, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ANNUAL REPORT FEBRUARY 28, 2006

Institutional Trust Funds
JPMorgan Core Bond Trust JPMorgan Equity Index Trust JPMorgan Intermediate Bond Trust

CONTENTS

President’s Letter	1
Fund Commentaries:
Core Bond Trust	2
Equity Index Trust	4
Intermediate Bond Trust	6
Schedules of Portfolio Investments	8
Financial Statements	50
Financial Highlights	56
Notes to Financial Statements	58
Report of Independent Registered Public Accounting Firm	64
Trustees	65
Officers	66
Schedule of Shareholder Expenses	68
Tax Letter	69

HIGHLIGHTS

•	Despite negative headlines, corporate profits and the markets ended the period with respectable returns.

•	The bond markets remained lethargic during the last half of 2005.

•	Energy prices, inflation, and interest rate hikes kept many concerned investors out of the market.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

This report is intended for distribution only to accredited investors or financial intermediaries. Distribution of this document to anyone other than the intended user is expressly prohibited. This document may not be copied, faxed or otherwise distributed to the general public.

PRESIDENT’S LETTER
MARCH 14, 2006 (Unaudited)

To Our Shareholders:

We are pleased to present the annual report containing detailed information on the JPMorgan Institutional Trust Funds for the eight-month period ended February 28, 2006, the Funds’ new fiscal year-end. Inside you’ll find in-depth information on the Institutional Trust Funds along with an update from the Portfolio Managers.

“For 2005, corporate earnings saw an average annual growth of 14% for the full year; and 2006 kicked off with a strong U.S. equity market as the Dow Jones Industrial Average rose above 11,000 for the first time since 2001.”

Equity Markets Forge Ahead

During the last half of 2005 and early in 2006, the U.S. equity market struggled with many economic challenges that ranged from increasing interest rates and higher oil prices, which surpassed $70 a barrel at times, to a devastating hurricane season and political instability globally. While negative headlines concerned investors, corporate profits and the markets ended the period with respectable returns, as the S&P 500 Index returned 8.86%. With the slowest year-over-year increase in nine quarters, the U.S. economy grew 3.5% in all of 2005 compared with 2004.

For 2005, corporate earnings saw an average annual growth of 14% for the full year; and 2006 kicked off with a strong U.S. equity market as the Dow Jones Industrial Average rose above 11,000 for the first time since 2001. While market strength may have come from growing investor optimism about the economy and lower unemployment figures, there were slight fluctuations due to continued fears of rising oil prices and a softer housing market.

The labor market gained momentum in late 2005 with jobless claims declining steadily. The nation’s unemployment rate finished the year at 4.9% and continued this downward momentum into 2006, as U.S. non-farm payrolls increased by a better-than-expected 243,000 in February.

Flat Bond Markets

The taxable and tax-exempt bond markets remained lethargic during the last half of 2005, with little movement beyond the short end of the yield curve. The flattening yield curve and lack of valuation did little to inspire investors. Concerns about higher energy prices and possible higher inflation, plus the magnitude of the Federal Reserve’s tightening campaign, kept many investors out of the market. In January, the Federal Open Market Committee (FOMC) raised the fed funds rate, for the 14th consecutive time, by 25 basis points (bps) to 4.50%.

Treasuries widened across the curve in January, driven by tepid demand for government debt, stronger-than-expected durable goods orders and uncertainty about the policies of a new Federal Reserve Chairman. A weaker-than-expected productivity report released late in the period added to investor concerns that the Fed would continue to raise the federal funds rate. The U.S. federal deficit reached $119 billion in February, exceeding the year-ago record of $114 billion.

Outlook

The economy has been strong so far in 2006. The risks to our favorable outlook continue to be another strong, unexpected surge in energy prices and a monetary policy miscalculation (in either direction) by the Fed. The Fed is expected to raise the federal funds rate at least two more times, bringing it to 5.00% by the end of the second quarter. These risks increase the likelihood that 2006 will be a choppy year in terms of corporate profits and economic data, which have to prove that they can withstand higher short-term interest rates and the pending housing slowdown.

On behalf of all of us here at JPMorgan Asset Management, thank you for the continued confidence and trust you have placed in us. We look forward to serving your investment needs for many years to come.

Sincerely yours,

George C.W. Gatch
President
JPMorgan Funds

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   1

JPMorgan Core Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2006 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2006
(In Thousands)	$3,033,410
Primary Benchmark	Lehman Brothers Aggregate Bond Index
Average Credit Quality	AAA
Duration	4.23 Years

Q.	HOW DID THE PORTFOLIO PERFORM?

A.	The JPMorgan Core Bond Trust, which seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities, returned 0.30% for the eight months ended February 28, 2006, the Portfolio’s new fiscal year-end, compared with its benchmark, the Lehman Brothers Aggregate Bond Index, which returned 0.25% for the same period.*

Q.	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A.	Interest rates across the yield curve ratcheted higher as the economy continued to show signs of strength over the eight-month period. The portfolio maintained a slightly shorter duration than its benchmark which helped relative performance given rising interest rates. The two-year Treasury rose 104 basis points (bps) while the 30-year Treasury gained 32 bps. As interest rates marched higher, prices of holdings in the bond market fell, nearly wiping out gains from income in the period.

Q.	HOW WAS THE PORTFOLIO MANAGED?

A.	Throughout the period, we overweighted mortgages, particularly well-structured collateralized mortgage obligations (CMOs). We also maintained an underweight in corporate and agency debentures. Within the corporate sector, we favored financial credits and underweighted lower-rated, investment grade credits. In the rising rate environment, we also limited the Portfolio’s exposure to the very long end of the maturity spectrum.

The Portfolio continues to maintain a slightly shorter duration than its benchmark. Given the ambiguity surrounding the Federal Reserve’s (Fed’s) intentions, along with the flat yield curve and the Portfolio’s yield advantage, we are comfortable with this slightly shorter duration. For now, fed fund futures are pricing in the likelihood of at least two more rate hikes by this summer. Liquidity could suffer if the inverted yield curve persists, as traditional “carry” investors leave the market and spreads widen.††

The spread sectors have turned in strong performances and continue to move toward historically tight levels in some sub-sectors of the market. Given their expensive levels, we remain cautious in the current environment on spread product as investors chase yield while accepting less yield for taking on risk. In the mortgage sector, we continue to favor mortgage-backed securities (MBS) to agency debentures and seasoned MBS to new issues. In the corporate sector, share buybacks, special dividends, and other shareholder-friendly actions may continue. At the same time, default rates are projected to rise in 2006. Given the likelihood for increased name-specific event risk, we continue to be selective among issuers, particularly in the BBB segment.

PORTFOLIO COMPOSITION**

Collateralized Mortgage Obligations	47.7%
U.S. Treasury Obligations	20.5
Corporate Bonds	10.2
Mortgage-Pass Through Securities	7.0
Asset Backed Securities	1.5
U.S. Government Agency Securities	1.4
Other (less than 1.0%)	1.1
Short-Term Investments	10.1
Investments of Cash Collateral on Securities Loaned	8.5

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	Percentages indicated are based on net assets as of February 28, 2006. The portfolio’s composition is subject to change.

††	Carry investors are investors that borrow on the short end and invest in the long end, taking advantage of the difference in rates. As the curve flattens, the opportunity for the carry trade diminishes.

2   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2006

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	3.25%	2.06%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 2/28/2006)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Core Bond Trust and the Lehman Brothers Aggregate Bond Index. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Brothers Aggregate Bond Index represents the performance of the bond market as a whole. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund’s fees/expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the index reflects an initial investment at the end of the month following the Fund’s inception.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   3

JPMorgan Equity Index Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2006 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2006
(In Thousands)	$427,786
Primary Benchmark	S&P 500 Index

Q.	HOW DID THE PORTFOLIO PERFORM?

A.	The JPMorgan Equity Index Trust seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor’s 500 Index (S&P 500 Index).* For the eight months ended February 28, 2006, the Portfolio’s new fiscal year-end, the Portfolio produced a return of 8.79%. Its benchmark, the S&P 500 Index, had a return of 8.86% during the same period.

Q.	WHY DID THE PORTFOLIO PERFORM THIS WAY?

A.	During this period, U.S. large-cap core equities as an asset class generally produced solid returns. Despite high levels of energy prices, rising interest rates and expected slower earnings growth, the market was able to push higher. Better-than-expected earnings and a strong, resilient economy contributed to the market’s positive performance during this period. The breadth of positive returns across sectors was very good. Only one sector out of 19, consumer durables, provided negative returns. The two best-performing sectors, non-energy minerals and industrial services, each returned more than 30% during the period.

The Portfolio was managed such that its return was comparable to that of the benchmark.

Q.	HOW WAS THE PORTFOLIO MANAGED?

A.	As is always the case, the Portfolio was managed according to a full-replication index strategy. All 500 stocks in the benchmark were held in the Portfolio in conformity to benchmark weights. Changes to the composition and stock weightings within the S&P 500 Index were implemented in the Portfolio in a timely, efficient and low-cost manner. In the third quarter of 2005, the S&P completed its second and final phase of transitioning the S&P 500 to a full “free-float”† methodology. Accordingly we implemented this change in the Portfolio in a prudent manner to limit any negative tracking. Portfolio exposures at the stock level, sector level and factor level are closely monitored to ensure that unintended active bets are not in place. The Portfolio is fully invested at all times to minimize market risk and eliminate the effects of cash drag on performance. Typically the Portfolio will be 99.50% invested in common stocks and 0.50% invested in equitized cash. Cash is equitized by investing in some combination of index futures contracts and exchange-traded funds.

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO**

1.	Exxon Mobil Corp.	3.2%
2.	General Electric Co.	3.0
3.	Microsoft Corp.	2.1
4.	Citigroup, Inc.	2.0
5.	Bank of America Corp.	1.8
6.	Procter & Gamble Co.	1.7
7.	Pfizer, Inc.	1.7
8.	American International Group, Inc.	1.5
9.	Johnson & Johnson	1.5
10.	Altria Group, Inc.	1.3

PORTFOLIO COMPOSITION**

Financial	21.0%
Information Technology	14.9
Healthcare	13.2
Industrials	11.3
Consumer Discretionary	10.5
Energy	9.4
Consumer Staples	9.3
Telecommunication Services	3.3
Utilities	3.3
Materials	2.9
Other (less than 1.0%)	0.8
Investments of Cash Collateral for Securities on Loan	5.3

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved. “S&P 500” is a registered service mark of Standard and Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

**	Percentages indicated are based on net assets as of February 28, 2006. The portfolio’s composition is subject to change.

†	A free float methodology includes only the shares that are currently available for trading in the market. S&P now uses float shares in the market-cap calculation of the cap-weighted indices.

4   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2006

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	8.28%	7.95%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 2/28/2006)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Equity Index Trust and S&P 500 Index. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index represents the performance of large companies in the U.S. stock market. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund’s fees/expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the index reflects an initial investment at the end of the month following the Fund’s inception.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   5

JPMorgan Intermediate Bond Trust

FUND COMMENTARY
AS OF FEBRUARY 28, 2006 (Unaudited)

FUND FACTS

Fund Inception	February 7, 2005
Fiscal Year-End	Last day of February
Net Assets as of 2/28/2006
(In Thousands)	$303,399
Primary Benchmark	Lehman Brothers Intermediate Government Credit Bond Index
Average Credit Quality	AA1
Duration	3.78 Years

Q.	HOW DID THE PORTFOLIO PERFORM?

A.	The JPMorgan Intermediate Bond Trust seeks current income consistent with the preservation of capital by investing in high- and medium-grade fixed income securities.* The Portfolio returned 0.33% for the eight-month period ending February 28, 2006, its new fiscal year-end, compared with the 0.05% return of its benchmark, the Lehman Brothers Intermediate Government Credit Bond Index.

Q.	WHY DID THE PORTFOLIO PERFORM IN THIS WAY?

A.	We continue to employ the same strategy with which the Portfolio has been managed since its inception in 2005. That strategy includes holding an overweight position in mortgage-backed securities (MBS), specifically well-structured collateralized mortgage obligations (CMOs). We maintain an underweight in corporate, Treasury and agency sectors. Within the corporate sector, we continue to hold our bias toward financial credits as well as higher rated credits, which served the Portfolio well during the period.

MBS continued to generate strong performance relative to comparable-duration Treasuries and other spread sectors, with a majority of the returns generated in 20- and 30-year discount conventional pass-through mortgages. Our mortgage overweight relative to the benchmark contributed to excess return for the period.

We continued to favor financials in the credit sector, which contributed slightly to performance as financials overall performed better than industrials and utilities. The Portfolio’s shorter duration also contributed to performance as rates continued to move higher over the period.

Q.	HOW WAS THE PORTFOLIO MANAGED?

A.	The Portfolio’s diversification among spread sectors worked well as lower-rated corporate bonds underperformed; and securitized sectors, specifically mort- gages, outperformed comparable-duration Treasuries. Higher-rated corporate securities led the corporate sector in returns relative to comparable-duration Treasuries, while lower-rated credits were the worst performers of the credits sector. The Portfolio’s positioning in both higher-rated quality (79.3% AAA compared with 67.1% for the benchmark) and lower-rated, investment-grade credits (6.4% compared with 11.2% for the benchmark) contributed to excess returns during the period.

The Portfolio had a yield advantage of 5.46% yield- to-worst compared with 4.98% for the benchmark on February 28, 2006. Our duration positioning, roughly 3.77 years versus 3.64 years for the benchmark, is consistent with our duration management philosophy of maintaining a duration at ±5% of the benchmark.

The market is pricing in two more rate hikes by the Federal Reserve (Fed) totaling 50 basis points by summer. The yield curve inverted late in the period, helped by the re-introduction of the 30-year Treasury. High demand for the first 30-year Treasury auction in February helped push the longer end of the curve lower.

While spreads have widened since the summer of 2005 and are no longer at the tight end of their 10-year historical range, they still remain expensive. In the mortgage sector, we continue to favor MBS to agency debentures and seasoned MBS to new issues. We believe that, within the corporate sector, share buybacks, special dividends and other shareholder-friendly actions are likely to continue. At the same time, default rates are projected to rise in 2006. Given the likelihood for increased name-specific event risk, we continue to be selective among issuers, particularly in the BBB segment.

PORTFOLIO COMPOSITION**

Collateralized Mortgage Obligations	46.9%
Corporate Bonds	20.3
U.S. Treasury Obligations	15.6
U.S. Government Agency Mortgages	6.7
Asset Backed Securities	3.2
Commercial Mortgage Backed Securities	1.2
U.S. Government Agency Securities	2.0
Other (less than 1.0%)	0.4
Short-Term Investments	3.1
Investments of Cash Collateral on Securities Loaned	12.2

*	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

**	Percentages indicated are based on net assets as of February 28, 2006. The portfolio’s composition is subject to change.

6   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 28, 2006

INCEPTION DATE	1 YEAR	SINCE INCEPTION
2/7/2005	2.67%	1.80%

LIFE OF FUND PERFORMANCE (2/7/2005 TO 2/28/2006)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risk. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown.

The graph illustrates comparative performance for $10,000,000 invested in the JPMorgan Intermediate Bond Trust and the Lehman Brothers Intermediate Government Credit Bond Index. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the index does not include fees and expenses attributable to the Fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. Investors cannot invest directly in an index.

The Fund’s shares have a $10,000,000 minimum investment and carry no sales charge.

Performance may reflect the waiver and reimbursement of the Fund’s fees/expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

The performance for the index reflects an initial investment at the end of the month following the Fund’s inception.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   7

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 89.4%
	Asset Backed Securities — 1.5%
1,496	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,468
	AmeriCredit Automobile Receivables Trust
632	Series 2002-A, Class A4, 4.61%, 01/12/09	630
620	Series 2002-D, Class A4, 3.40%, 12/13/09	616
350	Series 2003-BX, Class A4A, 2.72%, 01/06/10	345
1,056	Capital One Master Trust, Series 2001-5, Class A, 5.30%, 06/15/09	1,058
	Citibank Credit Card Issuance Trust
3,843	Series 2002-C2, Class C2, 6.95%, 02/18/14	4,128
2,150	Series 2005-B1, Class B1, 4.40%, 09/15/10	2,110
1,832	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,791
795	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	803
11,619	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 4.85%, 05/25/36	11,635
557	Ford Credit Auto Owner Trust, Series 2004-A, Class A3, 2.93%, 03/15/08	551
1,085	GE Capital Mortgage Services, Inc., Series 1999-HE, Class M, 6.71%, 04/25/29	1,080
369	Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	374
	Household Automotive Trust
751	Series 2001-3, Class A4, 4.37%, 12/17/08	749
1,225	Series 2005-1 Class A4, 4.35%, 06/18/12	1,200
	MBNA Credit Card Master Note Trust
2,422	Series 2002-C1, Class C1, 6.80%, 07/15/14	2,599
1,012	Series 2003-C1, Class C1, FRN, 6.27%, 06/15/12	1,068
	MBNA Master Credit Card Trust USA
1,760	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,913
1,540	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	1,593
	Onyx Acceptance Grantor Trust
518	Series 2002-C, Class A4, 4.07%, 04/15/09	518
411	Series 2002-D, Class A4, 3.10%, 07/15/09	410
243	Series 2004-B, Class A3, 3.09%, 09/15/08	242
326	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.29%, 10/25/31	325
792	Standard Credit Card Master Trust, Series A, 7.25%, 04/07/08	794
1,198	Textron Financial Corp. Receivables Trust, Series 2000-C, Class A3, 6.61%, 06/15/06 (e)	1,203
	WFS Financial Owner Trust
946	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	946
806	Series 2002-3, Class A4, 3.50%, 02/20/10	800
976	Series 2002-4, Class A4A, 3.11%, 08/20/10	962
951	Series 2003-2, Class A4, 2.41%, 12/20/10	939
1,296	Series 2003-4, Class A4, 3.15%, 05/20/11	1,272
333	Series 2004-1, Class A3, 2.19%, 06/20/08	331
380	Series 2004-2, Class A3, 2.85%, 09/22/08	378
	Total Asset Backed Securities (Cost $45,456)	44,831
	Collateralized Mortgage Obligations — 47.7%
	Agency CMO — 34.2%
4,879	Federal Home Loan Bank, Series 2000, Class Y, 5.27%, 12/28/12	4,858
	Federal Home Loan Mortgage Corp.
200	Series 11, Class D, 9.50%, 07/15/19	200
53	Series 22, Class C, 9.50%, 04/15/20	53
79	Series 23, Class F, 9.60%, 04/15/20	78
2	Series 41, Class I, HB, 84.00%, 05/15/20	2
13	Series 47, Class F, 10.0%, 06/15/20	13
33	Series 99, Class Z, 9.50%, 01/15/21	32
16	Series 134, Class B, IO, 9.00%, 04/01/22	3
—(h)	Series 204, Class E, FRN, IO, HB, 967.68%, 05/15/23	—	(h)
1,400	Series 2695, 4.00%, 10/15/18	1,282
1,500	Series 2783, 4.00%, 04/15/19	1,351
6,441	Series 2809, 4.00%, 06/15/19	5,842
4,000	Series 2965, 4.50%, 04/15/20	3,792
2,500	Series 3074, 5.00%, 11/15/35	2,422
—(h)	Series 1045, Class G, IO, HB, 1065.12%, 02/15/21	—	(h)
35	Series 1065, Class J, 9.00%, 04/15/21	35
—(h)	Series 1072, Class A, IO, HB, 1008.50%, 05/15/06	—	(h)
11	Series 1079, Class S, FRN, IF, 18.27%, 05/15/21	11
70	Series 1084, Class F, FRN, 5.57%, 05/15/21	70
49	Series 1084, Class S, FRN, IF, 24.41%, 05/15/21	50
—(h)	Series 1098, Class M, IO, HB, 1008.00%, 06/15/06	—	(h)
61	Series 1116, Class I, 5.50%, 08/15/21	61
43	Series 1144, Class KB, 8.50%, 09/15/21	43
—(h)	Series 1172, Class L, IO, VAR, HB, 1182.72%, 11/15/21	5
3	Series 1196, Class B, FRN, IO, HB, 626.40%, 01/15/22	4
723	Series 1212, Class IZ, 8.00%, 02/15/22	723

SEE NOTES TO FINANCIAL STATEMENTS.

8   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
98	Series 1250, Class J, 7.00%, 05/15/22	98
—(h)	Series 1298, Class L, IO, 981.87%, 06/15/07	—	(h)
118	Series 1343, Class LA, 8.00%, 08/15/22	120
149	Series 1343, Class LB, 7.50%, 08/15/22	151
286	Series 1370, Class JA, FRN, 5.78%, 09/15/22	288
258	Series 1455, Class WB, FRN, 2.36%, 12/15/22	230
36	Series 1465, Class SA, FRN, IO, 4.38%, 02/15/08	1
1,232	Series 1466, Class PZ, 7.50%, 02/15/23	1,262
22	Series 1470, Class F, FRN, 4.30%, 02/15/23	21
1,460	Series 1498, Class I, FRN, 5.78%, 04/15/23	1,482
1,759	Series 1502, Class PX, 7.00%, 04/15/23	1,804
241	Series 1505, Class Q, 7.00%, 05/15/23	247
24	Series 1506, Class F, FRN, 4.95%, 05/15/08	24
5	Series 1506, Class S, FRN, 12.75%, 05/15/08	5
85	Series 1506, Class SD, FRN, IO, 3.88%, 05/15/08	3
1,669	Series 1512, Class J, 6.50%, 05/15/08	1,676
319	Series 1513, Class N, 6.50%, 05/15/08	321
584	Series 1518, Class G, FRN, 4.41%, 05/15/23	560
204	Series 1541, Class M, FRN, IF, 14.54%, 07/15/23	215
557	Series 1541, Class O, FRN, 3.85%, 07/15/23	543
119	Series 1544, Class J, FRN, 7.91%, 07/15/08	119
612	Series 1558, Class D, 6.50%, 07/15/23	621
125	Series 1561, Class TA, PO, 08/15/08	119
51	Series 1570, Class F, FRN, 4.80%, 08/15/23	51
2,038	Series 1573, Class PZ, 7.00%, 09/15/23	2,116
92	Series 1575, Class FB, FRN, 6.13%, 08/15/08	93
38	Series 1575, Class SB, FRN, 5.62%, 08/15/08	38
1,188	Series 1591, Class PV, 6.25%, 10/15/23	1,209
175	Series 1595, Class D, 7.00%, 10/15/13	178
509	Series 1596, Class D, 6.50%, 10/15/13	520
31	Series 1602, Class SA, FRN, 7.72%, 10/15/23	31
165	Series 1604, Class SA, FRN, 9.39%, 11/15/08	170
272	Series 1606, Class SC, FRN, 13.05%, 11/15/08	291
71	Series 1607, Class SA, FRN, 13.03%, 10/15/13	79
3,300	Series 1608, Class L, 6.50%, 09/15/23	3,413
1,466	Series 1609, Class L, FRN, 7.31%, 11/15/23	1,464
744	Series 1611, Class JA, FRN, 5.88%, 08/15/23	754
708	Series 1611, Class JB, FRN, 5.44%, 08/15/23	687
293	Series 1612, Class SD, FRN, 9.60%, 11/15/08	303
186	Series 1625, Class SD, FRN, 8.50%, 12/15/08	194
1,000	Series 1638, Class H, 6.50%, 12/15/23	1,043
2,200	Series 1642, Class PJ, 6.00%, 11/15/23	2,223
91	Series 1659, Class SB, FRN, 8.50%, 01/15/09	93
16	Series 1671, Class QC, FRN, 10.00%, 02/15/24	20
101	Series 1685, Class Z, 6.00%, 11/15/23	101
21	Series 1686, Class SH, FRN, 8.83%, 02/15/24	22
158	Series 1689, Class SD, FRN, 9.67%, 10/15/23	163
440	Series 1695, Class EB, 7.00%, 03/15/24	461
393	Series 1698, Class SC, FRN, 9.86%, 03/15/09	417
144	Series 1699, Class FC, FRN, 5.23%, 03/15/24	146
728	Series 1700, Class GA, PO, 02/15/24	652
1,101	Series 1706, Class K, 7.00%, 03/15/24	1,149
71	Series 1709, Class FA, FRN, 3.51%, 03/15/24	68
216	Series 1745, Class D, 7.50%, 08/15/24	216
1,832	Series 1798, Class F, 5.00%, 05/15/23	1,792
241	Series 1807, Class A, 6.00%, 11/15/08	242
35	Series 1807, Class G, 9.00%, 10/15/20	36
512	Series 1829, Class ZB, 6.50%, 03/15/26	525
74	Series 1844, Class E, 6.50%, 10/15/13	75
527	Series 1863, Class Z, 6.50%, 07/15/26	536
45	Series 1865, Class D, PO, 02/15/24	36
324	Series 1890, Class H, 7.50%, 09/15/26	336
898	Series 1899, Class ZE, 8.00%, 09/15/26	937
226	Series 1900, Class TA, PO, 08/15/08	218
51	Series 1935, Class FL, FRN, 5.32%, 02/15/27	51
750	Series 1963, Class Z, 7.50%, 01/15/27	771
174	Series 1967, Class PC, PO, 10/15/08	168
124	Series 1970, Class PG, 7.25%, 07/15/27	124
1,092	Series 1981, Class Z, 6.00%, 05/15/27	1,085
464	Series 1987, Class PE, 7.50%, 09/15/27	476
75	Series 2017, Class SE, FRN, 12.15%, 12/15/08	79
1,033	Series 2019, Class Z, 6.50%, 12/15/27	1,058
843	Series 2025, Class PE, 6.30%, 01/15/13	856
375	Series 2033, Class SN, FRN, IO, 16.63%, 03/15/24	96
1,049	Series 2038, Class PN, IO, 7.00%, 03/15/28	190
1,210	Series 2040, Class PE, 7.50%, 03/15/28	1,263
422	Series 2043, Class CJ, 6.50%, 04/15/28	436
1,491	Series 2054, Class PV, 7.50%, 05/15/28	1,551
1,141	Series 2055, Class OE, 6.50%, 05/15/13	1,167
3,342	Series 2075, Class PH, 6.50%, 08/15/28	3,421
2,090	Series 2075, Class PM, 6.25%, 08/15/28	2,133
1,801	Series 2086, Class GB, 6.00%, 09/15/28	1,819
1,288	Series 2089, Class PJ, IO, 7.00%, 10/15/28	260
4,490	Series 2095, Class PE, 6.00%, 11/15/28	4,560
708	Series 2097, Class PV, 6.00%, 09/15/09	714
2,491	Series 2102, Class TC, 6.00%, 12/15/13	2,534
1,623	Series 2102, Class TU, 6.00%, 12/15/13	1,652

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   9

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
6,493	Series 2115, Class PE, 6.00%, 01/15/14	6,605
1,882	Series 2125, Class JZ, 6.00%, 02/15/29	1,903
473	Series 2130, Class QR, 6.00%, 02/15/28	473
348	Series 2132, Class SB, FRN, 10.75%, 03/15/29	374
285	Series 2134, Class PI, IO, 6.50%, 03/15/19	54
176	Series 2135, Class UK, IO, 6.50%, 03/15/14	27
180	Series 2141, IO, 7.00%, 04/15/29	37
353	Series 2143, Class CD, 6.00%, 02/15/28	355
383	Series 2163, Class PC, IO, 7.50%, 06/15/29	78
1,760	Series 2169, Class TB, 7.00%, 06/15/29	1,865
1,100	Series 2172, Class QC, 7.00%, 07/15/29	1,158
1,377	Series 2176, Class OJ, 7.00%, 08/15/29	1,426
512	Series 2189, Class SA, FRN, 8.51%, 02/15/28	526
1,172	Series 2201, Class C, 8.00%, 11/15/29	1,222
856	Series 2209, Class TC, 8.00%, 01/15/30	907
1,179	Series 2210, Class Z, 8.00%, 01/15/30	1,232
265	Series 2224, Class CB, 8.00%, 03/15/30	274
1,001	Series 2230, Class Z, 8.00%, 04/15/30	1,033
837	Series 2234, Class PZ, 7.50%, 05/15/30	867
730	Series 2247, Class Z, 7.50%, 08/15/30	737
957	Series 2256, Class MC, 7.25%, 09/15/30	977
1,903	Series 2259, Class ZM, 7.00%, 10/15/30	1,970
111	Series 2261, Class ZY, 7.50%, 10/15/30	113
249	Series 2262, Class Z, 7.50%, 10/15/30	252
1,872	Series 2271, Class PC, 7.25%, 12/15/30	1,919
1,816	Series 2283, Class K, 6.50%, 12/15/23	1,896
61	Series 2295, Class VB, 6.50%, 07/15/16	61
1,183	Series 2296, Class PD, 7.00%, 03/15/31	1,212
101	Series 2299, Class G, 7.00%, 05/15/14	101
78	Series 2304, Class VB, 6.50%, 07/15/16	78
327	Series 2306, Class K, PO, 05/15/24	281
772	Series 2306, Class SE, FRN, IO, 6.24%, 05/15/24	103
1,180	Series 2313, Class LA, 6.50%, 05/15/31	1,212
152	Series 2317, Class VG, 6.50%, 04/15/31	152
884	Series 2323, Class VO, 6.00%, 10/15/22	893
2,332	Series 2325, Class PM, 7.00%, 06/15/31	2,459
1,320	Series 2335, Class VH, 7.00%, 05/15/14	1,336
6,524	Series 2344, Class QG, 6.00%, 08/15/16	6,644
12,502	Series 2344, Class ZD, 6.50%, 08/15/31	12,831
1,160	Series 2344, Class ZJ, 6.50%, 08/15/31	1,189
1,263	Series 2345, Class NE, 6.50%, 08/15/31	1,291
1,537	Series 2345, Class PQ, 6.50%, 08/15/16	1,580
295	Series 2345, Class PV, 6.50%, 01/15/24	295
500	Series 2349, Class NW, 6.50%, 10/15/16	501
825	Series 2351, Class PZ, 6.50%, 08/15/31	859
262	Series 2353, Class PC, 6.50%, 09/15/15	262
2,353	Series 2353, Class TD, 6.00%, 09/15/16	2,406
2,053	Series 2355, Class BP, 6.00%, 09/15/16	2,091
880	Series 2359, Class PM, 6.00%, 09/15/16	896
1,339	Series 2359, Class ZB, 8.50%, 06/15/31	1,550
3,886	Series 2360, Class PG, 6.00%, 09/15/16	3,946
2,622	Series 2362, Class PD, 6.50%, 06/15/20	2,652
655	Series 2362, Class PJ, 6.50%, 10/15/28	660
884	Series 2363, Class PF, 6.00%, 09/15/16	899
1,622	Series 2366, Class MD, 6.00%, 10/15/16	1,653
1,848	Series 2367, Class ME, 6.50%, 10/15/31	1,920
1,673	Series 2371, Class VB, 6.00%, 08/15/15	1,682
664	Series 2374, Class PV, 5.50%, 12/15/14	665
128	Series 2382, Class TL, IO, 6.50%, 02/15/31	8
632	Series 2391, Class QE, 5.50%, 05/15/15	632
5,939	Series 2391, Class QR, 5.50%, 12/15/16	5,979
985	Series 2391, Class VQ, 6.00%, 10/15/12	999
2,200	Series 2392, Class PV, 6.00%, 12/15/20	2,226
2,179	Series 2394, Class MC, 6.00%, 12/15/16	2,221
2,200	Series 2399, Class OH, 6.50%, 01/15/32	2,266
3,520	Series 2399, Class TH, 6.50%, 01/15/32	3,626
4,120	Series 2410, Class NG, 6.50%, 02/15/32	4,254
1,355	Series 2410, Class OE, 6.38%, 02/15/32	1,382
3,121	Series 2410, Class QS, FRN, 7.62%, 02/15/32	3,200
1,182	Series 2410, Class QX, FRN, IO, 4.08%, 02/15/32	102
538	Series 2412, Class SE, FRN, 6.67%, 02/15/09	535
1,595	Series 2412, Class SP, FRN, 6.96%, 02/15/32	1,553
175	Series 2419, Class V, 6.50%, 12/15/12	175
4,140	Series 2420, Class XK, 6.50%, 02/15/32	4,271
2,443	Series 2423, Class MC, 7.00%, 03/15/32	2,523
2,511	Series 2423, Class MT, 7.00%, 03/15/32	2,594
1,893	Series 2425, Class OB, 6.00%, 03/15/17	1,930
2,640	Series 2430, Class WF, 6.50%, 03/15/32	2,745
3,080	Series 2434, Class TC, 7.00%, 04/15/32	3,196
660	Series 2435, Class CJ, 6.50%, 04/15/32	694
2,200	Series 2435, Class VH, 6.00%, 07/15/19	2,233
3,168	Series 2436, Class MC, 7.00%, 04/15/32	3,279
2,190	Series 2444, Class ES, FRN, IO, 3.38%, 03/15/32	178
1,257	Series 2450, Class GZ, 7.00%, 05/15/32	1,309
1,753	Series 2450, Class SW, FRN, IO, 3.43%, 03/15/32	158
1,183	Series 2454, Class BG, 6.50%, 08/15/31	1,199

SEE NOTES TO FINANCIAL STATEMENTS.

10   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
4,428	Series 2455, Class GK, 6.50%, 05/15/32	4,597
1,100	Series 2458, Class QE, 5.50%, 06/15/17	1,108
2,740	Series 2460, Class VZ, 6.00%, 11/15/29	2,766
1,040	Series 2461, Class VB, 6.50%, 04/15/18	1,043
3,080	Series 2462, Class JG, 6.50%, 06/15/32	3,186
2,244	Series 2466, Class PG, 6.50%, 04/15/32	2,317
1,100	Series 2466, Class PH, 6.50%, 06/15/32	1,160
2,200	Series 2474, Class NR, 6.50%, 07/15/32	2,282
881	Series 2480, Class PV, 6.00%, 07/15/11	893
1,998	Series 2484, Class LZ, 6.50%, 07/15/32	2,096
17	Series 2496, Class LD, 8.50%, 11/15/15	17
2,325	Series 2498, Class UD, 5.50%, 06/15/16	2,333
1,919	Series 2500, Class GD, 5.50%, 12/15/15	1,922
2,640	Series 2500, Class MC, 6.00%, 09/15/32	2,691
1,830	Series 2500, Class TD, 5.50%, 02/15/16	1,834
500	Series 2503, Class BH, 5.50%, 09/15/17	504
1,320	Series 2512, Class PG, 5.50%, 10/15/22	1,310
280	Series 2513, Class VA, 6.00%, 08/15/13	280
3,184	Series 2513, Class YO, PO, 02/15/32	2,722
4,399	Series 2515, Class DE, 4.00%, 03/15/32	4,065
1,991	Series 2518, Class PX, 5.50%, 09/15/13	1,999
626	Series 2519, Class BT, 8.50%, 09/15/31	672
811	Series 2521, Class PU, 5.50%, 05/15/10	816
2,680	Series 2527, Class VU, 5.50%, 10/15/13	2,686
1,980	Series 2535, Class BK, 5.50%, 12/15/22	1,984
2,640	Series 2537, Class TE, 5.50%, 12/15/17	2,658
1,320	Series 2541, Class GX, 5.50%, 02/15/17	1,327
2,200	Series 2543, Class YX, 6.00%, 12/15/32	2,251
2,860	Series 2544, Class HC, 6.00%, 12/15/32	2,929
2,957	Series 2552, Class ME, 6.00%, 01/15/33	3,027
2,629	Series 2565, Class MB, 6.00%, 05/15/30	2,661
1,496	Series 2567, Class QD, 6.00%, 02/15/33	1,537
781	Series 2571, Class SK, FRN, 14.79%, 09/15/23	940
4,399	Series 2575, Class ME, 6.00%, 02/15/33	4,499
3,077	Series 2586, Class WI, IO, 6.50%, 03/15/33	632
2,106	Series 2594, Class VA, 6.00%, 03/15/14	2,134
4,555	Series 2594, Class VP, 6.00%, 02/15/14	4,613
4,135	Series 2594, Class VQ, 6.00%, 08/15/20	4,168
1,612	Series 2596, Class QG, 6.00%, 03/15/33	1,658
8,471	Series 2597, Class DS, FRN, IO, 2.98%, 02/15/33	574
11,347	Series 2599, Class DS, FRN, IO, 2.43%, 02/15/33	650
13,479	Series 2610, Class DS, FRN, IO, 2.53%, 03/15/33	791
13,825	Series 2611, Class SH, FRN, IO, 3.08%, 10/15/21	896
1,320	Series 2611, Class UH, 4.50%, 05/15/18	1,247
1,760	Series 2617, Class GR, 4.50%, 05/15/18	1,667
492	Series 2619, Class HR, 3.50%, 11/15/31	456
2,093	Series 2619, Class IM, IO, 5.00%, 10/15/21	286
691	Series 2624, Class IU, IO, 5.00%, 06/15/33	158
12,650	Series 2626, Class NS, FRN, IO, 1.98%, 06/15/23	656
1,000	Series 2628, Class WA, 4.00%, 07/15/28	937
16,000	Series 2630, Class KN, 2.50%, 04/15/13	15,474
2,640	Series 2631, Class LC, 4.50%, 06/15/18	2,503
727	Series 2633, Class EO, PO, 08/15/33	500
1,389	Series 2636, Class Z, 4.50%, 06/15/18	1,301
3,944	Series 2637, Class SA, FRN, IO, 1.53%, 06/15/18	130
197	Series 2638, Class DS, FRN, 4.03%, 07/15/23	165
251	Series 2638, Class IA, IO, 5.00%, 02/15/15	1
5,284	Series 2638, Class SA, FRN, IO, 2.53%, 11/15/16	267
968	Series 2640, Class UG, IO, 5.00%, 01/15/32	306
1,429	Series 2640, Class UR, IO, 4.50%, 08/15/17	143
1,230	Series 2643, Class HI, IO, 4.50%, 12/15/16	127
3,049	Series 2643, Class KG, 4.00%, 05/15/18	3,032
2,471	Series 2651, Class VZ, 4.50%, 07/15/18	2,307
2,182	Series 2656, Class SH, FRN, 7.89%, 02/15/25	2,191
3,715	Series 2668, Class SB, FRN, 3.14%, 10/15/15	3,556
2,200	Series 2672, Class ME, 5.00%, 11/15/22	2,149
740	Series 2672, Class SJ, FRN, 3.09%, 09/15/16	667
6,599	Series 2675, Class CK, 4.00%, 09/15/18	6,021
2,973	Series 2682, Class YS, FRN, 2.15%, 10/15/33	1,966
518	Series 2683, Class VA, 5.50%, 02/15/21	521
3,520	Series 2684, Class TO, PO, 10/15/33	2,171
1,760	Series 2686, Class GB, 5.00%, 05/15/20	1,745
5,372	Series 2686, Class NS, FRN, IO, 3.03%, 10/15/21	369
2,190	Series 2691, Class WS, FRN, 2.15%, 10/15/33	1,437
2,000	Series 2695, Class DE, 4.00%, 01/15/17	1,881
731	Series 2696, Class CO, PO, 10/15/18	495
1,407	Series 2702, Class PC, 5.00%, 01/15/23	1,372
1,458	Series 2705, Class SC, FRN, IF, 2.15%, 11/15/33	993
2,754	Series 2705, Class SD, FRN, IF, 3.12%, 11/15/33	2,062
2,000	Series 2715, Class OG, 5.00%, 01/15/23	1,925
3,520	Series 2716, Class UN, 4.50%, 12/15/23	3,297
1,760	Series 2720, Class PC, 5.00%, 12/15/23	1,718
5,127	Series 2721, Class PI, IO, 5.00%, 05/15/16	338
314	Series 2727, PO, 01/15/34	190
9,019	Series 2727, Class BS, FRN, IF, 2.22%, 01/15/34	5,482
197	Series 2733, Class GF, FRN, 0.00%, 09/15/33	195
987	Series 2739, Class S, FRN, 2.86%, 01/15/34	857
1,191	Series 2744, Class PE, FRN, 5.50%, 02/15/34	971
880	Series 2744, Class PC, 5.50%, 01/15/31	888

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   11

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,991	Series 2744, Class PE, 5.50%, 02/15/34	2,002
3,891	Series 2744, Class TU, 5.50%, 05/15/32	3,851
3,811	Series 2749, Class PK, IO, 5.00%, 09/15/22	219
931	Series 2753, Class S, FRN, 2.86%, 02/15/34	679
4,242	Series 2755, Class SA, FRN, 5.06%, 05/15/30	3,971
1,053	Series 2766, Class SX, FRN, 2.79%, 03/15/34	772
824	Series 2769, PO, 03/15/34	658
531	Series 2771, Class FG, FRN, 0.00%, 03/15/34	428
2,616	Series 2776, Class SK, FRN, 2.22%, 04/15/34	1,846
981	Series 2778, Class BS, FRN, 4.32%, 04/15/34	773
1,091	Series 2780, Class JG, 4.50%, 04/15/19	1,022
2,000	Series 2809, Class UB, 4.00%, 09/15/17	1,877
330	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	323
287	Series 2841, Class GO, PO, 08/15/34	279
1,816	Series 2846, Class PO, PO, 08/15/34	1,507
779	Series 2849, Class PO, PO, 08/15/34	690
732	Series 2888, Class SL, FRN, 3.26%, 11/15/34	721
196	Series 2925, Class ZM, 5.00%, 01/15/35	195
745	Series 2958, Class KB, 5.50%, 04/15/35	742
1,000	Series 2958, Class QD, 4.50%, 04/15/20	953
1,342	Series 2962, Class Z, 4.50%, 04/15/20	1,340
10,000	Series 2971, Class GB, 5.00%, 11/15/16	9,954
1,000	Series 2971, Class GC, 5.00%, 07/15/18	988
1,100	Series 2975, Class KO, PO, 05/15/35	718
1,277	Series 3027, Class PZ, 4.50%, 09/15/25	1,273
7,500	Series 3047, Class OB, 5.50%, 12/15/33	7,511
1,103	Series 3047, Class OD, 5.50%, 10/15/35	1,086
2,500	Series 3064, Class OB, 5.50%, 07/15/29	2,497
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
1,982	Series T-41, Class 3A, 7.50%, 07/25/32	2,059
1,284	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,322
6,011	Series T-54, Class 2A, 6.50%, 02/25/43	6,133
2,083	Series T-54, Class 3A, 7.00%, 02/25/43	2,147
830	Series T-58, Class A, PO, 09/25/43	702
	Federal Home Loan Mortgage Corp. — Government National Mortgage Association
292	Series 29, Class J, 7.00%, 09/25/23	292
1,193	Series 8, Class ZA, 7.00%, 08/25/08	1,220
2,291	Series 55, Class GL, FRN, IO, 0.60%, 04/25/24	20
	Federal National Mortgage Association
29	Series 23, Class 2, IO, 10.00%, 09/01/17	7
3	Series 50, Class 2, IO, 10.50%, 03/01/19	1
89	Series 218, Class 2, IO, 7.50%, 04/01/23	21
72	Series 265, Class 2, 9.00%, 03/01/24	75
1,849	Series 329, Class 1, PO, 12/01/32	1,425
2,050	Series 340, Class 1, PO, 09/01/33	1,524
31	Series 1988-7, Class Z, 9.25%, 04/25/18	33
87	Series 1989-70, Class G, 8.00%, 10/25/19	91
29	Series 1989-78, Class H, 9.40%, 11/25/19	31
59	Series 1989-83, Class H, 8.50%, 11/25/19	63
59	Series 1989-89, Class H, 9.00%, 11/25/19	63
50	Series 1990-1, Class D, 8.80%, 01/25/20	53
11	Series 1990-60, Class K, 5.50%, 06/25/20	11
18	Series 1990-63, Class H, 9.50%, 06/25/20	19
20	Series 1990-93, Class G, 5.50%, 08/25/20	20
—(h)	Series 1990-94, Class H, IO, HB, 505.00%, 08/25/20	5
—(h)	Series 1990-95, Class J, IO, HB, 1118.04%, 08/25/20	9
84	Series 1990-102, Class J, 6.50%, 08/25/20	85
138	Series 1990-120, Class H, 9.00%, 10/25/20	144
12	Series 1990-134, Class SC, FRN, 14.71%, 11/25/20	15
1	Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	12
—(h)	Series 1991-7, Class K, IO, HB, 908.50%, 02/25/21	2
65	Series 1991-24, Class Z, 5.00%, 03/25/21	64
69	Series 1992-38, Class Z, 7.50%, 02/25/22	71
12	Series 1992-101, Class J, 7.50%, 06/25/22	13
312	Series 1992-136, Class PK, 6.00%, 08/25/22	315
241	Series 1992-143, Class MA, 5.50%, 09/25/22	241
61	Series 1992-152, Class N, IO, 8.00%, 08/25/07	3
497	Series 1992-156, Class K, 7.50%, 09/25/07	502
534	Series 1992-163, Class M, 7.75%, 09/25/22	559
966	Series 1992-188, Class PZ, 7.50%, 10/25/22	1,027
5	Series 1992-201, Class SB, FRN, 13.31%, 10/25/22	5
126	Series 1993-8, Class H, 7.00%, 01/25/08	127
413	Series 1993-21, Class KA, 7.70%, 03/25/23	433
165	Series 1993-27, Class SA, FRN, 15.50%, 02/25/23	209
377	Series 1993-55, Class K, 6.50%, 05/25/08	381
162	Series 1993-59, Class FA, FRN, 5.34%, 05/25/08	162
258	Series 1993-62, Class SA, FRN, 12.84%, 04/25/23	294
44	Series 1993-72, Class F, FRN, 4.20%, 05/25/08	44
26	Series 1993-107, Class F, FRN, 4.15%, 06/25/08	25
344	Series 1993-164, Class SC, FRN, 11.38%, 09/25/08	360

SEE NOTES TO FINANCIAL STATEMENTS.

12   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
121	Series 1993-165, Class SD, FRN, 7.86%, 09/25/23	123
264	Series 1993-165, Class SK, FRN, 12.50%, 09/25/23	315
675	Series 1993-167, Class GA, 7.00%, 09/25/23	691
97	Series 1993-175, Class SA, FRN, 12.44%, 09/25/08	103
185	Series 1993-179, Class SB, IF, FRN, 15.33%, 10/25/23	217
123	Series 1993-179, Class SC, FRN, 10.50%, 10/25/23	138
99	Series 1993-186, Class SA, FRN, 9.25%, 09/25/08	102
291	Series 1993-190, Class S, FRN, 9.39%, 10/25/08	299
98	Series 1993-196, Class FA, FRN 4.20%, 10/25/08	97
55	Series 1993-196, Class SB, FRN, 9.25%, 10/25/08	57
123	Series 1993-197, Class SB, FRN 9.15%, 10/25/08	123
685	Series 1993-199, Class FA, FRN, 5.14%, 10/25/23	694
344	Series 1993-205, Class H, PO, 09/25/23	290
650	Series 1993-220, Class SG, FRN, 6.81%, 11/25/13	646
376	Series 1993-221, Class FH, FRN, 5.69%, 12/25/08	380
183	Series 1993-221, Class SE, FRN, 9.50%, 12/25/08	191
292	Series 1993-225, Class UB, 6.50%, 12/25/23	301
21	Series 1993-225, Class VO, FRN, 8.94%, 12/25/22	21
116	Series 1993-230, Class FA, FRN, 5.19%, 12/25/23	118
363	Series 1993-233, Class SB, FRN, 10.99%, 12/25/08	379
543	Series 1993-247, Class FE, FRN, 5.59%, 12/25/23	553
252	Series 1993-247, Class SU, FRN, 9.65%, 12/25/23	269
589	Series 1993-25, Class J, 7.50%, 03/25/23	615
1,086	Series 1993-250, Class Z, 7.00%, 12/25/23	1,117
3,975	Series 1993-257, Class C, PO, 06/25/23	3,541
61	Series 1994-12, Class FC, FRN, 4.35%, 01/25/09	60
42	Series 1994-13, Class SK, FRN, 12.52%, 02/25/09	46
10	Series 1994-33, Class F, FRN, 4.99%, 03/25/09	10
187	Series 1994-33, Class FA, FRN, 4.30%, 03/25/09	184
1,108	Series 1994-34, Class DZ, 6.00%, 03/25/09	1,116
2,058	Series 1994-37, Class L, 6.50%, 03/25/24	2,111
6,669	Series 1994-40, Class Z, 6.50%, 03/25/24	6,881
257	Series 1994-55, Class G, 6.75%, 12/25/23	257
265	Series 1995-2, Class Z, 8.50%, 03/25/25	279
293	Series 1995-19, Class Z, 6.50%, 11/25/23	314
2,219	Series 1996-14, Class SE, FRN, IO, 6.29%, 08/25/23	327
144	Series 1996-20, Class L, PO, 09/25/08	136
482	Series 1996-24, Class B, PO, 10/25/08	466
217	Series 1996-24, Class E, PO, 03/25/09	204
82	Series 1996-27, Class FC, FRN, 5.09%, 03/25/17	82
525	Series 1996-32, Class PH, 7.00%, 01/25/26	533
567	Series 1996-39, Class J, PO, 09/25/08	539
8	Series 1996-46, Class PE, PO, 09/25/06	8
187	Series 1996-59, Class J, 6.50%, 08/25/22	190
2,771	Series 1997-20, IO, FRN, 1.84%, 03/25/27	174
144	Series 1997-27, Class J, 7.50%, 04/18/27	151
230	Series 1997-29, Class J, 7.50%, 04/20/27	239
1,394	Series 1997-39, Class PD, 7.50%, 05/20/27	1,441
1,065	Series 1997-42, Class EN, 7.25%, 07/18/27	1,091
219	Series 1997-42, Class ZC, 6.50%, 07/18/27	224
201	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	16
3,290	Series 1997-61, Class ZC, 7.00%, 02/25/23	3,398
620	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	132
101	Series 1998-4, Class C, PO, 04/25/23	85
322	Series 1998-27, Class B, PO, 12/25/08	305
2,218	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,239
808	Series 1998-43, Class SA, FRN, IO, 12.03%, 04/25/23	222
1,055	Series 1998-66, Class SB, FRN, IO, 3.57%, 12/25/28	83
584	Series 1999-17, Class C, 6.35%, 04/25/29	598
1,428	Series 1999-18, Class Z, 5.50%, 04/18/29	1,381
1,468	Series 1999-38, Class SK, FRN, IO, 3.47%, 08/25/23	107
344	Series 1999-52, Class NS, FRN, 10.55%, 10/25/23	369
858	Series 1999-62, Class PB, 7.50%, 12/18/29	897
2,758	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,898
1,169	Series 2000-20, Class SA, FRN, IO, 4.57%, 07/25/30	125
225	Series 2000-52, IO, 8.50%, 01/25/31	54
1,376	Series 2001-4, Class PC, 7.00%, 03/25/21	1,433
1,389	Series 2001-5, Class OW, 6.00%, 03/25/16	1,410
1,152	Series 2001-7, Class PF, 7.00%, 03/25/31	1,192

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   13

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
2,212	Series 2001-7, Class PR, 6.00%, 03/25/16	2,293
2,594	Series 2001-10, Class PR, 6.00%, 04/25/16	2,681
469	Series 2001-28, Class VB, 6.00%, 02/25/20	470
1,804	Series 2001-30, Class PM, 7.00%, 07/25/31	1,926
1,091	Series 2001-31, Class VD, 6.00%, 05/25/31	1,106
3,773	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	783
2,468	Series 2001-36, Class DE, 7.00%, 08/25/31	2,553
4,512	Series 2001-44, Class MY, 7.00%, 09/25/31	4,765
893	Series 2001-44, Class PD, 7.00%, 09/25/31	924
1,143	Series 2001-44, Class PU, 7.00%, 09/25/31	1,181
3,564	Series 2001-48, Class Z, 6.50%, 09/25/21	3,736
1,172	Series 2001-49, Class DQ, 6.00%, 11/25/15	1,180
910	Series 2001-49, Class Z, 6.50%, 09/25/31	934
880	Series 2001-50, Class VB, 6.50%, 12/25/16	889
664	Series 2001-52, Class KB, 6.50%, 10/25/31	682
786	Series 2001-52, Class XM, 6.50%, 11/25/10	799
2,684	Series 2001-52, Class XN, 6.50%, 11/25/15	2,756
2,200	Series 2001-61, Class VB, 7.00%, 12/25/16	2,273
880	Series 2001-61, Class VQ, 6.50%, 08/25/15	892
3,402	Series 2001-61, Class Z, 7.00%, 11/25/31	3,561
637	Series 2001-71, Class JW, 6.00%, 08/25/21	639
1,320	Series 2001-71, Class MB, 6.00%, 12/25/16	1,345
3,178	Series 2001-71, Class QE, 6.00%, 12/25/16	3,235
651	Series 2001-72, Class SX, FRN, 6.80%, 12/25/31	630
2,640	Series 2001-74, Class MB, 6.00%, 12/25/16	2,726
1,162	Series 2001-78, Class VB, 6.00%, 12/25/15	1,161
2,630	Series 2001-80, Class PE, 6.00%, 07/25/29	2,661
876	Series 2002-1, Class HC, 6.50%, 02/25/22	901
855	Series 2002-1, Class SA, FRN, 10.30%, 02/25/32	927
543	Series 2002-1, Class UD, FRN, 8.42%, 12/25/23	534
3,534	Series 2002-2, Class UC, 6.00%, 02/25/17	3,572
8,139	Series 2002-3, Class OG, 6.00%, 02/25/17	8,318
3,837	Series 2002-4, Class VC, 6.50%, 03/25/24	3,862
1,760	Series 2002-7, Class O, 6.00%, 03/25/17	1,799
315	Series 2002-7, Class QM, 6.00%, 02/25/20	315
4,565	Series 2002-7, Class TG, 6.00%, 03/25/17	4,677
909	Series 2002-8, Class SR, FRN, 6.64%, 03/25/09	909
466	Series 2002-9, Class VE, 6.50%, 12/25/12	471
1,012	Series 2002-11, Class QG, 5.50%, 03/25/17	1,018
6,470	Series 2002-13, Class SJ, FRN, IO, 1.60%, 03/25/32	280
117	Series 2002-13, Class ST, FRN, 10.00%, 03/25/32	136
7,859	Series 2002-18, Class PC, 5.50%, 04/25/17	7,924
2,200	Series 2002-19, Class PE, 6.00%, 04/25/17	2,240
334	Series 2002-21, Class LO, PO, 04/25/32	267
2,962	Series 2002-21, Class PE, 6.50%, 04/25/32	3,038
1,320	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,341
6,159	Series 2002-28, Class PK, 6.50%, 05/25/32	6,345
254	Series 2002-36, Class HZ, 7.00%, 12/25/29	256
2,067	Series 2002-37, Class Z, 6.50%, 06/25/32	2,121
880	Series 2002-42, Class C, 6.00%, 07/25/17	909
4,399	Series 2002-48, Class GH, 6.50%, 08/25/32	4,495
792	Series 2002-55, Class QE, 5.50%, 09/25/17	792
13,198	Series 2002-56, Class UC, 5.50%, 09/25/17	13,278
3,952	Series 2002-59, Class VB, 6.50%, 04/25/32	3,978
2,508	Series 2002-61, Class PE, 5.50%, 05/25/16	2,514
1,201	Series 2002-62, Class ZE, 5.50%, 11/25/17	1,191
687	Series 2002-73, Class S, FRN, 4.80%, 11/25/09	663
3,520	Series 2002-74, Class LD, 5.00%, 01/25/16	3,483
4,939	Series 2002-74, Class PD, 5.00%, 11/25/15	4,893
3,824	Series 2002-74, Class VA, 6.00%, 11/25/31	3,837
5,499	Series 2002-74, Class VB, 6.00%, 11/25/31	5,557
2,519	Series 2002-77, Class S, FRN, 6.09%, 12/25/32	2,329
4,346	Series 2002-83, Class CS, 6.88%, 08/25/23	4,489
668	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	109
880	Series 2002-93, Class PD, 3.50%, 02/25/29	845
3,629	Series 2002-94, Class BK, 5.50%, 01/25/18	3,661
2,319	Series 2003-8, Class SB, FRN, IO, 3.07%, 03/25/16	99
2,311	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	80
2,948	Series 2003-22, Class UD, 4.00%, 04/25/33	2,409
748	Series 2003-27, Class DW, 4.50%, 04/25/17	717
2,053	Series 2003-34, Class AX, 6.00%, 05/25/33	2,065
1,771	Series 2003-34, Class ED, 6.00%, 05/25/33	1,797
1,313	Series 2003-39, IO, VAR, 6.00%, 05/25/33	281
1,540	Series 2003-39, Class LW, 5.50%, 05/25/23	1,537
2,200	Series 2003-41, Class PE, 5.50%, 05/25/23	2,229
858	Series 2003-42, Class GB, 4.00%, 05/25/33	765
880	Series 2003-47, Class PE, 5.75%, 06/25/33	878
1,589	Series 2003-52, Class SX, FRN, 9.21%, 10/25/31	1,690
915	Series 2003-64, Class SX, FRN, 2.32%, 07/25/33	612
1,232	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	167
591	Series 2003-67, Class VQ, 7.00%, 01/25/19	612
665	Series 2003-68, Class QP, 3.00%, 07/25/22	612
2,126	Series 2003-71, Class DS, FRN, 1.38%, 08/25/33	1,484
6,297	Series 2003-73, Class GA, 3.50%, 05/25/31	5,870
590	Series 2003-74, Class SH, FRN, 1.92%, 08/25/33	413
16,307	Series 2003-80, Class SY, FRN, IO, 3.07%, 06/25/23	1,264

SEE NOTES TO FINANCIAL STATEMENTS.

14   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,442	Series 2003-81, Class LC, 4.50%, 09/25/18	1,370
5,719	Series 2003-83, Class PG, 5.00%, 06/25/23	5,573
1,844	Series 2003-91, Class SD, FRN, 4.87%, 09/25/33	1,665
787	Series 2003-92, Class SH, FRN, 3.62%, 09/25/18	667
2,640	Series 2003-106, Class US, FRN, 2.20%, 11/25/23	1,880
353	Series 2003-106, Class WS, FRN, 3.69%, 02/25/23	325
1,500	Series 2003-113, Class PC, 4.00%, 03/25/15	1,448
11,698	Series 2003-116, Class SB, FRN, IO, 3.02%, 11/25/33	961
6,000	Series 2003-117, Class JB, 3.50%, 06/25/33	5,245
1,760	Series 2003-122, Class TE, 5.00%, 12/25/22	1,712
1,320	Series 2003-128, Class KE, 4.50%, 01/25/14	1,285
1,000	Series 2003-128, Class NG, 4.00%, 01/25/19	904
1,951	Series 2003-130, Class SX, FRN, 4.65%, 01/25/34	1,857
1,541	Series 2003-132, Class OA, PO, 08/25/33	1,147
7,973	Series 2004-4, Class QI, FRN, IO, 2.52%, 06/25/33	461
754	Series 2004-4, Class QM, FRN, 5.04%, 06/25/33	719
4,411	Series 2004-10, Class SC, FRN, 10.28%, 02/25/34	4,804
2,322	Series 2004-14, Class SD, FRN, 2.20%, 03/25/34	1,559
1,944	Series 2004-21, Class CO, PO, 04/25/34	1,201
789	Series 2004-22, Class A, 4.00%, 04/25/19	745
1,320	Series 2004-25, Class PC, 5.50%, 01/25/34	1,315
8,292	Series 2004-25, Class SA, FRN, 6.93%, 04/25/34	8,166
8,944	Series 2004-27, Class HB, 4.00%, 05/25/19	8,033
880	Series 2004-36, Class PC, 5.50%, 02/25/34	872
5,897	Series 2004-36, Class SA, FRN, 6.93%, 05/25/34	5,901
2,699	Series 2004-36, Class SN, FRN, 5.04%, 07/25/33	2,502
5,000	Series 2004-37, Class AG, 4.50%, 11/25/32	4,711
2,841	Series 2004-51, Class SY, FRN, 5.08%, 07/25/34	2,677
1,100	Series 2004-53, Class NC, 5.50%, 07/25/24	1,109
238	Series 2004-61, Class SK, FRN, 8.50%, 11/25/32	254
880	Series 2004-76, Class CL, 4.00%, 10/25/19	802
440	Series 2004-81, Class AC, 4.00%, 11/25/19	400
1,540	Series 2004-92, Class JO, PO, 12/25/34	1,255
1,828	Series 2005-28, Class JA, 5.00%, 04/25/35	1,760
1,300	Series 2005-47, Class AN, 5.00%, 12/25/16	1,289
4,016	Series 2005-52, Class PA, 6.50%, 06/25/35	4,155
1,500	Series 2005-68, Class BC, 5.25%, 06/25/35	1,459
5,500	Series 2005-68, Class PG, 5.50%, 08/25/35	5,481
2,250	Series 2005-68, Class UC, 5.00%, 06/25/35	2,170
30,000	Series 2005-84, Class XM, 5.75%, 10/25/35	30,251
4,000	Series 2005-109, Class PC, 6.00%, 12/25/35	4,130
25,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	24,938
17,000	Series 2005-110, Class GK, 5.50%, 08/25/34	16,782
5,000	Series 2005-110, Class GL, 5.50%, 12/25/35	4,876
3,500	Series 2005-110, Class MN, 5.50%, 06/25/35	3,499
2,500	Series 2006-22, Class AO, PO, 12/25/49	1,829
1,918	Series 2989, PO, 06/15/23	1,566
3	Series G-17, Class S, FRN, HB, 608.16%, 06/25/21	38
177	Series G-28, Class S, FRN, 10.51%, 09/25/21	199
135	Series G-35, Class M, 8.75%, 10/25/21	144
57	Series G-51, Class SA, FRN, 17.61%, 12/25/21	77
285	Series G92-15, Class Z, 7.00%, 01/25/22	290
—(h)	Series G92-27, Class SQ, FRN, HB, 6229.44%, 05/25/22	6
717	Series G92-35, Class E, 7.50%, 07/25/22	744
1	Series G92-35, Class G, IO, HB, 1184.78%, 07/25/22	21
90	Series G92-42, Class Z, 7.00%, 07/25/22	93
3,813	Series G92-44, Class ZQ, 8.00%, 07/25/22	4,027
107	Series G92-52, Class FD, FRN, 4.61%, 09/25/22	106
934	Series G92-54, Class ZQ, 7.50%, 09/25/22	973
118	Series G92-59, Class F, FRN, 4.00%, 10/25/22	115
2	Series G92-61, Class FJ, FRN, 4.40%, 10/25/22	2
223	Series G92-61, Class Z, 7.00%, 10/25/22	230
180	Series G92-62, Class B, PO, 10/25/22	153
777	Series G93-1, Class KA, 7.90%, 01/25/23	816
166	Series G93-5, Class Z, 6.50%, 02/25/23	168
234	Series G93-14, Class J, 6.50%, 03/25/23	237
534	Series G93-17, Class SI, FRN, 6.00%, 04/25/23	529
546	Series G93-27, Class FD, FRN, 5.47%, 08/25/23	557
126	Series G93-37, Class H, PO, 09/25/23	108
171	Series G95-1, Class C, 8.80%, 01/25/25	184
2	Series K, Class 2, IO, HB, 256.00%, 11/01/08	7
	Federal National Mortgage Association Whole Loan
1,164	Series 2002-W5, Class A10, FRN, IO, 3.52%, 11/25/30	73
1,411	Series 2002-W5, Class A7, 6.25%, 08/25/30	1,420
3,601	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	3,665
1,203	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,251
613	Series 2003-W4, Class 2A, 6.50%, 10/25/42	614
1,475	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	1,460
4,419	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	4,562

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   15

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
	Government National Mortgage Association
2,627	Series 1994-3, Class PQ, 7.49%, 07/16/24	2,736
1,616	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,685
5,279	Series 1994-7, Class PQ, 6.50%, 10/16/24	5,479
1,258	Series 1996-16, Class E, 7.50%, 08/16/26	1,304
2,038	Series 1997-8, Class PN, 7.50%, 05/16/27	2,121
488	Series 1997-11, Class D, 7.50%, 07/20/27	504
1,014	Series 1998-26, Class K, 7.50%, 09/17/25	1,058
5,712	Series 1999-4, Class ZB, 6.00%, 02/20/29	5,742
4,111	Series 1999-10, Class ZC, 6.50%, 04/20/29	4,205
920	Series 1999-15, Class E, 6.50%, 01/16/29	932
1,183	Series 1999-30, Class S, FRN, IO, 4.03%, 08/16/29	78
61	Series 1999-33, Class SM, FRN, 9.20%, 09/16/29	67
1,136	Series 1999-40, Class ZW, 7.50%, 11/20/29	1,176
1,673	Series 1999-41, Class Z, 8.00%, 11/16/29	1,761
520	Series 1999-44, Class PC, 7.50%, 12/20/29	545
4,006	Series 1999-44, Class ZC, 8.50%, 12/16/29	4,371
1,644	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,717
1,309	Series 2000-6, Class Z, 7.50%, 02/20/30	1,341
591	Series 2000-9, Class PB, 7.50%, 06/16/26	595
623	Series 2000-9, Class Z, 8.00%, 06/20/30	655
4,388	Series 2000-9, Class ZJ, 8.50%, 02/16/30	4,745
1,114	Series 2000-12, Class ST, FRN, 16.65%, 02/16/30	1,359
1,320	Series 2000-14, Class PD, 7.00%, 02/16/30	1,364
418	Series 2000-16, Class ZN, 7.50%, 02/16/30	435
5,983	Series 2000-21, Class Z, 9.00%, 03/16/30	6,554
655	Series 2000-26, Class TZ, 8.50%, 09/20/30	748
478	Series 2000-26, Class Z, 7.75%, 09/20/30	488
88	Series 2000-30, Class ST, FRN, 11.05%, 12/16/22	99
1,291	Series 2000-31, Class Z, 9.00%, 10/20/30	1,374
369	Series 2000-34, Class SG, FRN, IO, 3.96%, 10/20/30	20
754	Series 2000-35, Class ZA, 9.00%, 11/20/30	803
119	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	24
560	Series 2000-37, Class B, 8.00%, 12/20/30	585
305	Series 2000-38, Class AH, 7.15%, 12/20/30	312
705	Series 2001-4, Class SJ, FRN, IO, 3.58%, 01/19/30	12
1,101	Series 2001-6, Class SD, FRN, IO, 3.98%, 03/16/31	85
1,488	Series 2001-7, Class PK, 6.50%, 03/20/31	1,523
3,631	Series 2001-8, Class Z, 6.50%, 03/20/31	3,714
72	Series 2001-32, Class WA, FRN, 8.70%, 07/20/31	76
1,045	Series 2001-35, Class SA, FRN, IO, 3.68%, 08/16/31	73
896	Series 2001-36, Class S, FRN, IO, 3.48%, 08/16/31	54
1,073	Series 2001-60, Class VP, 6.50%, 07/20/17	1,084
2,200	Series 2001-64, Class MQ, 6.50%, 12/20/31	2,263
1,023	Series 2002-3, Class SP, FRN, IO, 2.82%, 01/16/32	50
1,768	Series 2002-7, Class PG, 6.50%, 01/20/32	1,813
4,233	Series 2002-24, Class AG, FRN, IO, 3.38%, 04/16/32	335
384	Series 2002-24, Class SB, FRN, 5.07%, 04/16/32	371
9,867	Series 2002-31, Class SE, FRN, IO, 2.93%, 04/16/30	591
1,670	Series 2002-36, Class VB, 6.50%, 07/20/19	1,672
2,288	Series 2002-40, Class UK, 6.50%, 06/20/32	2,382
156	Series 2002-41, Class SV, FRN, 9.00%, 06/16/32	168
962	Series 2002-41, Class VB, 6.50%, 04/20/18	963
10,998	Series 2002-45, Class QE, 6.50%, 06/20/32	11,413
3,124	Series 2002-47, Class PG, 6.50%, 07/16/32	3,240
930	Series 2002-47, Class VB, 6.50%, 09/20/17	930
7,353	Series 2002-47, Class ZA, 6.50%, 07/20/32	7,548
242	Series 2002-51, Class SG, FRN, 12.70%, 04/20/31	272
3,637	Series 2002-52, Class GH, 6.50%, 07/20/32	3,786
2,147	Series 2002-54, Class GB, 6.50%, 08/20/32	2,207
6,516	Series 2002-67, Class VA, 6.00%, 03/20/13	6,541
2,486	Series 2002-70, Class AV, 6.00%, 03/20/12	2,522
7,137	Series 2002-70, Class PS, FRN, IO, 3.13%, 08/20/32	438
1,046	Series 2002-71, Class VJ, 6.00%, 12/20/14	1,050
1,108	Series 2002-75, Class PB, 6.00%, 11/20/32	1,152
1,182	Series 2002-79, Class KV, 6.00%, 11/20/13	1,198
1,152	Series 2002-80, Class EB, 7.00%, 01/20/32	1,188
1,172	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	40
2,259	Series 2002-88, Class VA, 6.00%, 12/20/17	2,292
3,098	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	481
1,362	Series 2003-4, Class NY, 5.50%, 12/20/13	1,367
5,023	Series 2003-11, Class SK, FRN, IO, 3.13%, 02/16/33	314
2,395	Series 2003-12, Class SP, FRN, IO, 3.13%, 02/20/33	155
518	Series 2003-24, PO, 03/16/33	435
1,540	Series 2003-40, Class TC, 7.50%, 03/20/33	1,689

SEE NOTES TO FINANCIAL STATEMENTS.

16   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
1,540	Series 2003-40, Class TJ, 6.50%, 03/20/33	1,644
880	Series 2003-46, Class MG, 6.50%, 05/20/33	907
1,628	Series 2003-46, Class TC, 6.50%, 03/20/33	1,718
1,520	Series 2003-52, Class AP, PO, 06/16/33	1,166
2,511	Series 2003-58, Class BE, 6.50%, 01/20/33	2,655
6,064	Series 2003-76, Class LS, FRN, IO, 2.63%, 09/20/31	302
642	Series 2003-90, PO, 10/20/33	549
2,562	Series 2003-95, Class SC, FRN, IO, 2.43%, 09/17/31	51
1,430	Series 2003-98, Class PC, 5.00%, 02/20/29	1,409
7,589	Series 2003-112, Class SA, FRN, IO, 1.98%, 12/16/33	269
11,589	Series 2004-11, Class SW, FRN, IO, 0.93%, 02/20/34	414
1,732	Series 2004-28, Class S, FRN, 7.09%, 04/16/34	1,684
788	Series 2004-73, Class AE, FRN, 5.43%, 08/17/34	752
	Vendee Mortgage Trust
1,409	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,387
711	Series 1994-1, Class 2J, 6.50%, 02/15/13	713
2,512	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,590
1,568	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,618
3,624	Series 1997-1, Class 2Z, 7.50%, 02/15/27	3,829
4,433	Series 1998-1, Class 2E, 7.00%, 09/15/27	4,574
2,912	Series 1999-1, Class 2Z, 6.50%, 01/15/29	2,914
		1,036,387
	Non-Agency CMO — 13.5%
8,500	American Home Mortgage Investment Corp. Series 2005-3, Class 2A4, FRN, 6.44%, 09/25/35	8,259
	Banc of America Funding Corp.
2,288	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,220
1,714	Series 2004-1, FRN, PO, 03/25/34	1,323
3,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,960
3,191	Series 2005-7, Class 30, PO, 11/25/35	2,240
8,776	Series 2005-E, Class 4A1, FRN, 4.10%, 03/20/35	8,566
	Banc of America Mortgage Securities
687	Series 2003-7, Class A2, 4.75%, 09/25/18	667
1,063	Series 2003-8 Class A, PO, 11/25/33	778
15,596	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	111
596	Series 2004-4, Class A, PO, 05/25/34	446
3,082	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,844
1,000	Series 2004-6, Class 2A5, PO, 07/25/34	533
2,356	Series 2004-6, Class A, PO, 07/25/34	1,669
521	Series 2004-8, Class 5, PO, 05/25/32	409
297	Series 2004-8, Class X, PO, 10/25/34	238
2,215	Series 2004-A, Class 2A2, 4.18%, 02/25/34	2,162
2,200	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	2,115
1,308	Series 2005-A, Class 2A1, 4.46%, 02/25/35	1,277
	Bank of America Alternative Loan Trust
728	Series 2003-2, PO, 04/25/33	542
1,042	Series 2003-11, PO, 01/25/34	799
826	Series 2004-6, Class 15, PO, 07/25/34	616
2,500	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	2,437
5,977	Bank of America Mortgage Securities, Series 2004-J, Class 3A1, FRN, 5.07%, 11/25/34	5,887
	Bear Stearns Adjustable Rate Mortgage Trust
1,832	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,788
880	Series 2004-4, Class A4, VAR, 3.51%, 06/25/34	855
13,500	Series 2006-1, Class 1A1, 4.63%, 02/25/36	13,200
	Citicorp Mortgage Securities, Inc.
1,254	Series 2005-5, Class A, PO, 08/25/35	868
1,418	Series 2005-8, Class A, PO, 11/25/35	986
	Citicorp Mortgage Securities, Inc.
772	Series 1993-14, Class A3, FRN, 5.78%, 11/25/23	773
9,994	Series 2004-1, Class A1, 4.75%, 01/25/34	9,685
3,377	Series 2004-5, Class A5, 4.50%, 08/25/34	3,221
2,903	Citigroup Mortgage Loan Trust, Inc., Series 2005-E, Class A1, 4.74%, 04/25/35	2,875
	Citigroup Mortgage Loan Trust, Inc.
1,054	Series 2003-1, Class 2, PO, 10/25/33	735
482	Series 2003-1, Class 2A6, PO, 10/25/33	263
876	Series 2003-1, Class 3, PO, 10/25/33	612
1,355	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,381
791	Series 2003-UST1, Class PO3, PO, 12/25/18	645
1,454	Series 2003-UST1, Class PO1, PO, 12/25/18	1,181
4,585	Series 2003-UST1, Class A1, FRN, 5.50%, 12/25/18	4,569
	Countrywide Alternative Loan Trust
2,640	Series 2002-8, Class A4, 6.50%, 07/25/32	2,630
1,043	Series 2002-17, Class A7, 2.50%, 01/25/33	1,005
9,804	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	9,091
20,486	Series 2005-22T1, Class A2, FRN, IO, 0.49%, 06/25/35	174
5,966	Series 2005-26CB, Class A10, FRN, 4.75%, 07/25/35	5,735
8,000	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	7,765
7,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	6,857
3,680	Series 2005-5R, Class A1, 5.25%, 12/25/18	3,654

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   17

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
2,037	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	1,967
35,544	Series 2005-J1, Class 1A4, FRN, IO, 0.52%, 02/25/35	284
	Countrywide Home Loan Mortgage Pass Through Trust
7,059	Series 2003-26, Class 1A6, 3.50%, 08/25/33	6,375
393	Series 2003-34, Class A11, 5.25%, 09/25/33	392
880	Series 2003-44, Class A9, PO, 10/25/33	542
1,352	Series 2003-J2, Class A17, FRN, IO, 2.82%, 04/25/33	64
5,417	Series 2003-J7, Class 4A3, FRN, 3.88%, 08/25/18	4,546
2,724	Series 2004-7, Class 2A1, FRN, 4.09%, 06/25/34	2,612
1,152	Series 2004-HYB1, Class 2A, VAR, 4.25%, 05/20/34	1,124
1,497	Series 2004-HYB3, Class 2A, VAR, 4.10%, 06/20/34	1,456
4,025	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	3,888
4,500	Series 2005-16, Class A23, 5.50%, 09/25/35	4,400
11,406	Series 2005-22, Class 2A1, FRN, 5.34%, 11/25/35	11,329
1,014	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	743
96	Credit Suisse First Boston Mortgage Securities Corp., Series 1987, Class C, PO, 04/25/17	84
	Credit Suisse First Boston Mortgage Securities Corp.,
1,570	Series 2005-4, Class 3A18, 5.50%, 06/25/35	1,447
1,747	Series 2005-4, Class 3A23, 5.50%, 06/25/35	1,544
2,046	First Horizon Alternative Mortgage Securities Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	1,981
	First Horizon Asset Securities, Inc.
2,300	Series 2003-3, Class 1A4, 3.90%, 05/25/33	2,161
6,802	Series 2004-AR1, Class 2A2, FRN, 5.03%, 04/25/35	6,719
7,953	Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	7,862
	GMAC Mortgage Corp. Loan Trust
6,427	Series 2005-AR3, Class 3A3, 4.89%, 06/19/35	6,371
6,500	Series 2005-AR3, Class 3A4, 4.89%, 06/19/35	6,409
	GSR Mortgage Loan Trust
2,200	Series 2004-6F, Class 3A4, 6.50%, 05/25/34	2,273
757	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	742
458	Series 2004-13F, Class 3A3, 6.00%, 11/25/34	439
1,731	Series 2005-4F, Class AP, PO, 05/25/35	1,298
	MASTR Adjustable Rate Mortgages Trust
5,953	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	5,795
12,000	Series 2004-13, Class 3A6, 3.79%, 11/21/34	11,499
	MASTR Alternative Loans Trust
4,064	Series 2003-9, Class 8A1, 6.00%, 01/25/34	4,076
9,240	Series 2004-4, Class 10A1, 5.00%, 05/25/24	8,817
2,551	Series 2004-6, Class 7A1, 6.00%, 07/25/34	2,556
1,562	Series 2004-7, Class 30PO, PO, 07/25/34	1,190
1,297	Series 2004-7, Class 30PO, PO, 08/25/34	966
7,837	Series 2004-8, Class 6A1, 5.50%, 09/25/19	7,806
1,879	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,812
	MASTR Asset Securitization Trust
1,518	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,505
1,088	Series 2003-12, Class 30, PO, 12/25/33	803
709	Series 2004-1 Class 30, PO, 02/25/34	500
745	Series 2004-6, Class 15, PO, 07/25/19	585
778	Series 2004-8, PO, 08/25/19	583
12,495	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	8,844
320	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	339
3,040	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 4.90%, 02/25/35	3,048
	Nomura Asset Acceptance Corp.
1,828	Series 2003-A1, Class A1, 5.50%, 05/25/33	1,815
1,661	Series 2003-A1, Class A2, 6.00%, 05/25/33	1,660
303	Series 2003-A1, Class A5, 7.00%, 04/25/33	303
335	Series 2003-A1, Class A7, 5.00%, 04/25/18	333
2,081	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	2,094
	Paine Webber CMO Trust
16	Series H, Class 4, 8.75%, 04/01/18	17
88	Series P, Class 4, 8.50%, 08/01/19	91
	Residential Accredit Loans, Inc.
4,399	Series 2002-QS8, Class A5, 6.25%, 06/25/17	4,397
1,448	Series 2002-QS16, Class A3, FRN, 7.04%, 10/25/17	1,339
4,551	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	4,285
5,880	Series 2003-QS12, Class A2A, FRN, IO, 3.02%, 06/25/18	469
1,790	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	319
13,499	Series 2003-QS14, Class A1, 5.00%, 07/25/18	13,246

SEE NOTES TO FINANCIAL STATEMENTS.

18   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
4,068	Series 2003-QS18, Class A1, 5.00%, 09/25/18	3,994
2,812	Series 2003-QS3, Class A2, FRN, 6.42%, 02/25/18	2,733
2,767	Series 2003-QS3, Class A8, FRN, IO, 3.02%, 02/25/18	187
6,927	Series 2003-QS9, Class A3, FRN, IO, 2.97%, 05/25/18	534
1,320	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,288
4,414	Series 2005-QA7, Class A21, VAR, 4.85%, 07/25/35	4,348
	Residential Asset Securitization Trust
1,245	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,216
455	Series 2003-A14, Class A1, 4.75%, 02/25/19	441
	Residential Funding Mortgage Securities I
6,869	Series 2003-S7, Class A17, 4.00%, 05/25/33	6,558
1,760	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,652
1,133	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	1,081
1,320	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,234
1,850	Series 2003-S14, Class A4, PO, 07/25/18	1,512
4,460	Series 2005-SA4, Class 1A1, VAR, 5.01%, 09/25/35	4,427
373	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	276
59	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	59
	Salomon Brothers Mortgage Securities VII
33	Series 2000-UP1, Class A2, 8.00%, 08/25/27	33
719	Series 2003-UP2, Class 1, PO, 12/25/18	595
3,300	Structured Adjustable Rate Mortgage Loan Trust Series 2004-6, Class 5A4, VAR, 4.99%, 06/25/34	3,218
	Structured Asset Securities Corp.
234	Series 2002-10H, Class 1AP, PO, 05/25/32	194
880	Series 2003-8, Class 1A2, 5.00%, 04/25/18	857
1,664	Series 2004-20, Class 1A3, 5.25%, 11/25/34	1,578
3,201	Wamu Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 2A4, 5.50%, 08/25/35	3,177
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,579	Series 2002-MS, Class 12 A, 6.50%, 05/25/32	1,580
37,855	Series 2005-2, Class 1A4, IO, FRN, 0.47%, 04/25/35	339
8,668	Series 2005-2, Class 2A3, IO, FRN, 0.42%, 04/25/35	60
5,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	4,875
2,192	Washington Mutual, Inc., Series 2004-RS2, Class A4, 5.00%, 11/25/33	1,891
	Washington Mutual, Inc.
1,395	Series 2003-AR4, Class A6, 3.42%, 05/25/33	1,358
1,760	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,678
795	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	792
5,675	Series 2003-S10, Class A5, 5.00%, 10/25/18	5,517
624	Series 2003-S10, Class A6, PO, 10/25/18	446
1,760	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,684
1,057	Series 2003-S9, PO, 10/25/33	740
692	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	679
5,613	Series 2004-S3, Class 2A3, FRN, 6.24%, 07/25/34	5,172
	Wells Fargo Mortgage Backed Securities Trust
1,444	Series 2003-11, Class 1A, PO, 10/25/18	1,028
2,640	Series 2003-11, Class 1A4, 4.75%, 10/25/18	2,555
2,200	Series 2003-13, Class A7, 4.50%, 11/25/18	2,063
1,053	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,021
1,100	Series 2003-8, Class A9, 4.50%, 08/25/18	1,048
6,353	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	6,103
2,531	Series 2004-7, Class 2A2, 5.00%, 07/25/19	2,487
8,588	Series 2004-BB, Class A4, FRN, 4.57%, 01/25/35	8,441
3,294	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	3,205
7,531	Series 2004-P, Class 2A1, FRN, 4.23%, 09/25/34	7,342
3,400	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	3,250
1,220	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	1,190
2,652	Series 2005-AR16, Class 2A1, 4.95%, 10/25/35	2,632
		410,158
	Total Collateralized Mortgage Obligations (Cost $1,488,027)	1,446,545
	Commercial Mortgage-Backed Securities — 0.6%
5,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	4,968
	Bear Stearns Commercial Mortgage Securities
221	Series 2000-WF1, Class A1, 7.64%, 02/15/32	228
1,375	Series 2004-T16, Class A2, 3.70%, 02/13/46	1,332
2,550	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	2,481

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   19

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Mortgage-Backed Securities — Continued
3,850	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	3,814
5,015	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	4,821
	Total Commercial Mortgage-Backed Securities (Cost $18,039)	17,644
	Corporate Bonds — 10.2%
	Aerospace & Defense — 0.1%
1,225	Northrop Grumman Corp.
	7.13%, 02/15/11	1,318
908	Systems 2001 AT LLC
	7.16%, 12/15/11 (e)	943
		2,261
	Airlines — 0.2%
466	American Airlines, Inc., Series 1999-1, 7.02%, 04/15/11 (c)	484
	Continental Airlines, Inc.
421	Series 1999-2, Class A1, 7.26%, 09/15/21	438
1,100	Series 1999-2, Class A2, 7.06%, 03/15/11	1,118
	Delta Air Lines, Inc.
561	Series 2001-1, 7.38%, 11/18/11	567
1,719	Series 2001-1, 7.57%, 05/18/12	1,723
734	Southwest Airlines Co., Series 2001-1, 5.10%, 11/01/07	734
	United AirLines, Inc.
789	Series 2001-1, 6.07%, 03/01/13 (c)	784
1,101	Series 2001-1, 6.20%, 09/01/08	1,104
		6,952
	Automobiles — 0.5%
	DaimlerChrysler NA Holding Corp.
1,144	4.75%, 01/15/08	1,130
2,519	7.20%, 09/01/09	2,647
	Ford Motor Credit Co.
1,130	5.80%, 01/12/09	1,015
6,200	7.38%, 10/28/09 (c)	5,727
300	7.38%, 02/01/11 (c)	271
3,050	7.88%, 06/15/10	2,821
450	General Motors Corp.
	8.80%, 03/01/21	310
616	Toyota Motor Credit Corp.
	2.88%, 08/01/08	586
		14,507
	Capital Markets — 1.6%
4,964	Bear Stearns Cos., Inc. (The)
	3.25%, 03/25/09 (c)	4,694
	Credit Suisse First Boston USA, Inc.
484	4.70%, 06/01/09	477
1,100	5.50%, 08/15/13	1,111
6,856	6.13%, 11/15/11	7,121
	Goldman Sachs Group, Inc.
1,465	3.88%, 01/15/09 (c)	1,416
1,204	4.75%, 07/15/13	1,157
1,205	5.25%, 10/15/13	1,194
1,683	6.60%, 01/15/12	1,788
440	6.65%, 05/15/09	458
5,071	6.88%, 01/15/11	5,410
224	7.35%, 10/01/09	239
	Lehman Brothers Holdings, Inc.
719	4.00%, 01/22/08 (c)	705
1,000	4.80%, 03/13/14 (c)	967
1,728	6.63%, 01/18/12	1,845
300	7.88%, 11/01/09	325
	Merrill Lynch & Co., Inc.
924	3.70%, 04/21/08	900
500	4.79%, 08/04/10 (c)	490
660	5.45%, 07/15/14	665
880	Series B, 3.13%, 07/15/08	849
2,313	Series C, 4.13%, 01/15/09	2,255
	Morgan Stanley
572	4.25%, 05/15/10 (c)	549
2,282	4.75%, 04/01/14 (c)	2,176
2,838	6.60%, 04/01/12	3,014
5,929	6.75%, 04/15/11 (c)	6,315
396	8.00%, 06/15/10	436
1,526	State Street Corp.
	7.65%, 06/15/10	1,665
		48,221
	Chemicals — 0.1%
1,320	Dow Capital BV (Netherlands)
	8.50%, 06/08/10	1,467
470	Dow Chemical Co. (The)
	6.13%, 02/01/11	487
		1,954

SEE NOTES TO FINANCIAL STATEMENTS.

20   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 1.2%
	Bank of America Corp.
2,112	3.88%, 01/15/08 (c)	2,067
500	5.25%, 12/01/15	498
1,166	7.40%, 01/15/11	1,272
5,867	7.80%, 02/15/10	6,405
3,444	First Bank NA
	6.50%, 02/01/08	3,537
2,420	Firstar Bank NA
	7.13%, 12/01/09	2,576
242	HSBC Holdings plc
	7.35%, 11/27/32	295
1,375	Huntington National Bank
	8.00%, 04/01/10	1,503
550	KEY Bank NA
	7.50%, 09/15/08	581
1,804	Keycorp, Series G, 4.70%, 05/21/09	1,782
660	Popular North America, Inc.
	4.25%, 04/01/08	645
1,753	Royal Bank of Canada (Canada)
	3.88%, 05/04/09	1,692
880	Suntrust Bank
	6.38%, 04/01/11	923
1,225	Textron Financial Corp.
	5.13%, 02/03/11	1,217
1,100	US Bancorp
	7.50%, 06/01/26	1,342
836	Wachovia Bank NA
	7.80%, 08/18/10	920
	Wachovia Corp.
2,137	3.50%, 08/15/08	2,055
2,818	3.63%, 02/17/09	2,701
	Wells Fargo & Co.
2,303	3.13%, 04/01/09	2,173
660	4.20%, 01/15/10	638
2,294	Wells Fargo Bank NA
	7.55%, 06/21/10	2,508
		37,330
	Commercial Services & Supplies — 0.1%
1,467	PHH Corp., 7.13%, 03/01/13	1,543
	Computers & Peripherals — 0.1%
	International Business Machines Corp.
1,232	5.39%, 01/22/09	1,239
440	6.22%, 08/01/27	476
		1,715
	Consumer Finance — 0.9%
660	American Express Credit Corp.
	3.00%, 05/16/08	631
	American General Finance Corp.
1,254	Series H, 4.50%, 11/15/07	1,242
880	Series H, 5.38%, 10/01/12 (c)	876
187	Capital One Bank
	5.75%, 09/15/10	190
	General Motors Acceptance Corp.
3,100	6.13%, 09/15/06 (c)	3,062
3,700	7.25%, 03/02/11 (c)	3,381
	HSBC Finance Corp.
1,100	4.75%, 05/15/09 (c)	1,084
7,928	5.88%, 02/01/09	8,069
220	6.38%, 11/27/12	231
1,470	6.40%, 06/17/08	1,509
2,494	6.50%, 11/15/08	2,577
367	6.75%, 05/15/11	390
440	7.20%, 07/15/06	443
1,980	7.88%, 03/01/07	2,029
1,125	SLM Corp., Series A, 5.38%, 01/15/13	1,121
		26,835
	Diversified Financial Services — 1.5%
	Associates Corp. of North America
2,051	8.15%, 08/01/09	2,238
1,355	8.55%, 07/15/09	1,493
1,100	Series A, 7.95%, 02/15/10	1,204
600	CIT Group, Inc.
	7.75%, 04/02/12 (c)	671
	Citigroup, Inc.
550	3.50%, 02/01/08 (c)	534
1,000	4.70%, 05/29/15 (c)	958
2,408	5.63%, 08/27/12	2,458
330	6.20%, 03/15/09	339
	General Electric Capital Corp.
2,294	6.75%, 03/15/32 (c)	2,685
440	Series A, 2.80%, 01/15/07 (c)	432
1,760	Series A, 3.50%, 05/01/08	1,705
2,332	Series A, 4.25%, 01/15/08 (c)	2,296
924	Series A, 4.63%, 09/15/09	909
5,763	Series A, 5.88%, 02/15/12 (c)	5,955
5,083	Series A, 6.00%, 06/15/12	5,294
3,651	Series A, 6.13%, 02/22/11	3,796
500	HSBC Finance Corp.
	5.00%, 06/30/15	482

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   21

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Financial Services — Continued
	International Lease Finance Corp.
695	4.50%, 05/01/08	685
551	5.88%, 05/01/13 (c)	563
1,188	John Hancock Global Funding II
	7.90%, 07/02/10 (e)	1,320
7,112	National Rural Utilities Cooperative Finance Corp.
	6.00%, 05/15/06	7,126
1,760	USAA Capital Corp., Series B, 7.05%, 11/08/06 (e)	1,783
748	Washington Mutual Financial Corp.
	6.88%, 05/15/11	802
		45,728
	Diversified Telecommunication Services — 1.0%
1,012	Bellsouth Capital Funding
	7.75%, 02/15/10	1,098
500	BellSouth Corp.
	5.20%, 09/15/14	493
1,743	Bellsouth Telecommunications
	6.30%, 12/15/15 (c)	1,789
3,609	British Telecommunications plc (United Kingdom)
	8.37%, 12/15/10	4,059
2,200	France Telecom S.A. (France)
	7.75%, 03/01/11	2,426
880	GTE Corp.
	7.51%, 04/01/09	930
2,586	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,798
	Sprint Capital Corp.
5,013	6.00%, 01/15/07 (c)	5,047
1,345	7.63%, 01/30/11	1,471
440	8.38%, 03/15/12	505
616	8.75%, 03/15/32	809
1,188	Telus Corp. (Canada)
	8.00%, 06/01/11	1,326
750	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	757
3,629	Verizon Global Funding Corp.
	7.25%, 12/01/10	3,908
647	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12 (c)	659
968	Verizon Pennsylvania, Inc.
	8.35%, 12/15/30	1,113
937	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	872
		30,060
	Electric Utilities — 0.3%
318	Alabama Power Co.
	4.70%, 12/01/10	311
453	American Electric Power Co., Inc., Series A, 6.13%, 05/15/06	454
308	Appalachian Power Co.
	6.60%, 05/01/09	318
990	Carolina Power & Light Co.
	5.13%, 09/15/13	977
240	Commonwealth Edison Co
	6.95%, 07/15/18 (c)	254
	Constellation Energy Group, Inc.
1,408	6.35%, 04/01/07	1,425
440	7.00%, 04/01/12	477
1,456	Dominion Resources, Inc., Series B, 6.25%, 06/30/12 (c)	1,508
1,650	DTE Energy Co., Series A, 6.65%, 04/15/09	1,703
2,211	Exelon Generation Co., LLC
	6.95%, 06/15/11 (c)	2,357
245	Kiowa Power Partners LLC
	4.81%, 12/30/13 (e)	235
270	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	270
		10,289
	Food & Staples Retailing — 0.1%
1,320	Kroger Co. (The)
	8.05%, 02/01/10 (c)	1,432
	Gas Utilities — 0.0% (g)
802	KeySpan Gas East Corp.
	7.88%, 02/01/10	874
	Hotels, Restaurants & Leisure — 0.0% (g)
396	Harrah’s Operating Co., Inc.
	8.00%, 02/01/11 (c)	434
	Independent Power Producers & Energy Traders — 0.1%
	Duke Energy Corp.
2,200	4.20%, 10/01/08 (c)	2,141
1,604	5.63%, 11/30/12 (c)	1,628
		3,769
	Industrial Conglomerates — 0.1%
506	Raychem Corp.
	7.20%, 10/15/08	524
	Tyco International Group S.A. (Bermuda)
2,420	6.38%, 10/15/11	2,508
1,100	6.75%, 02/15/11 (c)	1,154
		4,186

SEE NOTES TO FINANCIAL STATEMENTS.

22   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — 1.1%
1,716	American International Group, Inc.
	4.25%, 05/15/13	1,610
	ASIF Global Financing
2,640	3.90%, 10/22/08 (e)	2,555
2,552	4.90%, 01/17/13 (e)	2,495
1,980	Jackson National Life Global Funding
	6.13%, 05/30/12 (e)	2,073
1,100	John Hancock Global Funding II
	3.50%, 01/30/09 (e)	1,050
	MassMutual Global Funding II
1,804	3.25%, 06/15/07 (e)	1,755
1,936	3.50%, 03/15/10 (e)	1,812
1,276	Metropolitan Life Global Funding I
	5.20%, 09/18/13 (e)	1,274
710	MGIC Investment Corp.
	6.00%, 03/15/07	713
2,640	Monumental Global Funding II
	4.38%, 07/30/09 (e)	2,569
1,276	Monumental Global Funding III
	5.20%, 01/30/07 (e)	1,273
528	Nationwide Financial Services
	6.25%, 11/15/11	549
	New York Life Global Funding
1,045	3.88%, 01/15/09 (e)	1,010
3,080	5.38%, 09/15/13 (e)	3,125
667	Pacific Life Global Funding
	3.75%, 01/15/09 (e)	649
	Principal Life Global Funding I
1,100	2.80%, 06/26/08 (e)	1,045
264	5.13%, 06/28/07 (e)	263
4,729	6.25%, 02/15/12 (e)	4,951
	Protective Life Secured Trust
956	4.00%, 10/07/09	924
2,640	4.00%, 04/01/11	2,489
275	XL Capital Ltd. (Cayman Islands)
	5.25%, 09/15/14	265
		34,449
	Media — 0.4%
200	AOL Time Warner, Inc.
	7.70%, 05/01/32 (c)	230
700	Comcast Cable Communications
	7.13%, 06/15/13	755
1,675	Comcast Corp.
	5.50%, 03/15/11 (c)	1,671
803	Cox Communications, Inc.
	7.75%, 11/01/10	864
450	Knight-Ridder, Inc.
	7.13%, 06/01/11	452
3,212	Tele-Communications-TCI Group
	9.80%, 02/01/12	3,830
	Time Warner Companies Inc.
968	7.48%, 01/15/08	1,003
719	8.18%, 08/15/07	748
1,375	9.15%, 02/01/23	1,710
1,012	Time Warner Entertainment Co. LP
	10.15%, 05/01/12	1,226
		12,489
	Multi-Utilities — 0.0% (g)
1,048	PSEG Power LLC
	7.75%, 04/15/11 (c)	1,152
	Oil, Gas & Consumable Fuels — 0.1%
350	Conoco Funding Co. (Canada)
	5.45%, 10/15/06	350
1,980	ConocoPhillips
	8.75%, 05/25/10	2,246
		2,596
	Paper & Forest Products — 0.1%
	International Paper Co.
1,496	4.00%, 04/01/10	1,410
701	4.25%, 01/15/09 (c)	678
802	Union Camp Corp.
	6.50%, 11/15/07	816
	Weyerhaeuser Co.
38	6.13%, 03/15/07	38
550	6.75%, 03/15/12 (c)	582
		3,524
	Real Estate — 0.1%
2,116	EOP Operating LP
	6.75%, 02/15/12	2,228
308	ERP Operating LP
	4.75%, 06/15/09	303
		2,531
	Road & Rail — 0.1%
	Burlington Northern Santa Fe Corp.
950	6.13%, 03/15/09	975
1,120	7.13%, 12/15/10	1,208
		2,183

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   23

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Supranational — 0.0% (g)
440	Corp. Andina de Fomento
	5.20%, 05/21/13	434
	Thrifts & Mortgage Finance — 0.3%
616	Bank United, Series A, 8.00%, 03/15/09	662
	Countrywide Home Loans, Inc.
1,100	Series E, 7.20%, 10/30/06	1,113
2,470	Series L, 4.00%, 03/22/11	2,310
1,320	VAR, 3.25%, 05/21/08	1,266
770	Washington Mutual Bank FA
	6.88%, 06/15/11	825
	Washington Mutual, Inc.
1,439	4.20%, 01/15/10 (c)	1,385
300	5.63%, 01/15/07	301
1,100	World Savings Bank FSB
	4.50%, 06/15/09 (c)	1,077
		8,939
	Wireless Telecommunication Services — 0.1%
	New Cingular Wireless Services, Inc.
359	7.50%, 05/01/07 (c)	369
1,883	7.88%, 03/01/11	2,088
		2,457
	Total Corporate Bonds (Cost $320,389)	308,844
	Foreign Government Securities — 0.4%
	Mexico Government International Bond (Mexico)
1,832	4.63%, 10/08/08 (c)	1,810
475	6.38%, 01/16/13	500
1,000	6.63%, 03/03/15 (c)	1,085
	Province of Quebec (Canada)
5,059	5.75%, 02/15/09	5,166
440	SUB, 7.36%, 03/06/26	554
3,864	United Mexican States (Mexico), Series A, 7.50%, 04/08/33	4,691
	Total Foreign Government Securities (Cost $13,657)	13,806
	Mortgage Pass-Through Securities — 7.0%
	Federal Home Loan Mortgage Corp. Gold Pool
19,047	4.00%, 05/01/14–09/01/35	17,952
984	4.50%, 08/01/18	955
5,786	5.50%, 06/01/17–10/01/33	5,743
3,370	6.00%, 04/01/18–12/01/33	3,413
12,685	6.50%, 08/01/16–11/01/34	13,006
4,087	7.00%, 01/01/17–08/01/32	4,216
1,180	7.50%, 09/01/10–11/01/15	1,222
143	8.50%, 11/01/15	152
	Federal Home Loan Mortgage Corp. Pool
1,072	FRN, 3.87%, 07/01/33	1,044
6,518	FRN, 4.13%, 04/01/34	6,391
3,729	FRN, 4.28%, 12/01/33	3,657
8,206	5.50%, 07/01/35	8,154
—(h)	7.50%, 07/01/16	—	(h)
75	12.00%, 07/01/19–08/01/15	82
257	FRN, ARM, 5.47%, 07/01/19	262
249	FRN, ARM, 5.65%, 04/01/30	255
	Federal National Mortgage Association Pool
6,204	3.50%, 09/01/18–07/01/19	5,732
50,182	4.00%, 09/01/13–12/01/18	47,900
1,789	FRN, 4.20%, 01/01/34	1,762
15,944	4.50%, 11/01/14–02/01/35	15,488
2,634	FRN, 4.52%, 07/01/34	2,606
2,097	FRN, 4.74%, 05/01/35	2,081
2,964	5.00%, 06/01/18–09/01/35	2,916
23,385	5.50%, 06/01/12–04/01/33	23,249
13,499	6.00%, 02/01/14–03/01/32	13,716
7,860	6.50%, 03/01/17–08/01/31	8,113
3,265	7.00%, 03/01/17–06/01/32	3,377
224	7.50%, 03/01/17	235
3,730	8.00%, 11/01/12–11/01/28	3,974
312	9.00%, 05/01/18–04/01/26	338
76	9.50%, 07/01/28	84
525	10.94%, 04/15/19	574
67	12.50%, 01/01/16	74
387	FRN, ARM, 4.41%, 09/01/27	387
407	FRN, ARM, 4.67%, 03/01/29	410
6,477	FRN, ARM, 4.87%, 01/01/35	6,418
91	FRN, ARM, 5.37%, 03/01/19	92
34	FRN, ARM, 4.10%, 01/01/19	34
597	FRN, ARM, 4.92%, 04/01/34	596
	Government National Mortgage Association Pool
2,420	6.50%, 06/15/17–04/15/33	2,518
1,039	7.00%, 02/15/33–06/15/33	1,093
638	7.50%, 11/15/22–11/15/31	669
1,745	8.00%, 01/15/16–09/20/28	1,861
130	8.50%, 07/15/08–05/20/25	141
29	9.00%, 12/15/16–10/15/30	31
	Total Mortgage Pass-Through Securities (Cost $215,483)	212,973

SEE NOTES TO FINANCIAL STATEMENTS.

24   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Municipal Bonds — 0.1%
2,400	State of Illinois, Taxable Pension
	GO, 5.10%, 06/01/33 (Cost $2,422)	2,340
	U.S. Government Agency Securities — 1.4%
	Federal Home Loan Bank System
1,000	4.25%, 04/16/07	992
16,547	4.72%, 09/20/12	16,102
	Federal Home Loan Mortgage Corp.
3,648	4.13%, 07/12/10 (c)	3,534
990	5.75%, 01/15/12 (c)	1,030
880	6.63%, 09/15/09	927
1,218	6.88%, 09/15/10	1,313
	Federal National Mortgage Association
1,760	5.50%, 03/15/11 (c)	1,801
1,000	6.00%, 05/15/08 (c)	1,022
1,597	6.13%, 03/15/12	1,693
3,813	6.25%, 02/01/11	3,985
924	6.38%, 06/15/09	964
3,300	6.63%, 09/15/09	3,479
1,034	7.13%, 06/15/10	1,120
4,669	7.25%, 01/15/10	5,039
	Total U.S. Government Agency Securities (Cost $44,201)	43,001
	U.S. Treasury Obligations — 20.5%
	U.S. Treasury Bonds
1,000	6.25%, 08/15/23 (c)	1,182
3,253	7.50%, 11/15/16	4,028
1,320	7.63%, 02/15/25	1,801
4,883	7.88%, 02/15/21	6,527
600	8.13%, 05/15/21	821
3,825	8.75%, 05/15/17 (c)	5,177
3,761	8.75%, 08/15/20 (c)	5,341
264	8.88%, 02/15/19 (c)	370
572	9.25%, 02/15/16 (c)	781
2,416	9.88%, 11/15/15 (c)	3,399
35,391	10.38%, 11/15/12 (m)	38,638
11,564	11.75%, 11/15/14 (m)	14,331
49,780	12.00%, 08/15/13 (m)	58,192
9,855	12.50%, 08/15/14 (m)	12,313
440	13.25%, 05/15/14 (m)	551
	U.S. Treasury Inflation Indexed Bonds
9,662	3.63%, 04/15/28 (m)	12,624
2,640	3.88%, 01/15/09 (c)	2,793
16,866	4.25%, 01/15/10	18,368
	U.S. Treasury Notes
440	3.13%, 09/15/08 (c)	424
2,700	3.38%, 02/15/08 (c)	2,635
500	3.38%, 10/15/09 (c)	479
847	3.50%, 11/15/06	840
1,000	3.50%, 05/31/07 (c)	985
2,300	3.50%, 12/15/09 (c)	2,210
500	3.63%, 01/15/10 (c)	482
35,000	4.00%, 04/15/10 (c)	34,159
1,660	5.63%, 05/15/08	1,693
7,202	5.75%, 08/15/10 (c)	7,528
10,603	6.00%, 08/15/09	11,057
2,420	6.13%, 08/15/07	2,468
2,200	6.50%, 10/15/06 (c)	2,223
34,889	6.50%, 02/15/10 (m)	37,199
440	6.88%, 05/15/06 (c)	442
	U.S. Treasury STRIPS
11,972	PO, 02/15/10 (c)	10,005
18,742	PO, 02/15/11 (c)	14,975
32,239	PO, 02/15/13	23,464
59,442	PO, 02/15/16 (c)	37,614
13,083	PO, 02/15/19	7,121
792	PO, 02/15/22 (c)	375
6,181	PO, 02/15/23 (c)	2,793
36,997	PO, 02/15/14 (m)	25,605
14,926	PO, 02/15/15 (m)	9,872
10,866	PO, 02/15/17 (c)	6,532
2,420	PO, 05/15/07 (c)	2,290
8,271	PO, 05/15/08 (c)	7,474
1,700	PO, 05/15/09 (c)	1,467
31,538	PO, 05/15/12 (c)	23,928
3,000	PO, 05/15/13	2,156
8,391	PO, 05/15/14 (m)	5,741
4,235	PO, 05/15/15 (c)	2,771
14,358	PO, 05/15/16 (c)	8,946
8,429	PO, 08/15/13 (c)	5,983
37,846	PO, 08/15/14 (m)	25,574
15,887	PO, 08/15/15 (c)	10,277
2,068	PO, 08/15/16 (c)	1,274
16,650	PO, 05/15/17	9,871
37,041	PO, 05/15/18 (c)	20,910
6,533	PO, 11/15/09 (c)	5,487
8,743	PO, 11/15/12 (c)	6,445
18,426	PO, 11/15/14 (m)	12,307
6,359	PO, 11/15/15	4,077

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   25

JPMorgan Core Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
28,832	PO, 11/15/15 (c)	18,420
11,839	PO, 11/15/16 (c)	7,200
10,855	PO, 08/15/11 (c)	8,479
3,750	PO, 11/15/17 (c)	2,170
	Total U.S. Treasury Obligations (Cost $646,802)	623,664
	Total Long-Term Investments (Cost $2,794,476)	2,713,648

SHARES
Short-Term Investments — 10.1%
Investment Company — 10.1%
305,592	JPMorgan Liquid Assets Money Market Fund (b) (Cost $305,592)	305,592

PRINCIPAL AMOUNT($)
Investments of Cash Collateral on Securities Loaned — 8.5%
	Certificates of Deposit — 1.5%
9,750	Deutsche Bank New York,
	FRN, 4.66%, 01/22/08	9,750
1,000	Manufacturers and Traders,
	FRN, 4.56%, 09/26/06	1,000
8,250	Morgan Stanley Bank,
	4.54%, 03/14/06	8,250
9,000	Natexis Banques Populaires New York,
	FRN, 4.62%, 01/28/08	9,000
8,999	Nordea Bank New York,
	FRN, 4.57%, 01/03/07	8,999
9,693	Societe Generale, New York,
	FRN, 4.56%, 06/20/07	9,693
		46,692
	Commercial Paper — 0.0% (g)
494	Cedar Springs Capital Company LLC,
	4.58%, 04/20/06	494
	Corporate Notes — 2.9%
	American Express Credit Corp.
5,000	FRN, 4.57%, 06/12/07	5,000
4,000	FRN, 4.57%, 06/12/07	4,000
1,500	FRN, 4.58%, 01/15/08	1,500

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
5,000	Bank of America,
	FRN, 4.56%, 11/07/06	5,000
	Beta Finance, Inc.
9,528	FRN, 4.61%, 03/15/07	9,528
1,750	FRN, 4.62%, 01/15/08	1,750
11,000	CDC Financial Products Inc.,
	FRN, 4.66%, 03/31/06	11,000
500	Citigroup Global Markets Inc.,
	FRN, 4.63%, 03/07/06	500
9,500	Dorada Finance Inc.,
	FRN, 4.62%, 01/14/08	9,500
2,502	General Electric Capital Corp.,
	FRN, 4.62%, 05/12/06	2,502
10,994	K2 (USA) LLC,
	FRN, 4.64%, 02/15/08	10,994
	Sigma Finance Inc.
1,000	FRN, 4.62%, 10/24/07	1,000
11,993	FRN, 4.64%, 02/27/08	11,993
12,000	Unicredito Italiano Bank plc,
	FRN, 4.58%, 04/02/07	12,000
		86,267
	Repurchase Agreements — 4.1%
23,280	Bank of America Securities LLC, 4.57%, dated 02/28/06, due 03/01/06, repurchase price $23,282 collateralized by U.S. Government Agency Mortgages	23,280
25,000	Barclays Capital, 4.59%, dated 02/28/06, due 03/01/06, repurchase price $25,003 collateralized by U.S. Government Agency Mortgages	25,000
25,000	Lehman Brothers Inc., 4.57%, dated 02/28/06, due 03/01/06, repurchase price $25,003 collateralized by U.S. Government Agency Mortgages	25,000
25,000	Morgan Stanley, 4.58%, dated 02/28/06, due 03/01/06, repurchase price $25,003 collateralized by U.S. Government Agency Mortgages	25,000
25,000	UBS Securities LLC, 4.57%, dated 02/28/06, due 03/01/06, repurchase price $25,003 collateralized by U.S. Government Agency Mortgages	25,000
		123,280

SEE NOTES TO FINANCIAL STATEMENTS.

26   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Total Investments of Cash Collateral on Securities Loaned (Cost $256,733)	256,733
	Total Investments — 108.0% (Cost $3,356,801)	3,275,973
	Liabilities in Excess of Other Assets — (8.0)%	(242,563)
	NET ASSETS — 100.0%	$3,033,410

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   27

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 99.2%
	Common Stocks — 99.1%
	Aerospace & Defense — 2.3%
30	Boeing Co.	2,149
7	General Dynamics Corp.	909
5	Goodrich Corp.	188
31	Honeywell International, Inc.	1,264
4	L-3 Communications Holdings, Inc.	366
13	Lockheed Martin Corp.	954
13	Northrop Grumman Corp.	834
16	Raytheon Co.	710
6	Rockwell Collins, Inc.	336
37	United Technologies Corp.	2,182
		9,892
	Air Freight & Logistics — 1.0%
11	FedEx Corp.	1,190
2	Ryder System, Inc.	104
40	United Parcel Service, Inc., Class B	3,019
		4,313
	Airlines — 0.1%
26	Southwest Airlines Co.	428
	Auto Components — 0.2%
2	Cooper Tire & Rubber Co. (c)	33
6	Dana Corp. (c)	10
6	Goodyear Tire & Rubber Co. (The) (a) (c)	93
7	Johnson Controls, Inc.	504
		640
	Automobiles — 0.3%
68	Ford Motor Co.	542
21	General Motors Corp. (c)	421
10	Harley-Davidson, Inc.	528
		1,491
	Beverages — 2.1%
28	Anheuser-Busch Cos., Inc.	1,181
3	Brown-Forman Corp., Class B	214
76	Coca-Cola Co. (The)	3,181
11	Coca-Cola Enterprises, Inc.	218
7	Constellation Brands, Inc., Class A (a) (c)	190
2	Molson Coors Brewing Co., Class B	130
5	Pepsi Bottling Group, Inc.	147
61	PepsiCo, Inc.	3,592
		8,853
	Biotechnology — 1.5%
45	Amgen, Inc. (a)	3,412
7	Applera Corp.- Applied Biosystems Group	195
12	Biogen Idec, Inc. (a)	587
4	Chiron Corp. (a)	183
9	Genzyme Corp. (a)	656
17	Gilead Sciences, Inc. (a) (c)	1,044
9	MedImmune, Inc. (a)	329
		6,406
	Building Products — 0.2%
7	American Standard Cos., Inc.	265
16	Masco Corp.	484
		749
	Capital Markets — 3.3%
28	Bank of New York Co., Inc. (The)	966
4	Bear Stearns Cos., Inc. (The)	588
38	Charles Schwab Corp. (The)	612
15	E*Trade Financial Corp. (a)	383
3	Federated Investors, Inc., Class B	121
5	Franklin Resources, Inc.	558
17	Goldman Sachs Group, Inc.	2,332
8	Janus Capital Group, Inc.	173
10	Lehman Brothers Holdings, Inc.	1,432
15	Mellon Financial Corp.	553
34	Merrill Lynch & Co., Inc.	2,598
39	Morgan Stanley	2,355
7	Northern Trust Corp.	358
12	State Street Corp.	750
5	T. Rowe Price Group, Inc.	368
		14,147
	Chemicals — 1.5%
8	Air Products & Chemicals, Inc.	521
3	Ashland, Inc.	172
35	Dow Chemical Co. (The)	1,521
3	Eastman Chemical Co.	147
7	Ecolab, Inc. (c)	244
34	El Du Pont de Nemours & Co.	1,355
4	Engelhard Corp.	175
4	Hercules, Inc. (a) (c)	49
3	International Flavors & Fragrances, Inc.	102
10	Monsanto Co.	825
6	PPG Industries, Inc.	371
12	Praxair, Inc.	637
5	Rohm & Haas Co.	262
2	Sigma-Aldrich Corp. (c)	159
		6,540

SEE NOTES TO FINANCIAL STATEMENTS.

28   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Banks — 5.9%
13	AmSouth Bancorp (c)	354
170	Bank of America Corp.	7,799
20	BB&T Corp. (c)	785
6	Comerica, Inc.	347
5	Compass Bancshares, Inc. (c)	229
20	Fifth Third Bancorp	785
5	First Horizon National Corp.	180
8	Huntington Bancshares, Inc. (c)	201
15	Keycorp	557
3	M&T Bank Corp. (c)	328
8	Marshall & Ilsley Corp.	337
20	National City Corp.	702
17	North Fork Bancorp, Inc.	445
11	PNC Financial Services Group, Inc.	753
17	Regions Financial Corp. (c)	583
13	SunTrust Banks, Inc.	958
11	Synovus Financial Corp.	324
67	U.S. Bancorp	2,056
57	Wachovia Corp.	3,190
61	Wells Fargo & Co.	3,931
4	Zions Bancorp	315
		25,159
	Commercial Services & Supplies — 0.8%
8	Allied Waste Industries, Inc. (a) (c)	86
5	Apollo Group, Inc., Class A (a)	263
4	Avery Dennison Corp.	243
38	Cendant Corp.	623
5	Cintas Corp.	207
5	Equifax, Inc.	174
12	H&R Block, Inc.	268
5	Monster Worldwide, Inc. (a)	221
8	Pitney Bowes, Inc.	357
8	R.R. Donnelley & Sons Co.	268
6	Robert Half International, Inc.	224
20	Waste Management, Inc.	672
		3,606
	Communications Equipment — 2.9%
4	ADC Telecommunications, Inc. (a) (c)	108
6	Andrew Corp. (a)	81
15	Avaya, Inc. (a) (c)	171
21	CIENA Corp. (a)	85
225	Cisco Systems, Inc. (a)	4,553
7	Comverse Technology, Inc. (a)	213
56	Corning, Inc. (a)	1,362
61	JDS Uniphase Corp. (a) (c)	184
163	Lucent Technologies, Inc. (a) (c)	456
91	Motorola, Inc.	1,952
60	QUALCOMM, Inc.	2,843
16	Tellabs, Inc. (a)	241
		12,249
	Computers & Peripherals — 3.6%
31	Apple Computer, Inc. (a)	2,115
86	Dell, Inc. (a)	2,499
88	EMC Corp. (a)	1,227
10	Gateway, Inc. (a) (c)	23
105	Hewlett-Packard Co.	3,442
58	International Business Machines Corp.	4,641
4	Lexmark International, Inc., Class A (a)	200
7	NCR Corp. (a)	270
14	Network Appliance, Inc. (a)	452
3	QLogic Corp. (a)	121
125	Sun Microsystems, Inc. (a)	521
		15,511
	Construction & Engineering — 0.1%
3	Fluor Corp.	274
	Construction Materials — 0.1%
4	Vulcan Materials Co.	295
	Consumer Finance — 1.0%
45	American Express Co.	2,450
11	Capital One Financial Corp.	961
15	SLM Corp.	862
		4,273
	Containers & Packaging — 0.2%
4	Ball Corp.	162
4	Bemis Co.	116
5	Pactiv Corp. (a)	120
3	Sealed Air Corp. (c)	170
4	Temple-Inland, Inc.	175
		743
	Distributors — 0.1%
6	Genuine Parts Co.	283
	Diversified Financial Services — 3.7%
9	Ameriprise Financial, Inc.	410
7	CIT Group, Inc.	393
185	Citigroup, Inc.	8,591
128	JPMorgan Chase & Co. (q)	5,272
9	Moody’s Corp.	609
10	Principal Financial Group	500
		15,775

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   29

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Diversified Telecommunication Services — 2.6%
14	Alltel Corp.	885
143	AT&T, Inc.	3,947
67	BellSouth Corp.	2,115
5	CenturyTel, Inc.	173
12	Citizens Communications Co.	163
57	Qwest Communications International, Inc. (a) (c)	357
108	Verizon Communications, Inc.	3,644
		11,284
	Electric Utilities — 2.2%
6	Allegheny Energy, Inc. (a)	213
7	Ameren Corp. (c)	379
14	American Electric Power Co., Inc.	526
11	Centerpoint Energy, Inc. (c)	147
7	Cinergy Corp.	322
8	CMS Energy Corp. (a)	113
7	DTE Energy Co. (c)	282
12	Edison International	529
8	Entergy Corp.	551
24	Exelon Corp.	1,395
12	FirstEnergy Corp.	617
14	FPL Group, Inc.	606
13	PG&E Corp. (c)	478
4	Pinnacle West Capital Corp. (c)	149
14	PPL Corp.	443
9	Progress Energy, Inc. (c)	409
27	Southern Co. (The)	924
8	TECO Energy, Inc. (c)	130
18	TXU Corp.	926
15	Xcel Energy, Inc. (c)	274
		9,413
	Electrical Equipment — 0.5%
6	American Power Conversion Corp.	129
3	Cooper Industries Ltd. (Bermuda), Class A	281
15	Emerson Electric Co.	1,231
7	Rockwell Automation, Inc.	447
		2,088
	Electronic Equipment & Instruments — 0.3%
15	Agilent Technologies, Inc. (a)	542
6	Jabil Circuit, Inc. (a)	241
5	Molex, Inc. (c)	167
19	Sanmina-SCI Corp. (a)	74
33	Solectron Corp. (a)	121
9	Symbol Technologies, Inc.	107
3	Tektronix, Inc.	94
		1,346
	Energy Equipment & Services — 1.8%
13	Baker Hughes, Inc.	851
12	BJ Services Co.	370
19	Halliburton Co.	1,277
6	Nabors Industries Ltd. (Bermuda) (a)	382
6	National Oilwell Varco, Inc. (a)	389
5	Noble Corp. (Cayman Islands) (c)	371
4	Rowan Cos., Inc. (c)	161
22	Schlumberger Ltd. (Neth. Antilles)	2,481
12	Transocean, Inc. (a)	897
13	Weatherford International Ltd. (a)	549
		7,728
	Food & Staples Retailing — 2.3%
14	Albertson’s, Inc. (c)	344
17	Costco Wholesale Corp.	887
30	CVS Corp.	845
27	Kroger Co. (The) (a)	532
16	Safeway, Inc.	400
5	Supervalu, Inc.	158
23	Sysco Corp.	684
91	Wal-Mart Stores, Inc.	4,150
37	Walgreen Co.	1,663
5	Whole Foods Market, Inc.	322
		9,985
	Food Products — 1.0%
24	Archer-Daniels-Midland Co. (c)	759
7	Campbell Soup Co.	212
19	ConAgra Foods, Inc. (c)	400
13	General Mills, Inc.	641
7	Hershey Co. (The)	339
12	HJ Heinz Co.	464
9	Kellogg Co.	417
5	McCormick & Co., Inc. (Non-Voting) (c)	161
28	Sara Lee Corp.	492
9	Tyson Foods, Inc., Class A (c)	125
7	Wm. Wrigley Jr. Co.	417
		4,427

SEE NOTES TO FINANCIAL STATEMENTS.

30   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Gas Utilities — 0.1%
6	KeySpan Corp.	260
2	Nicor, Inc. (c)	70
1	Peoples Energy Corp. (c)	51
		381
	Health Care Equipment & Supplies — 2.1%
2	Bausch & Lomb, Inc.	136
24	Baxter International, Inc.	913
9	Becton, Dickinson & Co.	589
9	Biomet, Inc. (c)	332
22	Boston Scientific Corp. (a) (c)	528
4	C.R. Bard, Inc.	251
4	Fisher Scientific International, Inc. (a) (c)	306
12	Guidant Corp.	933
6	Hospira, Inc. (a)	234
44	Medtronic, Inc.	2,390
2	Millipore Corp. (a)	132
5	Patterson Cos., Inc. (a) (c)	182
5	PerkinElmer, Inc.	114
13	St. Jude Medical, Inc. (a)	612
11	Stryker Corp.	494
6	Thermo Electron Corp. (a)	206
4	Waters Corp. (a)	173
9	Zimmer Holdings, Inc. (a)	628
		9,153
	Health Care Providers & Services — 3.1%
21	Aetna, Inc.	1,068
8	AmerisourceBergen Corp.	351
16	Cardinal Health, Inc.	1,139
16	Caremark Rx, Inc. (a)	819
5	Cigna Corp.	565
6	Coventry Health Care, Inc. (a)	355
5	Express Scripts, Inc. (a)	465
16	HCA, Inc.	744
9	Health Management Associates, Inc., Class A	193
6	Humana, Inc. (a)	308
8	IMS Health, Inc. (c)	183
5	Laboratory Corp. of America Holdings (a) (c)	283
3	Manor Care, Inc. (c)	120
11	McKesson Corp.	610
11	Medco Health Solutions, Inc. (a)	628
6	Quest Diagnostics, Inc.	321
17	Tenet Healthcare Corp. (a) (c)	136
50	UnitedHealth Group, Inc.	2,911
24	WellPoint, Inc. (a)	1,856
		13,055
	Hotels, Restaurants & Leisure — 1.5%
16	Carnival Corp.	819
5	Darden Restaurants, Inc.	201
7	Harrah’s Entertainment, Inc.	484
12	Hilton Hotels Corp.	291
12	International Game Technology	441
6	Marriott International, Inc., Class A	412
46	McDonald’s Corp.	1,609
28	Starbucks Corp. (a)	1,022
8	Starwood Hotels & Resorts Worldwide, Inc.	510
4	Wendy’s International, Inc.	246
10	Yum! Brands, Inc.	494
		6,529
	Household Durables — 0.8%
3	Black & Decker Corp.	246
5	Centex Corp.	316
10	D.R. Horton, Inc.	340
5	Fortune Brands, Inc.	415
2	Harman International Industries, Inc.	267
3	KB Home (c)	192
7	Leggett & Platt, Inc. (c)	158
5	Lennar Corp., Class A	301
3	Maytag Corp. (c)	50
10	Newell Rubbermaid, Inc.	251
8	Pulte Homes, Inc.	302
2	Snap-On, Inc. (c)	83
3	Stanley Works (The)	134
2	Whirlpool Corp. (c)	222
		3,277
	Household Products — 2.3%
6	Clorox Co.	336
19	Colgate-Palmolive Co.	1,034
17	Kimberly-Clark Corp.	1,012
123	Procter & Gamble Co.	7,356
		9,738
	Independent Power Producers & Energy Traders — 0.3%
24	AES Corp. (The) (a)	414
34	Duke Energy Corp. (a)	965
11	Dynegy, Inc., Class A (a) (c)	60
		1,439
	Industrial Conglomerates — 4.0%
28	3M Co.	2,048
387	General Electric Co.	12,719
5	Textron, Inc.	427
74	Tyco International Ltd. (Bermuda)	1,901
		17,095

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   31

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Insurance — 4.7%
12	ACE Ltd. (Cayman Islands)	658
18	Aflac, Inc.	847
24	Allstate Corp. (The)	1,301
3	AMBAC Financial Group, Inc.	221
95	American International Group, Inc.	6,308
12	AON Corp. (c)	464
7	Chubb Corp.	701
6	Cincinnati Financial Corp. (c)	284
14	Genworth Financial, Inc., Class A	439
11	Hartford Financial Services Group, Inc.	906
5	Jefferson-Pilot Corp.	296
6	Lincoln National Corp. (c)	360
5	Loews Corp.	458
20	Marsh & McLennan Cos., Inc.	617
5	MBIA, Inc. (c)	288
28	Metlife, Inc.	1,390
7	Progressive Corp. (The) (c)	776
18	Prudential Financial, Inc.	1,425
5	Safeco Corp.	233
25	St. Paul Travelers Cos., Inc. (The)	1,090
4	Torchmark Corp. (c)	208
11	UnumProvident Corp. (c)	226
6	XL Capital Ltd. (Cayman Islands), Class A	431
		19,927
	Internet & Catalog Retail — 0.5%
11	Amazon.com, Inc. (a) (c)	421
42	eBay, Inc. (a)	1,677
		2,098
	Internet Software & Services — 0.4%
9	VeriSign, Inc. (a) (c)	222
46	Yahoo!, Inc. (a)	1,482
		1,704
	IT Services — 1.0%
5	Affiliated Computer Services, Inc., Class A (a) (c)	286
21	Automatic Data Processing, Inc.	975
7	Computer Sciences Corp. (a)	368
5	Convergys Corp. (a)	89
19	Electronic Data Systems Corp.	510
28	First Data Corp.	1,263
7	Fiserv, Inc. (a)	280
12	Paychex, Inc.	489
5	Sabre Holdings Corp., Class A	116
12	Unisys Corp. (a) (c)	83
		4,459
	Leisure Equipment & Products — 0.2%
4	Brunswick Corp. (c)	139
11	Eastman Kodak Co. (c)	295
7	Hasbro, Inc.	133
15	Mattel, Inc.	249
		816
	Machinery — 1.5%
25	Caterpillar, Inc.	1,820
2	Cummins, Inc.	186
9	Danaher Corp. (c)	526
9	Deere & Co.	674
7	Dover Corp.	356
5	Eaton Corp.	378
7	Illinois Tool Works, Inc.	644
12	Ingersoll-Rand Co., Ltd. (Bermuda), Class A	497
7	ITT Industries, Inc.	355
2	Navistar International Corp. (a)	66
6	PACCAR, Inc.	433
5	Pall Corp. (c)	134
4	Parker-Hannifin Corp.	343
		6,412
	Media — 3.3%
28	CBS Corp., Class B	692
20	Clear Channel Communications, Inc.	560
80	Comcast Corp., Class A (a)	2,134
2	Dow Jones & Co., Inc. (c)	88
3	E.W. Scripps Co., Class A (c)	150
9	Gannett Co., Inc.	546
16	Interpublic Group of Cos., Inc. (a) (c)	163
3	Knight Ridder, Inc. (c)	153
14	McGraw-Hill Cos., Inc. (The)	729
2	Meredith Corp. (c)	85
5	New York Times Co., Class A (c)	150
89	News Corp., Class A	1,451
7	Omnicom Group, Inc.	527
171	Time Warner, Inc.	2,956
10	Tribune Co. (c)	293
8	Univision Communications, Inc., Class A (a)	274
28	Viacom Inc., Class B (a)	1,131
70	Walt Disney Co.	1,972
		14,054

SEE NOTES TO FINANCIAL STATEMENTS.

32   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Metals & Mining — 0.8%
32	Alcoa, Inc.	934
3	Allegheny Technologies, Inc.	157
7	Freeport-McMoRan Copper & Gold, Inc., Class B (c)	341
16	Newmont Mining Corp.	866
6	Nucor Corp. (c)	490
4	Phelps Dodge Corp. (c)	513
4	United States Steel Corp. (c)	226
		3,527
	Multi-Utilities — 0.7%
9	Consolidated Edison, Inc. (c)	411
7	Constellation Energy Group, Inc.	384
13	Dominion Resources, Inc.	955
10	NiSource, Inc.	205
9	Public Service Enterprise Group, Inc.	637
9	Sempra Energy	450
		3,042
	Multiline Retail — 1.1%
4	Big Lots, Inc. (a) (c)	53
2	Dillards, Inc., Class A	56
12	Dollar General Corp.	202
6	Family Dollar Stores, Inc. (c)	146
10	Federated Department Stores, Inc.	708
9	J.C. Penney Co., Inc.	499
13	Kohl’s Corp. (a)	607
8	Nordstrom, Inc.	304
4	Sears Holdings Corp. (a)	440
32	Target Corp.	1,751
		4,766
	Office Electronics — 0.1%
35	Xerox Corp. (a)	524
	Oil, Gas & Consumable Fuels — 7.6%
3	Amerada Hess Corp.	405
9	Anadarko Petroleum Corp.	861
12	Apache Corp.	807
14	Burlington Resources, Inc.	1,248
82	Chevron Corp.	4,643
51	ConocoPhillips	3,098
16	Devon Energy Corp.	954
24	El Paso Corp.	316
9	EOG Resources, Inc.	596
228	Exxon Mobil Corp.	13,528
4	Kerr-McGee Corp.	415
4	Kinder Morgan, Inc.	358
13	Marathon Oil Corp.	948
6	Murphy Oil Corp.	283
16	Occidental Petroleum Corp.	1,442
5	Sunoco, Inc.	369
23	Valero Energy Corp.	1,215
21	Williams Cos., Inc.	453
13	XTO Energy, Inc.	557
		32,496
	Paper & Forest Products — 0.3%
18	International Paper Co. (c)	589
4	Louisiana-Pacific Corp. (c)	110
7	MeadWestvaco Corp.	185
9	Weyerhaeuser Co.	608
		1,492
	Personal Products — 0.2%
3	Alberto-Culver Co.	126
17	Avon Products, Inc.	484
4	Estee Lauder Cos., Inc. (The), Class A	165
		775
	Pharmaceuticals — 6.5%
57	Abbott Laboratories	2,510
5	Allergan, Inc. (c)	522
4	Barr Pharmaceuticals, Inc. (a)	260
72	Bristol-Myers Squibb Co.	1,655
42	Eli Lilly & Co.	2,315
12	Forest Laboratories, Inc. (a)	568
109	Johnson & Johnson	6,280
9	King Pharmaceuticals, Inc. (a)	144
80	Merck & Co., Inc.	2,791
8	Mylan Laboratories, Inc.	184
270	Pfizer, Inc.	7,070
54	Schering-Plough Corp.	1,001
4	Watson Pharmaceuticals, Inc. (a)	111
49	Wyeth	2,448
		27,859
	Real Estate — 0.8%
4	Apartment Investment & Management Co. REIT	155
8	Archstone-Smith Trust REIT (c)	368
15	Equity Office Properties Trust REIT	468
11	Equity Residential REIT	478
7	Plum Creek Timber Co., Inc. REIT	250
9	Prologis REIT	468
3	Public Storage, Inc. REIT (c)	236
7	Simon Property Group, Inc. REIT (c)	567
4	Vornado Realty Trust REIT	385
		3,375

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   33

JPMorgan Equity Index Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Road & Rail — 0.7%
14	Burlington Northern Santa Fe Corp.	1,075
8	CSX Corp.	441
15	Norfolk Southern Corp.	762
10	Union Pacific Corp.	859
		3,137
	Semiconductors & Semiconductor Equipment — 3.0%
15	Advanced Micro Devices, Inc. (a) (c)	572
13	Altera Corp. (a) (c)	266
13	Analog Devices, Inc.	512
59	Applied Materials, Inc.	1,090
11	Applied Micro Circuits Corp. (a) (c)	40
16	Broadcom Corp., Class A (a)	716
15	Freescale Semiconductor, Inc., Class B (a)	406
221	Intel Corp.	4,548
7	KLA-Tencor Corp.	378
11	Linear Technology Corp.	411
14	LSI Logic Corp. (a)	140
12	Maxim Integrated Products, Inc.	469
23	Micron Technology, Inc. (a)	351
13	National Semiconductor Corp.	353
5	Novellus Systems, Inc. (a) (c)	131
6	Nvidia Corp. (a)	295
7	PMC-Sierra, Inc. (a) (c)	68
7	Teradyne, Inc. (a) (c)	121
59	Texas Instruments, Inc.	1,769
13	Xilinx, Inc.	348
		12,984
	Software — 3.5%
22	Adobe Systems, Inc. (a)	850
8	Autodesk, Inc. (a)	318
8	BMC Software, Inc. (a)	173
17	CA, Inc. (c)	456
6	Citrix Systems, Inc. (a)	209
14	Compuware Corp. (a)	116
11	Electronic Arts, Inc. (a) (c)	572
6	Intuit, Inc. (a)	315
335	Microsoft Corp.	9,018
14	Novell, Inc. (a) (c)	133
153	Oracle Corp. (a)	1,900
4	Parametric Technology Corp. (a)	61
40	Symantec Corp. (a)	669
		14,790
	Specialty Retail — 2.2%
7	Autonation, Inc. (a) (c)	139
2	AutoZone, Inc. (a)	195
10	Bed Bath & Beyond, Inc. (a)	370
15	Best Buy Co., Inc. (c)	806
6	Circuit City Stores, Inc.	138
21	Gap, Inc. (The)	390
78	Home Depot, Inc.	3,279
13	Limited Brands, Inc.	302
29	Lowe’s Cos., Inc.	1,952
11	Office Depot, Inc. (a)	404
3	OfficeMax, Inc. (c)	76
5	RadioShack Corp.	96
4	Sherwin-Williams Co. (The) (c)	187
27	Staples, Inc.	657
5	Tiffany & Co.	193
17	TJX Cos., Inc. (c)	413
		9,597
	Textiles, Apparel & Luxury Goods — 0.4%
14	Coach, Inc. (a)	497
4	Jones Apparel Group, Inc.	124
4	Liz Claiborne, Inc. (c)	141
7	Nike, Inc., Class B	604
3	V.F. Corp.	178
		1,544
	Thrifts & Mortgage Finance — 1.7%
22	Countrywide Financial Corp. (c)	754
35	Fannie Mae	1,938
25	Freddie Mac	1,705
9	Golden West Financial Corp.	663
3	MGIC Investment Corp. (c)	212
13	Sovereign Bancorp, Inc.	272
36	Washington Mutual, Inc.	1,543
		7,087
	Tobacco — 1.4%
76	Altria Group, Inc.	5,483
3	Reynolds American, Inc. (c)	332
6	UST, Inc. (c)	233
		6,048
	Trading Companies & Distributors — 0.1%
3	Grainger (W.W.), Inc.	206
	Wireless Telecommunication Services — 0.6%
108	Sprint Nextel Corp.	2,600
	Total Common Stocks (Cost $396,791)	423,884

SEE NOTES TO FINANCIAL STATEMENTS.

34   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

SHARES	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Investment Company — 0.1%
5	S&P 500 Depositary Receipts (c) (Cost $579)	590
	Total Long-Term Investments (Cost $397,370)	424,474
Short-Term Investments — 0.7%
	Investment Company — 0.6%
2,632	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $2,632)	2,632

PRINCIPAL AMOUNT($)
	U.S. Treasury Bills — 0.1%
20	3.91%, 03/23/06 (k)	20
50	4.19%, 04/06/06 (k)	50
100	4.30%, 04/20/06 (k)	99
	Total U.S. Treasury Bills (Cost $169)	169
	Total Short-Term Investments (Cost $2,801)	2,801
Investments of Cash Collateral on Securities Loaned — 5.3%
	Certificates of Deposit — 0.8%
1,000	Canadian Imperial Bank N.Y.
	FRN, 4.62%, 02/14/08	1,000
1,250	Deutsche Bank N.Y.
	FRN, 4.66%, 01/22/08	1,250
1,249	Societe Generale, N.Y.
	FRN, 4.56%, 06/20/07	1,249
		3,499
	Corporate Notes — 1.5%
1,500	American Express Credit Corp.
	FRN, 4.57%, 06/12/07	1,500
1,906	Beta Finance, Inc.
	FRN, 4.62%, 03/15/07	1,906
2,000	CDC Financial Products, Inc.
	FRN, 4.66%, 03/31/06	2,000
1,100	Unicredito Italiano Bank plc
	FRN, 4.58%, 04/02/07	1,100
		6,506

PRINCIPAL AMOUNTS($)	SECURITY DESCRIPTION	VALUE($)
	Repurchase Agreements — 3.0%
2,601	Bank of America Securities LLC, 4.57%, dated 02/28/06, due 03/01/06, repurchase price $2,601 collateralized by U.S. Government Agency Mortgages	2,601
2,488	Barclays Capital, 4.59%, dated 02/28/06, due 03/01/06, repurchase price $2,488 collateralized by U.S. Government Agency Mortgages	2,488
2,500	Lehman Brothers, Inc., 4.57%, dated 02/28/06, due 03/01/06, repurchase price $2,500 collateralized by U.S. Government Agency Mortgages	2,500
2,500	Morgan Stanley, 4.58%, dated 02/28/06, due 03/01/06, repurchase price $2,500 collateralized by U.S. Government Agency Mortgages	2,500
2,500	UBS Securities LLC, 4.57%, dated 02/28/06, due 03/01/06, repurchase price $2,500 collateralized by U.S. Government Agency Mortgages	2,500
		12,589
	Total Investments of Cash Collateral on Securities Loaned (Cost $22,594)	22,594
	Total Investments — 105.2% (Cost $422,765)	449,869
	Liabilities in Excess of Other Assets — (5.2)%	(22,083)
	NET ASSETS — 100.0%	$427,786

Percentages indicated are based on net assets.

Futures Contracts

(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 02/28/06 $	UNREALIZED APPRECIATION $
8	S&P 500 Index	March, 2006	2,565	36

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   35

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — 96.3%
	Asset Backed Securities — 3.2%
405	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%,12/15/11	397
	AmeriCredit Automobile Receivables Trust
273	Series 2002-A, Class A4, 4.61%, 01/12/09	273
286	Series 2002-D, Class A4, 3.40%, 04/13/09	284
161	Series 2003-BX, Class A4A, 2.72%, 01/06/10	158
202	Capital One Master Trust, Series 2001-5, Class A, 5.30%, 06/15/09	202
	Citibank Credit Card Issuance Trust
202	Series 2002-A1, Class A1, 4.95%, 02/09/09	202
860	Series 2002-C2, Class C2, 6.95%, 02/18/14	923
500	Series 2005-B1, Class B1, 4.40%, 09/15/10	490
337	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	329
249	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	252
1,867	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 4.85%, 05/25/36	1,869
214	GE Capital Mortgage Services, Inc., Series 1999-HE, Class M, 6.71%, 04/25/29	213
600	Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	588
	MBNA Credit Card Master Note Trust
607	Series 2002-C1, Class C1, 6.80%, 07/15/14	651
253	Series 2003-C1, Class C1, FRN, 6.27%, 06/15/12	267
	MBNA Master Credit Card Trust USA
445	Series 1999-J, Class C, 7.85%, 02/15/12 (e)	483
405	Series 2000-D, Class C, 8.40%, 09/15/09 (e)	419
159	Onyx Acceptance Grantor Trust, Series 2002-C, Class A4, 4.07%, 04/15/09	159
60	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	60
234	Textron Financial Corp. Receivables Trust, Series 2000-C, Class A3, 6.61%, 02/15/15 (e)	235
	WFS Financial Owner Trust
185	Series 2002-2, Class A4, SUB, 4.50%, 02/20/10	185
398	Series 2003-2, Class A4, 2.41%, 12/20/10	393
497	Series 2003-4, Class A4, 3.15%, 05/20/11	488
153	Series 2004-1, Class A3, 2.19%, 06/20/08	152
	Total Asset Backed Securities (Cost $9,827)	9,672
	Collateralized Mortgage Obligations — 46.9%
	Agency CMO — 38.1%
	Federal Home Loan Mortgage Corp.
32	Series 11, Class D, 9.50%, 07/15/19	32
1	Series 41, Class I, HB, 84.00%, 05/15/20	1
14	Series 46, Class B, 7.80%, 09/15/20	14
6	Series 47, Class F, 10.00%, 06/15/20	6
—(h)	Series 85, Class C, 8.60%, 01/15/21	—	(h)
12	Series 99, Class Z, 9.50%, 01/15/21	12
53	Series 114, Class H, 6.95%, 01/15/21	53
—(h)	Series 1072, Class A, IO, HB, 1008.50%, 05/15/06	—	(h)
4	Series 1079, Class S, IF, 18.27%, 05/15/21	4
6	Series 1084, Class F, FRN, 5.57%, 05/15/21	6
4	Series 1084, Class S, IF, 24.41%, 05/15/21	4
—(h)	Series 1098, Class M, IO, HB, 1008.00%, 06/15/06	—	(h)
22	Series 1144, Class KB, 8.50%, 09/15/21	22
—(h)	Series 1172, Class L, IO, VAR, HB, 1181.25%, 11/15/21	2
—(h)	Series 1196, Class B, IF, IO, HB 628.32%, 01/15/22	—	(h)
47	Series 1206, Class IA, 7.00%, 03/15/22	47
625	Series 1212, Class IZ, 8.00%, 02/15/22	625
32	Series 1250, Class J, 7.00%, 05/15/22	32
—(h)	Series 1298, Class L, IO, HB, 981.87%, 06/15/07	—	(h)
82	Series 1343, Class LA, 8.00%, 08/15/22	84
80	Series 1404, Class FA, 4.50%, 11/15/07	79
13	Series 1465, Class SA, IF, IO, 4.38%, 02/15/08	—	(h)
368	Series 1466, Class PZ, 7.50%, 02/15/23	377
5	Series 1470, Class F, FRN, 4.30%, 02/15/23	5
146	Series 1491, Class I, 7.50%, 04/15/23	149
9	Series 1506, Class F, FRN, 4.95%, 05/15/08	9
2	Series 1506, Class S, IF, 12.75%, 05/15/08	2
22	Series 1506, Class SD, IF, IO, 3.88%, 05/15/08	1
460	Series 1512, Class J, 6.50%, 05/15/08	463
56	Series 1513, Class AG, FRN, 3.80%, 05/15/08	55
105	Series 1513, Class N, 6.50%, 05/15/08	106
143	Series 1518, Class G, IF, 4.41%, 05/15/23	137
135	Series 1541, Class O, FRN, 3.85%, 07/15/23	132
47	Series 1544, Class J, IF, 7.91%, 07/15/08	47
27	Series 1549, Class K, 8.50%, 07/15/08	27
281	Series 1558, Class D, 6.50%, 07/15/23	286
91	Series 1586, Class M, 5.00%, 09/15/08	90
26	Series 1600, Class SC, IF, 8.60%, 10/15/08	26
3	Series 1602, Class SA, IF, 7.72%, 10/15/23	3

SEE NOTES TO FINANCIAL STATEMENTS.

36   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
36	Series 1604, Class SA, IF, 9.39%, 11/15/08	37
67	Series 1606, Class SC, IF, 13.05%, 11/15/08	71
767	Series 1607, Class H, 6.25%, 10/15/13	776
304	Series 1608, Class L, 6.50%, 09/15/23	314
363	Series 1609, Class L, IF, 7.31%, 11/15/23	363
273	Series 1611, Class JA, FRN, 5.88%, 08/15/23	276
249	Series 1611, Class JB, IF 5.44%, 08/15/23	241
55	Series 1625, Class SD, IF, 8.50%, 12/15/08	57
16	Series 1665, Class FA, FRN, 3.86%, 06/15/23	16
4	Series 1671, Class L, 7.00%, 02/15/24	4
7	Series 1685, Class Z, 6.00%, 11/15/23	7
55	Series 1689, Class SD, IF, 9.67%, 10/15/23	57
100	Series 1698, Class SC, IF, 9.86%, 03/15/09	106
64	Series 1700, Class GA, PO, 02/15/24	57
405	Series 1706, Class K, 7.00%, 03/15/24	423
65	Series 1745, Class D, 7.50%, 08/15/24	65
158	Series 1798, Class F, 5.00%, 05/15/23	155
8	Series 1807, Class G, 9.00%, 10/15/20	9
68	Series 1900, Class TA, PO, 08/15/08	66
663	Series 1927, Class PH, 7.50%, 01/15/27	687
30	Series 1967, Class PC, PO, 10/15/08	29
305	Series 1981, Class Z, 6.00%, 05/15/27	303
89	Series 1987, Class PE, 7.50%, 09/15/27	92
15	Series 2017, Class SE, IF, 12.15%, 12/15/08	16
293	Series 2025, Class PE, 6.30%, 01/15/13	297
46	Series 2033, Class SN, IF, IO, 16.63%, 03/15/24	12
129	Series 2038, Class PN, IO, 7.00%, 03/15/28	23
364	Series 2040, Class PE, 7.50%, 03/15/28	380
226	Series 2056, Class TD, 6.50%, 05/15/18	233
844	Series 2063, Class PG, 6.50%, 06/15/28	862
132	Series 2064, Class TE, 7.00%, 06/15/28	137
564	Series 2075, Class PH, 6.50%, 08/15/28	577
304	Series 2075, Class PM, 6.25%, 08/15/28	310
147	Series 2089, Class PJ, IO, 7.00%, 10/15/28	30
129	Series 2097, Class PV, 6.00%, 09/15/09	130
131	Series 2102, Class TC, 6.00%, 12/15/13	133
433	Series 2125, Class JZ, 6.00%, 02/15/29	438
57	Series 2163, Class PC, IO, 7.50%, 06/15/29	12
506	Series 2169, Class TB, 7.00%, 06/15/29	536
202	Series 2172, Class QC, 7.00%, 07/15/29	213
4	Series 2196, Class TL, 7.50%, 11/15/29	4
216	Series 2201, Class C, 8.00%, 11/15/29	225
339	Series 2210, Class Z, 8.00%, 01/15/30	354
152	Series 2224, Class CB, 8.00%, 03/15/30	158
250	Series 2256, Class MC, 7.25%, 09/15/30	255
350	Series 2259, Class ZM, 7.00%, 10/15/30	363
267	Series 2271, Class PC, 7.25%, 12/15/30	274
202	Series 2283, Class K, 6.50%, 12/15/23	211
163	Series 2296, Class PD, 7.00%, 03/15/31	167
23	Series 2299, Class G, 7.00%, 05/15/14	23
77	Series 2306, Class K, PO, 05/15/24	66
187	Series 2306, Class SE, IF, IO, 6.24%, 05/15/24	25
141	Series 2312, Class KV, 6.50%, 05/15/14	141
33	Series 2317, Class VG, 6.50%, 04/15/31	33
150	Series 2333, Class HC, 6.00%, 07/15/31	151
261	Series 2344, Class QG, 6.00%, 08/15/16	266
3,252	Series 2344, Class ZD, 6.50%, 08/15/31	3,337
440	Series 2344, Class ZJ, 6.50%, 08/15/31	451
351	Series 2345, Class NE, 6.50%, 08/15/31	359
430	Series 2345, Class PQ, 6.50%, 08/15/16	442
74	Series 2345, Class PV, 6.50%, 01/15/24	74
354	Series 2347, Class VP, 6.50%, 03/15/20	362
215	Series 2349, Class NW, 6.50%, 10/15/16	215
270	Series 2351, Class PZ, 6.50%, 08/15/31	282
80	Series 2353, Class PC, 6.50%, 09/15/15	80
315	Series 2355, Class BP, 6.00%, 09/15/16	321
357	Series 2360, Class PG, 6.00%, 09/15/16	363
156	Series 2362, Class PD, 6.50%, 06/15/20	158
129	Series 2362, Class PJ, 6.50%, 10/15/28	130
299	Series 2366, Class MD, 6.00%, 10/15/16	304
28	Series 2382, Class TL, IO, 6.50%, 02/15/31	2
204	Series 2391, Class QE, 5.50%, 05/15/15	204
506	Series 2391, Class QR, 5.50%, 12/15/16	509
453	Series 2391, Class VQ, 6.00%, 10/15/12	460
405	Series 2392, Class PV, 6.00%, 12/15/20	410
151	Series 2410, Class HC, 5.50%, 02/15/09	151
322	Series 2410, Class NG, 6.50%, 02/15/32	333
429	Series 2410, Class OE, 6.38%, 02/15/32	437
114	Series 2410, Class QX, IF, IO, 4.08%, 02/15/32	10
83	Series 2412, Class SE, FRN 6.67%, 02/15/09	82
405	Series 2412, Class SP, IF, 6.96%, 02/15/32	394
180	Series 2423, Class MC, 7.00%, 03/15/32	186
346	Series 2423, Class MT, 7.00%, 03/15/32	358
243	Series 2435, Class CJ, 6.50%, 04/15/32	256
405	Series 2435, Class VH, 6.00%, 07/15/19	411
304	Series 2441, Class GF, 6.50%, 04/15/32	316
415	Series 2444, Class ES, IF, IO, 3.38%, 03/15/32	34
428	Series 2450, Class GZ, 7.00%, 05/15/32	446
166	Series 2450, Class SW, IF, IO, 3.43%, 03/15/32	15
297	Series 2454, Class VB, 6.50%, 10/15/15	299

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   37

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
405	Series 2455, Class GK, 6.50%, 05/15/32	420
504	Series 2460, Class VZ, 6.00%, 11/15/29	509
342	Series 2461, Class VB, 6.50%, 04/15/18	343
1,417	Series 2462, Class JG, 6.50%, 06/15/32	1,466
1,012	Series 2466, Class DH, 6.50%, 06/15/32	1,045
1,012	Series 2466, Class PG, 6.50%, 04/15/32	1,045
405	Series 2474, Class NR, 6.50%, 07/15/32	420
511	Series 2484, Class LZ, 6.50%, 07/15/32	536
3	Series 2496, Class LD, 8.50%, 11/15/15	3
979	Series 2498, Class UD, 5.50%, 06/15/16	982
803	Series 2500, Class GD, 5.50%, 12/15/15	804
607	Series 2500, Class MC, 6.00%, 09/15/32	619
842	Series 2500, Class TD, 5.50%, 02/15/16	844
607	Series 2512, Class PG, 5.50%, 10/15/22	603
232	Series 2513, Class YO, PO, 02/15/32	198
607	Series 2515, Class DE, 4.00%, 03/15/32	561
75	Series 2519, Class BT, 8.50%, 09/15/31	81
462	Series 2527, Class VU, 5.50%, 10/15/13	463
304	Series 2535, Class BK, 5.50%, 12/15/22	305
425	Series 2537, Class TE, 5.50%, 12/15/17	428
675	Series 2543, Class YX, 6.00%, 12/15/32	691
729	Series 2557, Class WJ, 5.00%, 07/15/14	726
604	Series 2565, Class MB, 6.00%, 05/15/30	612
810	Series 2575, Class ME, 6.00%, 02/15/33	828
372	Series 2586, Class WI, IO, 6.50%, 03/15/33	77
1,130	Series 2594, Class VA, 6.00%, 03/15/14	1,146
483	Series 2594, Class VP, 6.00%, 02/15/14	490
405	Series 2594, Class VQ, 6.00%, 08/15/20	408
720	Series 2597, Class AD, 6.50%, 03/15/32	751
890	Series 2597, Class DS, IF, IO, 2.98%, 02/15/33	60
1,932	Series 2599, Class DS, IF, IO, 2.43%, 02/15/33	111
1,989	Series 2610, Class DS, IF, IO, 2.53%, 03/15/33	117
1,200	Series 2611, Class SH, IF, IO, 3.08%, 10/15/21	78
405	Series 2617, Class GR, 4.50%, 05/15/18	384
361	Series 2619, Class IM, IO, 5.00%, 10/15/21	49
1,000	Series 2628, Class WA, 4.00%, 07/15/28	937
202	Series 2631, Class LC, 4.50%, 06/15/18	192
202	Series 2640, Class VE, 3.25%, 07/15/22	173
109	Series 2643, Class HI, IO, 4.50%, 12/15/16	11
484	Series 2643, Class KG, 4.00%, 05/15/18	482
455	Series 2651, Class VZ, 4.50%, 07/15/18	425
232	Series 2656, Class SH, IF, 7.89%, 02/15/25	233
304	Series 2668, Class SB, IF, 3.14%, 10/15/15	291
202	Series 2672, Class ME, 5.00%, 11/15/22	197
506	Series 2675, Class CK, 4.00%, 09/15/18	462
378	Series 2682, Class YS, IF, 2.15%, 10/15/33	250
243	Series 2684, Class TO, PO, 10/15/33	150
202	Series 2686, Class GB, 5.00%, 05/15/20	200
155	Series 2691, Class WS, IF, 2.15%, 10/15/33	102
1,000	Series 2695, Class DE, 4.00%, 01/15/17	940
224	Series 2705, Class SC, IF, 2.15%, 11/15/33	153
224	Series 2705, Class SD, IF, 3.12%, 11/15/33	168
45	Series 2733, Class GF, FRN, 0.00%, 09/15/33	45
87	Series 2739, Class S, IF, 2.86%, 01/15/34	76
150	Series 2744, Class FE, FRN, 0.00%, 02/15/34	122
405	Series 2744, Class PC, 5.50%, 01/15/31	409
505	Series 2744, Class PD, 5.50%, 08/15/33	516
405	Series 2744, Class TU, 5.50%, 05/15/32	401
359	Series 2749, Class PK, IO, 5.00%, 09/15/22	21
173	Series 2753, Class S, IF, 2.86%, 02/15/34	126
146	Series 2755, Class SA, IF, 5.06%, 05/15/30	137
59	Series 2769, PO, 03/15/34	47
396	Series 2776, Class SK, IF, 2.22%, 04/15/34	279
209	Series 2846, PO, 08/15/34	174
36	Series 2925, Class ZM, 5.00%, 01/15/35	36
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
132	Series T-41, Class 3A, 7.50%, 07/25/32	137
118	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	122
1,100	Series T-54, Class 2A, 6.50%, 02/25/43	1,122
384	Series T-54, Class 3A, 7.00%, 02/25/43	395
95	Series T-58, Class A, PO, 09/25/43	81
235	Federal Home Loan Mortgage Corp.— Government National Mortgage Association Series 24, Class ZE, 6.25%, 11/25/23	239
	Federal National Mortgage Association
9	Series 1988-7, Class Z, 9.25%, 04/25/18	9
40	Series 1989-70, Class G, 8.00%, 10/25/19	42
15	Series 1989-78, Class H, 9.40%, 11/25/19	17
14	Series 1989-83, Class H, 8.50%, 11/25/19	15
14	Series 1989-89, Class H, 9.00%, 11/25/19	14
5	Series 1990-1, Class D, 8.80%, 01/25/20	5
37	Series 1990-102, Class J, 6.50%, 08/25/20	38
16	Series 1990-120, Class H, 9.00%, 10/25/20	16
3	Series 1990-134, Class SC, IF, 14.71%, 11/25/20	4
—(h)	Series 1990-140, Class K, IO, HB, 652.15%, 12/25/20	—	(h)
8	Series 1990-60, Class K, 5.50%, 06/25/20	8
7	Series 1990-63, Class H, 9.50%, 06/25/20	7
7	Series 1990-7, Class B, 8.50%, 01/25/20	8

SEE NOTES TO FINANCIAL STATEMENTS.

38   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
8	Series 1990-93, Class G, 5.50%, 08/25/20	8
—(h)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	1
—(h)	Series 1990-95, Class J, IO, HB, 1118.04%, 08/25/20	2
22	Series 1991-42, Class S, IF, 9.64%, 05/25/21	24
—(h)	Series 1991-7, Class K, IO, HB, 908.50%, 02/25/21	—	(h)
22	Series 1992-143, Class MA, 5.50%, 09/25/22	22
41	Series 1992-33, Class F, FRN, 4.14%, 03/25/22	40
13	Series 1992-44, Class K, 7.25%, 04/25/07	13
83	Series 1993-122, Class M, 6.50%, 07/25/23	85
29	Series 1993-165, Class SD, IF, 7.86%, 09/25/23	29
12	Series 1993-170, Class SE, IF, 13.32%, 09/25/08	13
20	Series 1993-175, Class SA, IF, 12.44%, 09/25/08	21
123	Series 1993-178, Class PK, 6.50%, 09/25/23	126
168	Series 1993-18, Class PK, 6.50%, 02/25/08	169
1,012	Series 1993-183, Class KA, 6.50%, 10/25/23	1,060
956	Series 1993-189, Class PL, 6.50%, 10/25/23	983
134	Series 1993-190, Class S, IF, 9.39%, 10/25/08	137
26	Series 1993-196, Class FA, FRN, 4.20%, 10/25/08	26
127	Series 1993-225, Class SG, IF, 8.07%, 12/25/13	130
8	Series 1993-225, Class VO, IF, 8.94%, 12/25/22	9
214	Series 1993-247, Class SA, IF, 16.41%, 12/25/23	245
135	Series 1993-25, Class J, 7.50%, 03/25/23	141
500	Series 1993-250, Class Z, 7.00%, 12/25/23	514
930	Series 1993-257, Class C, PO, 06/25/23	829
854	Series 1993-37, Class PX, 7.00%, 03/25/23	885
187	Series 1993-41, Class PH, 6.00%, 03/25/23	187
308	Series 1993-54, Class Z, 7.00%, 04/25/23	318
64	Series 1993-62, Class SA, IF, 12.84%, 04/25/23	73
12	Series 1993-72, Class F, FRN, 4.20%, 05/25/08	12
42	Series 1994-12, Class FC, FRN, 4.35%, 01/25/09	41
14	Series 1994-13, Class SK, IF, 12.52%, 02/25/09	15
40	Series 1994-17, Class JB, IO, 6.50%, 02/25/09	3
20	Series 1994-20, Class Z, 6.50%, 02/25/09	20
237	Series 1994-34, Class DZ, 6.00%, 03/25/09	238
133	Series 1994-40, Class VC, 6.50%, 02/25/10	134
118	Series 1994-55, Class G, 6.75%, 12/25/23	118
12	Series 1994-9, Class E, PO, 11/25/23	11
562	Series 1996-14, Class SE, IF, IO, 6.29%, 08/25/23	83
28	Series 1996-20, Class L, PO, 09/25/08	27
57	Series 1996-24, Class E, PO, 03/25/09	54
29	Series 1996-27, Class FC, FRN, 5.09%, 03/25/17	29
242	Series 1996-32, Class PH, 7.00%, 01/25/26	245
69	Series 1996-39, Class J, PO, 09/25/08	66
2	Series 1996-46, Class PE, PO, 09/25/06	2
52	Series 1996-59, Class J, 6.50%, 08/25/22	52
374	Series 1996-59, Class K, 6.50%, 07/25/23	381
327	Series 1997-20, IO, FRN, 1.84%, 03/25/27	21
274	Series 1997-20, Class IB, IO, FRN, 1.84%, 03/25/27	16
133	Series 1997-27, Class J, 7.50%, 04/18/27	139
116	Series 1997-29, Class J, 7.50%, 04/20/27	120
232	Series 1997-39, Class PD, 7.50%, 05/20/27	239
90	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	19
70	Series 1998-27, Class B, PO, 12/25/08	66
204	Series 1998-36, Class ZB, 6.00%, 07/18/28	206
16	Series 1998-4, Class C, PO, 04/25/23	14
634	Series 2000-2, Class ZE, 7.50%, 02/25/30	666
830	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	172
699	Series 2001-36, Class DE, 7.00%, 08/25/31	723
329	Series 2001-4, Class PC, 7.00%, 03/25/21	343
164	Series 2001-44, Class PD, 7.00%, 09/25/31	170
434	Series 2001-48, Class Z, 6.50%, 09/25/21	455
180	Series 2001-49, Class Z, 6.50%, 09/25/31	184
559	Series 2001-5, Class OW, 6.00%, 03/25/16	568
769	Series 2001-50, Class VB, 6.50%, 12/25/16	776
452	Series 2001-52, Class XM, 6.50%, 11/25/10	459
709	Series 2001-61, Class VB, 7.00%, 12/25/16	733
288	Series 2001-61, Class VQ, 6.50%, 08/25/15	292
298	Series 2001-71, Class GU, 6.00%, 05/25/14	301
607	Series 2001-71, Class MB, 6.00%, 12/25/16	618
815	Series 2001-71, Class QE, 6.00%, 12/25/16	830
2,854	Series 2001-74, Class MB, 6.00%, 12/25/16	2,947
468	Series 2001-78, Class VB, 6.00%, 12/25/15	468
344	Series 2001-80, Class PE, 6.00%, 07/25/29	348
144	Series 2001-81, Class LO, PO, 01/25/32	114
403	Series 2002-1, Class HC, 6.50%, 02/25/22	415
149	Series 2002-1, Class SA, IF, 10.30%, 02/25/32	161
1,235	Series 2002-18, Class PC, 5.50%, 04/25/17	1,245
354	Series 2002-2, Class UC, 6.00%, 02/25/17	357
487	Series 2002-21, Class PE, 6.50%, 04/25/32	499
405	Series 2002-24, Class AJ, 6.00%, 04/25/17	412
405	Series 2002-28, Class PK, 6.50%, 05/25/32	417
607	Series 2002-3, Class OG, 6.00%, 02/25/17	620
634	Series 2002-37, Class Z, 6.50%, 06/25/32	651
810	Series 2002-56, Class UC, 5.50%, 09/25/17	815
511	Series 2002-59, Class AC, 6.00%, 03/25/28	516

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   39

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
617	Series 2002-59, Class VB, 6.50%, 04/25/32	621
810	Series 2002-74, Class LD, 5.00%, 01/25/16	801
1,012	Series 2002-74, Class PD, 5.00%, 11/25/15	1,002
167	Series 2002-8, Class SR, IF, 6.64%, 03/25/09	167
442	Series 2002-84, Class VB, 5.50%, 04/25/15	443
102	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	17
405	Series 2002-94, Class BK, 5.50%, 01/25/18	409
304	Series 2003-106, Class US, IF, 2.20%, 11/25/23	216
1,346	Series 2003-116, Class SB, IF, IO, 3.02%, 11/25/33	111
202	Series 2003-128, Class KE, 4.50%, 01/25/14	197
500	Series 2003-128, Class NG, 4.00%, 01/25/19	452
394	Series 2003-130, Class SX, IF, 4.65%, 01/25/34	375
202	Series 2003-22, Class UD, 4.00%, 04/25/33	165
162	Series 2003-34, Class GB, 6.00%, 03/25/33	166
304	Series 2003-34, Class GE, 6.00%, 05/25/33	309
115	Series 2003-39, IO, VAR, 6.00%, 05/25/33	25
405	Series 2003-47, Class PE, 5.75%, 06/25/33	404
906	Series 2003-52, Class PA, 6.50%, 06/25/35	937
215	Series 2003-52, Class SX, IF, 9.21%, 10/25/31	229
168	Series 2003-64, Class SX, IF, 2.32%, 07/25/33	112
408	Series 2003-71, Class DS, IF, 1.38%, 08/25/33	285
1,181	Series 2003-73, Class GA, 3.50%, 05/25/31	1,101
711	Series 2003-8, Class SB, IF, IO, 3.07%, 03/25/16	30
1,774	Series 2003-80, Class SY, IF, IO, 3.07%, 06/25/23	138
405	Series 2003-83, Class PG, 5.00%, 06/25/23	395
141	Series 2003-91, Class SD, IF, 4.87%, 09/25/33	127
303	Series 2004-14, Class SD, IF, 2.20%, 03/25/34	203
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	905
64	Series 2004-21, Class CO, PO, 04/25/34	39
405	Series 2004-25, Class PC, 5.50%, 01/25/34	403
347	Series 2004-25, Class SA, IF, 6.93%, 04/25/34	342
263	Series 2004-36, Class PC, 5.50%, 02/25/34	261
496	Series 2004-36, Class SA, IF, 6.93%, 05/25/34	496
287	Series 2004-76, Class CL, 4.00%, 10/25/19	262
500	Series 2005-40, Class YA, 5.00%, 09/25/20	496
2,000	Series 2005-68, Class PG, 5.50%, 08/25/35	1,993
14	Series 218, Class 2, IO, 7.50%, 04/01/23	3
170	Series 329, Class 1, PO, 12/01/32	131
363	Series 340, Class 1, PO, 09/01/33	270
2	Series 50, Class 2, IO, 10.50%, 03/01/19	1
12	Series G-14, Class L, 8.50%, 06/25/21	12
57	Series G-18, Class Z, 8.75%, 06/25/21	62
20	Series G-22, Class G, 6.00%, 12/25/16	20
41	Series G-35, Class M, 8.75%, 10/25/21	44
174	Series G92-35, Class E, 7.50%, 07/25/22	180
11	Series G92-42, Class Z, 7.00%, 07/25/22	11
255	Series G92-44, Class ZQ, 8.00%, 07/25/22	269
184	Series G92-54, Class ZQ, 7.50%, 09/25/22	192
38	Series G93-5, Class Z, 6.50%, 02/25/23	39
44	Series G95-1, Class C, 8.80%, 01/25/25	48
	Federal National Mortgage Association Whole Loan
154	Series 2002-W5, Class A10, IO, FRN, 3.52%, 11/25/30	10
649	Series 2002-W5, Class A7, 6.25%, 08/25/30	653
525	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	535
148	Series 2003-W4, Class 2A, 6.50%, 10/25/42	148
135	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	134
460	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	475
	Government National Mortgage Association
143	Series 1994-3, Class PQ, 7.49%, 07/16/24	149
516	Series 1994-4, Class KQ, 7.99%, 07/16/24	538
607	Series 1994-7, Class PQ, 6.50%, 10/16/24	630
192	Series 1995-3, Class DQ, 8.05%, 06/16/25	199
55	Series 1995-7, Class CQ, 7.50%, 09/16/25	57
412	Series 1996-16, Class E, 7.50%, 08/16/26	427
86	Series 1998-26, Class K, 7.50%, 09/17/25	90
1,011	Series 1999-10, Class ZC, 6.50%, 04/20/29	1,034
220	Series 1999-30, Class S, IF, IO, 4.03%, 08/16/29	15
154	Series 1999-41, Class Z, 8.00%, 11/16/29	162
120	Series 1999-44, Class PC, 7.50%, 12/20/29	125
405	Series 2000-14, Class PD, 7.00%, 02/16/30	419
128	Series 2000-16, Class ZN, 7.50%, 02/16/30	134
687	Series 2000-37, Class B, 8.00%, 12/20/30	718
56	Series 2000-38, Class AH, 7.15%, 12/20/30	57
277	Series 2000-6, Class Z, 7.50%, 02/20/30	284
242	Series 2000-9, Class PB, 7.50%, 06/16/26	244
48	Series 2000-9, Class Z, 8.00%, 06/20/30	50
740	Series 2000-9, Class ZJ, 8.50%, 02/16/30	800
25	Series 2001-32, Class WA, IF, 8.70%, 07/20/31	26
405	Series 2001-64, Class MQ, 6.50%, 12/20/31	417
436	Series 2001-7, Class PK, 6.50%, 03/20/31	446
266	Series 2002-31, Class S, IF, IO, 4.13%, 01/16/31	22
838	Series 2002-36, Class VB, 6.50%, 07/20/19	839
405	Series 2002-40, Class UK, 6.50%, 06/20/32	422

SEE NOTES TO FINANCIAL STATEMENTS.

40   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Agency CMO — Continued
405	Series 2002-47, Class PG, 6.50%, 07/16/32	420
405	Series 2002-47, Class PY, 6.00%, 07/20/32	414
107	Series 2002-47, Class VB, 6.50%, 09/20/17	107
638	Series 2002-47, Class ZA, 6.50%, 07/20/32	655
241	Series 2002-48, Class VM, 6.50%, 09/20/16	242
60	Series 2002-51, Class SG, IF, 12.70%, 04/20/31	67
355	Series 2002-54, Class GB, 6.50%, 08/20/32	365
1,049	Series 2002-67, Class VA, 6.00%, 03/20/13	1,053
162	Series 2002-7, Class PG, 6.50%, 01/20/32	166
155	Series 2002-79, Class KV, 6.00%, 11/20/13	157
173	Series 2002-88, Class LI, IO, 5.50%, 11/20/28	6
119	Series 2003-24, PO, 03/16/33	100
475	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	74
313	Series 2003-4, Class NY, 5.50%, 12/20/13	315
304	Series 2003-40, Class TJ, 6.50%, 03/20/33	325
431	Series 2003-52, Class AP, PO, 06/16/33	330
229	Series 2003-95, Class SC, IF, IO, 2.43%, 09/17/31	5
87	Series 2004-28, Class S, IF, 7.09%, 04/16/34	85
181	Series 2004-73, Class AE, IF, 5.43%, 08/17/34	173
	Vendee Mortgage Trust
648	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	638
1,074	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,107
370	Series 1996-2, Class 1Z, 6.75%, 06/15/26	381
1,482	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,566
371	Series 1998-1, Class 2E, 7.00%, 09/15/27	383
		115,677
	Non-Agency CMO — 8.8%
143	Banc of America Funding Corp, Series 2004-1, FRN, PO, 03/25/34	110
110	Bank of America Alternative Loan Trust, Series 2003-11, PO, 01/25/34	84
	Bank of America Mortgage Securities
106	Series 2003-8 Class A, PO, 11/25/33	78
255	Series 2004-1, PO, 02/25/18	198
180	Series 2004-6, Class A, PO, 07/25/34	128
59	BHN II Mortgage Trust, Series 1997-1, Class A2, 7.92%, 07/25/09 (i)	1
	Citigroup Mortgage Loan Trust, Inc.
311	Series 2003-UP3, Class A3, 7.00%, 09/25/33	317
79	Series 2003-UST1, Class PO3, PO, 12/25/18	64
100	Series 2003-UST1, Class PO1, PO, 12/25/18	81
528	Series 2003-UST1, Class A1, FRN, 5.50%, 12/25/18	526
	Countrywide Alternative Loan Trust
426	Series 2005-26CB, Class A10, 4.75%, 07/25/35	410
1,215	Series 2002-8, Class A4, 6.50%, 07/25/32	1,210
1,127	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,045
500	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	490
	Countrywide Home Loan Mortgage Pass Through Trust
954	Series 2003-26, Class 1A6, 3.50%, 08/25/33	862
175	Series 2003-J13, PO, 01/25/34	133
499	Series 2003-J7, Class 4A3, IF, 3.88%, 08/25/18	418
137	Series 2004-HYB3, Class 2A, VAR, 4.10%, 06/20/34	134
950	Series 2005-22, Class 2A1, FRN, 5.34%, 11/25/35	944
607	Series 2005-R1, Class 2A, PO, 03/25/35 (e)	474
185	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	150
	First Horizon Asset Securities, Inc.
648	Series 2004-AR1, Class 2A2, FRN, 5.03%, 4/25/35	640
931	Series 2004-AR7, Class 2A1, FRN, 4.93%, 02/25/35	921
202	Series 2004-AR7, Class 2A2, FRN, 4.94%, 02/25/35	199
535	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	521
	MASTR Alternative Loans Trust
991	Series 2003-9, Class 8A1, 6.00%, 01/25/34	994
260	Series 2004-10, Class 1A1, 4.50%, 09/25/19	250
3,360	Series 2004-4, Class 10A1, 5.00%, 05/25/24	3,206
94	Series 2004-7 30, PO, 08/25/34	70
	MASTR Asset Securitization Trust
191	Series 2003-4, Class 2A2, 5.00%, 05/25/18	189
170	Series 2004-8, PO, 08/25/19	127
743	MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35	526
206	Mortgage IT Trust, Series 2005-1, Class 1A1, FRN, 4.90%, 02/25/35	206
	Nomura Asset Acceptance Corp.
286	Series 2003-A1, Class A1, 5.50%, 05/25/33	283
287	Series 2003-A1, Class A2, 6.00%, 05/25/33	286
52	Series 2003-A1, Class A5, 7.00%, 04/25/33	52
239	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	241

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   41

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Non-Agency CMO — Continued
—(h)	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	—	(h)
	Residential Accredit Loans, Inc.
355	Series 2002-QS16, Class A3, IF, 7.04%, 10/25/17	329
1,707	Series 2002-QS8, Class A5, 6.25%, 06/25/17	1,706
385	Series 2003-QS3, Class A2, IF, 6.42%, 02/25/18	374
1,700	Series 2003-QS9, Class A3, IF, IO, 2.97%, 05/25/18	131
202	Series 2004-QS8, Class A2, 5.00%, 06/25/34	197
195	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, 02/25/19	189
	Residential Funding Mortgage Securities I
202	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	190
850	Series 2003-S13, Class 4A5, 2.50%, 06/25/18	810
666	Series 2003-S7, Class A17, 4.00%, 05/25/33	636
8	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	8
95	Salomon Brothers Mortgage Securities VII, Series 2003-UP2, Class 1, PO, 12/25/18	79
56	Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	57
400	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	390
123	Washington Mutual Mortgage Securities Corp., Series 2003-MS7, Class P, PO, 03/25/33	92
	Washington Mutual, Inc.
651	Series 2003-AR4, Class A6, 3.42%, 05/25/33	634
304	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	290
116	Series 2003-S10, Class A6, PO, 10/25/18	83
346	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	340
909	Series 2004-S3, Class 2A3, FRN, 6.24%, 07/25/34	838
	Wells Fargo Mortgage-Backed Securities Trust
197	Series 2003-11 1A, PO, 10/25/18	140
405	Series 2003-13, Class A7, 4.50%, 11/25/18	380
178	Series 2003-17, Class 2A4, 5.50%, 01/25/34	173
333	Series 2004-7, Class 2A2, 5.00%, 07/25/19	327
1,107	Series 2004-BB, Class A4, FRN, 4.57%, 01/25/35	1,088
326	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	317
506	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	484
		26,850
	Total Collateralized Mortgage Obligations (Cost $146,641)	142,527
	Commercial Mortgage-Backed Securities — 1.2%
500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	497
	Bear Stearns Commercial Mortgage Securities
81	Series 2000-WF1, Class A1, 7.64%, 02/15/32	84
240	Series 2004-T16, Class A2, 3.70%, 02/13/46	233
300	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	292
810	Equitable Life Assurance Society of the US (The), Series 174, Class A1, 7.24%, 05/15/06 (e)	814
400	Merrill Lynch Mortgage Investors, Inc., Series 1997-C2, Class A2, 6.54%, 12/10/29	407
500	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	495
810	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	779
	Total Commercial Mortgage-Backed Securities (Cost $3,674)	3,601
	Corporate Bonds — 20.3%
	Aerospace & Defense — 0.2%
250	Northrop Grumman Corp.
	7.13%, 02/15/11	269
257	Systems 2001 AT LLC
	7.16%, 12/15/11(e)	266
		535
	Air Freight & Logistics — 0.3%
832	FedEx Corp.
	6.72%, 01/15/22	898
	Airlines — 0.5%
106	American Airlines Inc., Series 1999-1, 7.02%, 10/15/09 (c)	110
	Continental Airlines, Inc.
50	Series 1999-2, Class A1, 7.26%, 03/15/20	52
202	Series 1999-2, Class A2, 7.06%, 09/15/09	205
197	Delta Air Lines, Inc.,
	6.62%, 03/18/11 (d)	198

SEE NOTES TO FINANCIAL STATEMENTS.

42   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Airlines — Continued
	Southwest Airlines Co.
87	Series 2001-1, 5.10%, 11/01/07	87
329	Series 2001-1, 5.50%, 11/01/06	330
474	United AirLines, Inc.,
	6.07%, 03/01/13 (c)	472
		1,454
	Automobiles — 0.8%
	DaimlerChrysler NA Holding Corp.
405	4.75%, 01/15/08	400
709	7.20%, 09/01/09	745
	Ford Motor Credit Co.
150	5.80%, 01/12/09	135
675	7.38%, 10/28/09 (c)	626
500	7.88%, 06/15/10	462
202	Toyota Motor Credit Corp.,
	2.88%, 08/01/08	192
		2,560
	Capital Markets — 3.6%
800	Bear Stearns Co., Inc.,
	3.25%, 03/25/09 (c)	757
	Credit Suisse First Boston USA, Inc.
111	4.70%, 06/01/09	109
405	5.50%, 08/15/13	409
1,640	6.13%, 11/15/11	1,704
	Goldman Sachs Group, Inc.
269	3.88%, 01/15/09	260
202	4.75%, 07/15/13	194
486	6.60%, 01/15/12	516
1,000	6.88%, 01/15/11	1,067
101	7.35%, 10/01/09	108
	Lehman Brothers Holdings, Inc.
300	4.80%, 03/13/14 (c)	290
455	6.63%, 01/18/12	486
	Merrill Lynch & Co., Inc.
405	3.70%, 04/21/08	395
200	4.50%, 11/04/10 (c)	195
200	5.00%, 01/15/15	195
202	5.45%, 07/15/14	203
202	Series B, 3.13%, 07/15/08	195
304	Series C, 4.13%, 01/15/09	296
	Morgan Stanley
243	4.25%, 05/15/10 (c)	233
147	4.75%, 04/01/14 (c)	140
1,000	6.60%, 04/01/12	1,062
1,240	6.75%, 04/15/11 (c)	1,321
607	State Street Corp.,
	7.65%, 06/15/10	662
		10,797
	Chemicals — 0.1%
304	Dow Chemical Co. (The),
	6.13%, 02/01/11	315
	Commercial Banks — 2.9%
	Bank of America Corp.
125	5.25%, 12/01/15	124
405	7.40%, 01/15/11	441
1,470	7.80%, 02/15/10	1,605
152	Branch Banking & Trust Co., Wilson, North Carolina,
	4.88%, 01/15/13	149
1,012	First Bank NA,
	6.50%, 02/01/08	1,039
1,012	Firstar Bank NA,
	7.13%, 12/01/09	1,077
405	Keycorp, Series G, 4.70%, 05/21/09	400
233	Mellon Funding Corp.,
	3.25%, 04/01/09	221
	Popular North America, Inc.
202	4.25%, 04/01/08	197
202	6.13%, 10/15/06	203
380	Royal Bank of Canada (Canada),
	3.88%, 05/04/09	366
229	SunTrust Bank,
	6.38%, 04/01/11	240
125	Textron Financial Corp.,
	5.13%, 02/03/11	124
202	Wachovia Bank NA,
	7.80%, 08/18/10	222
	Wachovia Corp.
709	3.50%, 08/15/08 (c)	682
388	3.63%, 02/17/09	372
456	Wells Fargo & Co.,
	3.13%, 04/01/09	430
	Wells Fargo Bank NA
81	6.45%, 02/01/11 (c)	85
628	7.55%, 06/21/10	687
		8,664

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   43

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Commercial Services & Supplies — 0.1%
283	PHH Corp.,
	7.13%, 03/01/13	298
	Computers & Peripherals — 0.1%
283	International Business Machines Corp.,
	5.39%, 01/22/09	285
	Consumer Finance — 1.8%
405	American Express Credit Corp.,
	3.00%, 05/16/08	388
	American General Finance Corp.
132	Series H, 4.50%, 11/15/07	131
91	Series H, 5.38%, 10/01/12	91
71	Capital One Bank
	5.75%, 09/15/10	72
	General Motors Acceptance Corp.
300	6.13%, 09/15/06 (c)	296
600	7.25%, 03/02/11 (c)	548
	HSBC Finance Corp.
202	4.75%, 05/15/09 (c)	199
1,417	5.88%, 02/01/09	1,442
202	6.38%, 11/27/12	213
202	6.50%, 11/15/08	209
452	6.75%, 05/15/11	480
304	7.20%, 07/15/06	306
698	8.00%, 07/15/10	769
263	SLM Corp., Series A, 5.38%, 01/15/13	262
		5,406
	Diversified Financial Services — 2.5%
1,108	Associates Corp. Of N. America,
	8.15%, 08/01/09	1,209
100	Caterpillar Financial Services Corp.,
	3.45%, 01/15/09	95
200	CIT Group, Inc.,
	7.75%, 04/02/12 (c)	224
	Citigroup, Inc.
121	3.50%, 02/01/08 (c)	118
202	4.25%, 07/29/09	197
506	5.63%, 08/27/12	517
81	6.20%, 03/15/09	83
	General Electric Capital Corp.
455	Series A, 3.50%, 05/01/08	441
425	Series A, 4.25%, 01/15/08	419
354	Series A, 4.63%, 09/15/09	348
1,042	Series A, 5.88%, 02/15/12 (c)	1,077
1,215	Series A, 6.00%, 06/15/12	1,265
516	Series A, 6.13%, 02/22/11	537
54	Series A, 7.88%, 12/01/06	55
	International Lease Finance Corp.
177	4.50%, 05/01/08	174
152	5.88%, 05/01/13 (c)	155
243	John Hancock Global Funding II,
	7.90%, 07/02/10 (c) (e)	270
209	National Rural Utilities Cooperative Finance Corp.,
	7.30%, 09/15/06	211
202	Washington Mutual Financial Corp.,
	6.88%, 05/15/11	217
		7,612
	Diversified Telecommunication Services — 1.5%
142	Ameritech Capital Funding,
	6.15%, 01/15/08 (c)	144
211	Bellsouth Telecommunications,
	6.30%, 12/15/15	216
830	British Telecommunications plc (United Kingdom),
	8.37%, 12/15/10	933
587	France Telecom S.A. (France),
	7.75%, 03/01/11	647
176	New York Telephone Co.,
	6.00%, 04/15/08	177
567	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	613
57	Nynex Corp.,
	9.55%, 05/01/10	61
	Sprint Capital Corp.
81	7.63%, 01/30/11	89
182	8.38%, 03/15/12	209
283	Telus Corp. (Canada),
	8.00%, 06/01/11	316
202	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	204
800	Verizon Global Funding Corp.,
	7.25%, 12/01/10	861
200	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	186
		4,656

SEE NOTES TO FINANCIAL STATEMENTS.

44   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Electric Utilities — 0.4%
81	Alabama Power Co.,
	4.70%, 12/01/10	79
67	American Electric Power Co., Inc., Series A, 6.13%, 05/15/06	67
233	Carolina Power & Light Co.,
	5.13%, 09/15/13	230
324	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	336
202	DTE Energy Co., Series A, 6.65%, 04/15/09	208
300	Exelon Generation Co., LLC
	6.95%, 06/15/11	320
57	Kiowa Power Partners LLC
	4.81%, 12/30/13(e)	54
15	Virginia Electric & Power Co., Series A, 5.38%, 02/01/07	15
		1,309
	Food & Staples Retailing — 0.1%
304	Kroger Co.,
	8.05%, 02/01/10 (c)	330
	Gas Utilities — 0.1%
820	Enron Corp.,
	6.75%, 07/01/05 (d) (f) (i)	—	(h)
162	KeySpan Gas East Corp.,
	7.88%, 02/01/10	177
263	Southern California Gas Co.,
	4.80%, 10/01/12	257
		434
	Hotels, Restaurants & Leisure — 0.0% (g)
81	Harrah’s Operating Co., Inc.,
	8.00%, 02/01/11 (c)	89
	Independent Power Producers & Energy Traders — 0.3%
	Duke Energy Corp.
455	4.20%, 10/01/08 (c)	443
405	5.63%, 11/30/12 (c)	411
		854
	Industrial Conglomerates — 0.1%
	Tyco International Group S.A. (Bermuda)
152	6.38%, 10/15/11	158
253	6.75%, 02/15/11 (c)	265
		423
	Insurance — 2.3%
385	American International Group Inc.,
	4.25%, 05/15/13	361
	ASIF Global Financing
455	3.90%, 10/22/08 (e)	440
607	4.90%, 01/17/13 (e)	593
405	Jackson National Life Global Funding,
	6.13%, 05/30/12 (e)	424
243	John Hancock Global Funding II,
	3.50%, 01/30/09 (e)	232
	MassMutual Global Funding II
330	3.25%, 06/15/07 (e)	321
405	3.50%, 03/15/10 (e)	379
222	Metropolitan Life Global Funding I,
	5.20%, 09/18/13 (e)	221
304	MGIC Investment Corp.,
	6.00%, 03/15/07	305
445	Monumental Global Funding II,
	4.38%, 07/30/09 (e)	433
324	Monumental Global Funding III,
	5.20%, 01/30/07(e)	323
121	Nationwide Financial Services,
	6.25%, 11/15/11	125
	New York Life Global Funding
223	3.88%, 01/15/09 (e)	215
506	5.38%, 09/15/13 (e)	513
233	Pacific Life Global Funding,
	3.75%, 01/15/09 (e)	227
	Principal Life Global Funding I
202	2.80%, 06/26/08 (e)	192
61	6.13%, 03/01/06 (e)	61
765	6.25%, 02/15/12 (e)	800
	Protective Life Secured Trust
217	4.00%, 10/07/09	209
405	4.00%, 04/01/11	382
76	XL Capital Ltd. (Cayman Islands),
	5.25%, 09/15/14	73
		6,829
	Media — 0.8%
106	Comcast Cable Communications Holdings Inc.,
	8.38%, 03/15/13	122
121	Comcast Corp.,
	5.50%, 03/15/11 (c)	121
182	Cox Communications, Inc.,
	7.75%, 11/01/10	196

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   45

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	Media — Continued
749	Tele-Communications-TCI Group
	9.80%, 02/01/12	893
	Time Warner Companies, Inc.
283	7.48%, 01/15/08	293
430	8.18%, 08/15/07	447
223	Time Warner Entertainment Co. LP
	10.15%, 05/01/12	270
		2,342
	Multi-Utilities — 0.1%
221	PSEG Power LLC
	7.75%, 04/15/11	243
	Oil, Gas & Consumable Fuels — 0.2%
400	ConocoPhillips Co.
	8.75%, 05/25/10	454
110	Ras Laffan Liquefied Natural Gas Co., Ltd. (Qatar)
	7.63%, 09/15/06(e)	111
		565
	Paper & Forest Products — 0.2%
	International Paper Co.
334	4.00%, 04/01/10	315
131	4.25%, 01/15/09	127
142	Union Camp Corp.
	6.50%, 11/15/07	145
	Weyerhaeuser Co.
28	6.13%, 03/15/07	28
40	6.75%, 03/15/12	42
		657
	Real Estate — 0.2%
557	EOP Operating LP
	6.75%, 02/15/12 (c)	586
81	ERP Operating LP
	4.75%, 06/15/09	80
		666
	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp
235	6.13%, 03/15/09	241
202	7.13%, 12/15/10	218
		459
	Supranational — 0.0% (g)
40	Corp Andina de Fomento
	5.20%, 05/21/13	39
20	Inter-American Development Bank (Sweden)
	8.40%, 09/01/09	22
		61
	Thrifts & Mortgage Finance — 0.7%
	Countrywide Home Loans Inc
253	Series E, 7.20%, 10/30/06	256
810	Series L, 4.00%, 03/22/11 (c)	758
233	VAR, 3.25%, 05/21/08	223
	Washington Mutual Bank FA
76	5.65%, 08/15/14	77
304	6.88%, 06/15/11	326
275	Washington Mutual, Inc.
	4.20%, 01/15/10	265
304	World Savings Bank FSB
	4.50%, 06/15/09	298
		2,203
	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services Inc
152	7.50%, 05/01/07 (c)	156
364	7.88%, 03/01/11	404
		560
	Total Corporate Bonds (Cost $63,803)	61,504
	U.S. Government Agency Mortgages — 6.7%
	Federal Home Loan Mortgage Corp. Gold Pool
1,117	4.00%, 05/01/14–8/01/18	1,069
233	4.50%, 10/01/18	226
79	5.50%, 06/01/17	79
490	6.00%, 04/01/18–01/01/34	497
1,050	6.50%, 12/01/13–11/01/22	1,076
1,202	7.00%, 08/01/10–04/01/26	1,240
176	7.50%, 08/01/08–08/01/25	181
39	8.00%, 07/01/20–11/01/24	41
135	8.50%, 01/01/10–07/01/28	145
	Federal Home Loan Mortgage Corp. Pool
—(h)	8.00%, 04/01/07	—	(h)
22	12.00%, 08/01/15–07/01/19	25
19	ARM, 5.50%, 07/01/26	20
167	ARM, 5.71%, 01/01/27	171

SEE NOTES TO FINANCIAL STATEMENTS.

46   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Government Agency Mortgages — Continued
	Federal National Mortgage Association Pool
7,403	4.00%, 09/01/13–12/01/18	7,064
235	4.50%, 03/01/19	228
268	5.00%, 12/01/16–06/01/18	265
446	5.50%, 12/01/33	442
1,024	6.00%, 12/01/32–09/01/33	1,034
1,736	6.50%, 12/01/10–08/01/31	1,786
172	7.00%, 01/01/07–08/01/32	178
181	7.50%, 10/01/12–05/01/25	190
355	8.00%, 11/01/12–11/01/28	378
149	8.50%, 07/01/24–02/01/30	161
99	9.00%, 09/01/19–12/01/30	107
27	9.50%, 12/01/18	30
11	10.0%, 02/01/24	12
16	12.50%, 01/01/16	18
62	ARM, 4.50%, 09/01/27	62
66	ARM, 4.67%, 03/01/29	67
596	ARM, 4.87%, 01/01/35	591
27	ARM, 5.37%, 03/01/19	27
8	ARM, 5.16%, 08/01/19	8
8	ARM, 5.85%, 06/01/26	9
	Government National Mortgage Association Pool
725	6.00%, 10/15/17–3/20/28	740
575	6.50%, 07/15/09–02/15/33	599
604	7.00%, 06/15/33–02/15/24	632
247	7.50%, 06/15/06–06/15/32	256
357	8.00%, 05/15/09–10/20/28	382
100	8.50%, 04/15/06–05/20/25	109
42	9.00%, 01/15/09–11/15/24	45
85	9.50%, 10/15/09–12/15/25	93
36	12.00%, 11/15/19	41
	Total U.S. Government Agency Mortgages (Cost $20,679)	20,324
	Foreign Government Securities — 0.4%
	Mexico Government International Bond (Mexico)
277	6.38%, 01/16/13	292
175	6.63%, 03/03/15 (c)	190
607	Province of Quebec (Canada)
	5.75%, 02/15/09	620
	Total Foreign Government Securities (Cost $1,114)	1,102
	U.S. Government Agency Securities — 2.0%
	Federal Home Loan Bank System
2,837	4.72%, 09/20/12	2,760
202	6.21%, 06/02/09	210
	Federal Home Loan Mortgage Corp.
405	4.13%, 07/12/10 (c)	392
173	7.20%, 07/18/06	175
	Federal National Mortgage Association
810	5.50%, 03/15/11 (c)	829
243	6.13%, 03/15/12	258
678	6.25%, 02/01/11	709
500	6.63%, 09/15/09	527
121	6.63%, 11/15/10 (c)	129
	Total U.S. Government Agency Securities (Cost $6,159)	5,989
	U.S. Treasury Obligations — 15.6%
	U.S. Treasury Bonds
405	9.88%, 11/15/15 (m)	570
8,514	10.38%, 11/15/12 (c) (m)	9,295
4,800	11.75%, 11/15/14 (c)	5,948
1,458	12.50%, 08/15/14 (c)	1,822
	U.S. Treasury Inflation Indexed Bonds
226	3.38%, 01/15/07 (c)	230
764	4.25%, 01/15/10	832
	U.S. Treasury Notes
500	3.63%, 07/15/09 (c)	484
400	3.63%, 01/15/10 (c)	386
250	5.63%, 05/15/08	255
631	5.75%, 08/15/10 (c)	660
435	6.13%, 08/15/07	444
334	6.50%, 10/15/06 (c)	337
500	6.50%, 02/15/10 (c)	533
	U.S. Treasury STRIPS
607	PO, 02/15/09 (c)	530
2,551	PO, 05/15/09 (c)	2,201
1,518	PO, 11/15/09 (c)	1,275
506	PO, 02/15/10 (c)	423
61	PO, 02/15/12	47
101	PO, 08/15/12 (c)	75
1,340	PO, 11/15/12 (c)	988
2,624	PO, 02/15/13 (m)	1,910
1,500	PO, 05/15/13	1,078
454	PO, 08/15/13 (m)	322
202	PO, 11/15/13 (c)	142
6,027	PO, 02/15/14 (c) (m)	4,171

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   47

JPMorgan Intermediate Bond Trust

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Long-Term Investments — Continued
	U.S. Treasury Obligations — Continued
1,816	PO, 05/15/14 (m)	1,242
4,602	PO, 08/15/14 (m)	3,110
2,768	PO, 11/15/14 (m)	1,849
127	PO, 08/15/15 (c)	82
2,452	PO, 11/15/15 (m)	1,567
5,766	PO, 02/15/16 (m)	3,649
1,072	PO, 05/15/16 (c)	668
405	PO, 08/15/16 (c)	249
	Total U.S. Treasury Obligations (Cost $49,515)	47,374
	Total Long-Term Investments (Cost $301,412)	292,093

SHARES
Short-Term Investments — 3.1%
Investment Company — 3.1%
9,351	JPMorgan Liquid Assets Money Market Fund (b) (Cost $9,351)	9,351

PRINCIPAL AMOUNT($)
Investments of Cash Collateral on Securities Loaned — 12.2%
	Time Deposit — 1.0%
1,250	Canadian Imperial Bank New York
	FRN, 4.62%, 02/14/08	1,250
1,200	Deutsche Bank New York
	FRN, 4.66%, 01/22/08	1,200
999	Societe Generale, New York
	FRN, 4.56%, 06/20/07	999
		3,449
	Commercial Paper — 0.4%
1,088	Cedar Springs Capital Company LLC
	4.58%, 04/20/06	1,088
	Corporate Notes — 1.5%
750	American Express Credit Card Corp.
	FRN, 4.57%, 06/12/07	750
	Beta Finance, Inc.
802	FRN, 4.62%, 03/15/07	802
350	FRN, 4.62%, 01/15/08	350
1,300	CDC Financial Products Inc.
	FRN, 4.66%, 03/31/06	1,300
1,300	Unicredito Italiano Bank plc
	FRN, 4.58%, 04/02/07	1,300
		4,502
	Repurchase Agreements — 9.3%
5,223	Bank of America Securities LLC, 4.57%, dated 02/28/06, due 03/01/06, repurchase price $5,223 collateralized by U.S. Government Agency Mortgages	5,223
6,924	Barclays Capital, 4.59%, dated 02/28/06, due 03/01/06, repurchase price $6,924 collateralized by U.S. Government Agency Mortgages	6,924
6,000	Lehman Brothers, Inc., 4.57%, dated 2/28/06, due 03/01/06, repurchase price $6,000 collateralized by U.S. Government Agency Mortgages	6,000
5,000	Morgan Stanley, 4.58%, dated 02/28/06, due 03/01/06, repurchase price $5,000 collateralized by U.S. Government Agency Mortgages	5,000
5,000	UBS Securities LLC, 4.57%, dated 02/28/06, due 03/01/06, repurchase price $5,000 collateralized by U.S. Government Agency Mortgages	5,000
		28,147
	Total Investments of Cash Collateral on Securities Loaned (Cost $37,186)	37,186
	Total Investments — 111.6% (Cost $347,949)	338,630
	Liabilities in Excess of Other Assets — (11.6)%	(35,231)
	NET ASSETS — 100.0%	$303,399

Percentages indicated are based on net assets.

SEE NOTES TO FINANCIAL STATEMENTS.

48   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

JPMorgan Institutional Trust Funds

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF FEBRUARY 28, 2006 (continued)

ABBREVIATIONS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc. or JPMorgan Investment Advisors, Inc.
(c)	—	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(d)	—	Defaulted Security.
(e)	—	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(f)	—	Fair Value Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands):

Fund	Market Value		Percentage
JPMorgan Intermediate Bond Trust	—	(h)	—	(g)

(g)	—	Amount rounds to less than 0.01%.
(h)	—	Amount rounds to less than one thousand.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	—	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(q)	—	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.
ARM	—	Adjustable Rate Mortgage
CMO	—	Collateralized Mortgage Obligation
FRN	—	Floating Rate Note. The rate shown is the rate in effect as of February 28, 2006.
GO	—	General Obligation Bond
HB	—	High Coupon Bonds
IF	—	Inverse Floaters
IO	—	Interest Only
PO	—	Principal Only
REIT	—	Real Estate Investment Trust
STRIPS	—	Separate Trading of Registered Interest and Principal Securities.
SUB	—	Step-Up Bond. The rate shown is the rate in effect as of February 28, 2006.
VAR	—	Variable. The interest rate shown is the rate in effect at February 28, 2006.

HB High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the REMIC trust and allocating them to the small principal of the HB class.

IF Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO Interest Only represent the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities are generally higher than prevailing market yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO Principal Only represent the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases and vice versa.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   49

STATEMENTS OF ASSETS AND LIABILITIES
AS OF FEBRUARY 28, 2006

(Amounts in thousands, except per share amounts)

`
	Core Bond Trust	Equity Index Trust	Intermediate Bond Trust
ASSETS:
Investments in non-affiliates, at value	$2,970,381	$441,965	$329,279
Investments in affiliates, at value	305,592	7,904	9,351
Total investment securities at value	3,275,973	449,869	338,630
Cash	50	—	—
Receivables:
Investment securities sold	156	90	3
Fund shares sold	4,530	—	227
Interest and dividends	16,999	847	2,216
Total assets	3,297,708	450,806	341,076

LIABILITIES:
Payables:
Dividends	4,803	—	414
Investment securities purchased	1,851	311	—
Collateral for securities lending program	256,733	22,594	37,186
Fund shares redeemed	536	3	—
Variation margin on futures contracts	—	23	—
Accrued liabilities:
Investment advisory fees	294	24	27
Custodian and accounting fees	46	24	8
Trustees’ fees	16	2	2
Other	19	39	40
Total liabilities	264,298	23,020	37,677
Net Assets	$3,033,410	$427,786	$303,399

NET ASSETS:
Paid in capital	$3,118,892	$400,389	$314,604
Accumulated undistributed (distributions in excess of) net investment income	91	1,357	4
Accumulated net realized gains (losses)	(4,745)	(1,100)	(1,890)
Net unrealized appreciation (depreciation)	(80,828)	27,140	(9,319)
Total Net Assets	$3,033,410	$427,786	$303,399

Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):	312,844	26,712	31,335

Net Asset Value	$9.70	$16.01	$9.68

Cost of investments	$3,356,801	$422,765	$347,949
Market value of securities on loan	$252,123	$21,970	$36,480

SEE NOTES TO FINANCIAL STATEMENTS.

50   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

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FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   51

STATEMENTS OF OPERATIONS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005
INVESTMENT INCOME:
Dividend income	$—	$—	$5,203	$2,826	$—	$—
Dividend income from affiliates (c)	7,830	2,740	197	68	463	371
Interest income	90,274	49,692	5	— (d)	11,637	7,329
Income from securities lending (net)	64	—	9	—	5	—
Total Investment Income	98,168	52,432	5,414	2,894	12,105	7,700

EXPENSES:
Investment advisory fees	5,755	3,127	696	374	727	480
Administration fees	1,918	1,042	278	149	242	160
Custodian and accounting fees	78	85	66	21	10	15
Interest expense	—	—	— (d)	2	1	—
Professional fees	49	52	30	42	27	43
Trustees’ fees	93	33	13	5	13	5
Printing and mailing costs	38	21	6	3	5	4
Registration and filing fees	2	— (d)	1	1	1	1
Transfer agent fees	18	5	1	4	3	5
Other	89	73	14	11	12	12
Total expenses	8,040	4,438	1,105	612	1,041	725
Less amounts waived	(5,159)	(2,874)	(826)	(460)	(676)	(485)
Less earnings credits	(3)	—	— (d)	—	— (d)	—
Net expenses	2,878	1,564	279	152	365	240
Net Investment Income (Loss)	95,290	50,868	5,135	2,742	11,740	7,460

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments	(4,064)	(681)	(783)	(313)	(1,698)	(172)
Affiliated investments	—	—	5	(1)	(20)	—
Futures	—	—	69	73	—	—
Net realized gain (loss)	(4,064)	(681)	(709)	(241)	(1,718)	(172)
Change in net unrealized appreciation (depreciation) of:
Investments	(81,610)	782	29,910	(3,291)	(8,468)	(843)
Affiliated investments	—	—	756	(271)	—	(8)
Futures	—	—	38	(2)	—	—
Net change in unrealized appreciation (depreciation)	(81,610)	782	30,704	(3,564)	(8,468)	(851)
Net realized/unrealized gains (losses)	(85,674)	101	29,995	(3,805)	(10,186)	(1,023)
Change in net assets resulting from operations	$9,616	$50,969	$35,130	$(1,063)	$1,554	$6,437

(a)	Commencement of operations.

(b)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(c)	Includes reimbursements of investment advisory and administration fees. Please see Fees and Other Transactions with Affiliates in the Notes to Financial Statements.

(d)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

52   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

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FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   53

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS INDICATED

(Amounts in thousands)

	Core Bond Trust		Equity Index Trust		Intermediate Bond Trust
	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005	Period Ended 2/28/2006 (b)	2/7/2005 (a) through 6/30/2005
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$95,290	$50,868	$5,135	$2,742	$11,740	$7,460
Net realized gain (loss)	(4,064)	(681)	(709)	(241)	(1,718)	(172)
Change in net unrealized appreciation (depreciation)	(81,610)	782	30,704	(3,564)	(8,468)	(851)
Change in net assets resulting from operations	9,616	50,969	35,130	(1,063)	1,554	6,437

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(93,766)	(52,301)	(3,908)	(2,612)	(11,544)	(7,652)
From net realized gains	—	—	(150)	—	—	—
Total distributions to shareholders	(93,766)	(52,301)	(4,058)	(2,612)	(11,544)	(7,652)

CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS:
Proceeds from shares issued	443,204	2,931,444	15,165	430,642	2,883	450,019
Dividends reinvested	54,532	27,870	668	440	7,850	4,903
Cost of shares redeemed	(221,803)	(116,355)	(19,216)	(27,310)	(121,011)	(30,040)
Change in net assets from capital transactions	275,933	2,842,959	(3,383)	403,772	(110,278)	424,882

NET ASSETS:
Change in net assets	191,783	2,841,627	27,689	400,097	(120,268)	423,667
Beginning of period	2,841,627	—	400,097	—	423,667	—
End of period	$3,033,410	$2,841,627	$427,786	$400,097	$303,399	$423,667
Accumulated undistributed (distributions in excess of) net investment income	$91	$(1,433)	$1,357	$130	$4	$(192)

SHARE TRANSACTIONS:
Issued	45,328	293,412	984	28,734	294	45,063
Reinvested	5,583	2,811	43	30	804	494
Redeemed	(22,620)	(11,670)	(1,232)	(1,847)	(12,277)	(3,043)
Change in shares	28,291	284,553	(205)	26,917	(11,179)	42,514

(a)	Commencement of operations.

(b)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

SEE NOTES TO FINANCIAL STATEMENTS.

54   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

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FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   55

FINANCIAL HIGHLIGHTS
FOR THE PERIODS INDICATED

	Per share operating performance
	Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gains	Total distributions
Core Bond Trust
July 1, 2005 to February 28, 2006 (d)	$9.99	$0.32	$(0.29)	$0.03	$(0.32)	$—	$(0.32)
February 7, 2005 (e) to June 30, 2005	10.00	0.19	0.00	0.19	(0.20)	—	(0.20)

Equity Index Trust
July 1, 2005 to February 28, 2006 (d)	14.86	0.19	1.11	1.30	(0.14)	(0.01)	(0.15)
February 7, 2005 (e) to June 30, 2005	15.00	0.10	(0.14)	(0.04)	(0.10)	—	(0.10)

Intermediate Bond Trust
July 1, 2005 to February 28, 2006 (d)	9.97	0.33	(0.30)	0.03	(0.32)	—	(0.32)
February 7, 2005 (e) to June 30, 2005	10.00	0.18	(0.02)	0.16	(0.19)	—	(0.19)

(a)	Annualized for periods less than one year.

(b)	Not annualized for periods less than one year.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)	Effective February 28, 2006, the Fund changed its fiscal year end from June 30 to the last day of February.

(e)	Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

56   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

		Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period (000’s)	Net expenses	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate (b)
$9.70	0.30%	$3,033,410	0.15%	4.97%	0.42%	12%
9.99	1.89	2,841,627	0.15	4.88	0.43	6

16.01	8.79	427,786	0.10	1.84	0.40	5
14.86	(0.27)	400,097	0.10	1.84	0.41	5

9.68	0.33	303,399	0.15	4.84	0.43	6
9.97	1.58	423,667	0.15	4.69	0.45	6

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   57

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2006

1. Organization

JPMorgan Institutional Trust (“JPMIT”) (the “Trust”) was organized on September 14, 2004 as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Three separate series of the Trust (collectively, the “Funds”) commenced operations on February 7, 2005: Core Bond Trust, Equity Index Trust and Intermediate Bond Trust.

Effective February 28, 2006, the Funds have changed their fiscal year ends from June 30 to the last day of February.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Listed securities are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the NASDAQ Stock Market shall generally be the NASDAQ Official Closing Price. Unlisted securities are valued at the last sale price provided by an independent pricing agent or principal market maker. Listed securities for which the latest sales prices are not available are valued at the mean of the latest bid and ask price as of the closing of the primary exchange where such securities are normally traded. Corporate debt securities, debt securities issued by the U.S. Treasury or a U.S. government agency (other than short-term investments maturing in less than 61 days), and municipal securities are valued each day based on readily available market quotations received from third party broker-dealers of comparable securities or independent or affiliated pricing services approved by the Board of Trustees. Such pricing services and broker-dealers will generally provide bid-side quotations. Generally, short-term investments maturing in less than 61 days are valued at amortized cost, which approximates market value. Futures, options and other derivatives are valued on the basis of available market quotations. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees.

B. Futures Contracts — The Funds may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the position. Variation margin is recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the Funds realize a gain or loss.

Index futures contracts are used to control the asset mix of the portfolio in the most efficient manner, allowing a Fund to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

The Funds may invest in exchange traded futures for hedging purposes, to either modify the duration of the portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchange or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction: therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

As of February 28, 2006, the JPMorgan Equity Index Trust had outstanding futures contracts as listed on its Schedule of Portfolio Investments.

C. Repurchase Agreements — The Funds may enter into repurchase agreement transactions with institutions that meet the investment advisor’s credit guidelines. Each repurchase agreement is valued at amortized cost. The Funds require that the collateral received in a repurchase agreement transaction be transferred to a custodian in a manner sufficient to enable the Funds to obtain collateral in the event of a counterparty default. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

D. Restricted and Illiquid Securities — The Funds may invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing

58   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

The following are approximately the market value and percentage of net assets of illiquid securities as of February 28, 2006 (amounts in thousands):

	Illiquid
	Market Value	Percentage
JPMorgan Intermediate Bond Trust	$1	0.00	%(g)

(g)	Amount rounds to less than 0.01%.

E. Securities Lending — To generate additional income, each Fund may lend up to 33 1/3% of its assets pursuant to agreements (“borrower agreements”) requiring that the loan be continuously secured by cash or securities issued by the U.S. government or its agencies or instrumentalities (collectively, “U.S. government securities”). JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Funds, serves as lending agent to the Funds pursuant to a Securities Lending Agreement approved by the Board of Trustees (the “Securities Lending Agreement”).

Under the Securities Lending Agreement, JPMCB acting as agent for the Funds, loans securities to approved borrowers pursuant to approved borrower agreements in exchange for collateral equal to at least 100% of the market value of the loaned securities plus accrued interest. During the term of the loan, the Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, the Funds retain the interest on cash collateral investments but are required to pay the borrower a rebate for use of the cash collateral. For loans secured by U.S. government securities, the borrower pays a borrower fee to the lending agent on behalf of the Funds. The net income earned on the securities lending (after payment of rebates and fees) is included in the Statement of Operations as Income from securities lending (net). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments.

Under the Securities Lending Agreement, JPMCB is entitled to a fee equal to (i) 0.06%, calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each Loan of U.S. Securities outstanding during a given month and (ii) 0.1142%, calculated on an annualized basis and accrued daily, based upon the value of Collateral received from Borrowers for each loan of non-U.S. Securities outstanding during a given month. For the period from the effective date of the Agreement through February 28, 2006, JPMCB voluntarily reduced its fees to: (i) 0.05% for each Loan of U.S. Securities and (ii) 0.10% for each Loan of non-U.S. Securities, respectively.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Fund from any losses resulting from a borrower’s failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

As of February 28, 2006, the following Funds had securities with the following market values on loan, received the following collateral and for the period then ended, paid the following amounts to related party affiliates (amounts in thousands):

	Lending Agent Fees Paid	Market Value of Collateral	Market Value of Loaned Securities
Core Bond Trust	$28	$256,733	$252,123
Equity Index Trust	4	22,594	21,970
Intermediate Bond Trust	3	37,186	36,480

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is the Funds’ policy to segregate assets with a current value at least equal to the amount of their TBA, when-issued or delayed delivery purchase commitments.

G. Allocation of Income and Expenses — Expenses directly attributable to a Fund are charged directly to that Fund while the expenses attributable to more than one Fund of the Trust are allocated among the respective Funds.

H. Federal Income Taxes — Each Fund is treated as a separate taxable entity for Federal income tax purposes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   59

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2006 (continued)

I. Distributions to Shareholders — Dividends from net investment income are declared and paid monthly for the Core Bond Trust and Intermediate Bond Trust, and declared and paid quarterly for the Equity Index Trust. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

	Paid-in-capital	Accumulated Undistributed/ (Overdistributed) Net Investment Income		Accumulated Net Realized Gain (Loss) on Investments
Core Bond Trust	$—	$—		$—
Equity Index Trust	—	—	(a)	—	(a)
Intermediate Bond Trust	—	—		—

(a)	Amount rounds to less than $1,000.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management Inc. (the “Advisor”) acts as the investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of J.P. Morgan Asset Management Holdings, Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Funds and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. The annual fee rate for the Funds is as follows:

Core Bond Trust	0.30%
Equity Index Trust	0.25
Intermediate Bond Trust	0.30

The Funds may invest in one or more money market funds advised by the Advisor or its affiliates. Investment advisory and administration fees are waived and/or reimbursed from the Funds in an amount sufficient to offset any doubling up of such fees related to each Fund’s investment in an affiliated money market fund to the extent required by law.

The amount of these waivers/reimbursements from the money market funds for the periods ended are as follows (amounts in thousands):

	Period Ended 2/28/2006	2/7/2005 through 6/30/05
Core Bond Trust	$884	$387
Equity Index Trust	7	3
Intermediate Bond Trust	53	50

The Advisor waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.E.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.10% of the Funds’ average daily net assets.

The Administrator waived Administration fees and/or reimbursed expenses as outlined in Note 3.E.

J.P. Morgan Investor Services, Co. (“JPMIS”) serves as the Funds’ Sub-administrator. For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Custodian and Accounting Fees — JPMCB provides custody and accounting services for the Funds. The amounts paid directly to JPMCB by the Funds for custody and accounting services are included in custodian and accounting fees in the Statement of Operations. The custodian and accounting fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately in the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts is presented as interest expense in the Statement of Operations.

D. Placement Agent — J.P. Morgan Institutional Investments, Inc. (the “Placement Agent”), a registered broker-dealer affiliated with the Advisor, serves as the Funds’ Placement Agent. The Placement Agent processes subscriptions for shares and provides various sales support activities in connection with the Funds’ private placement of its shares.

60   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

E. Waivers and Reimbursements — The Advisor and Administrator have contractually agreed to waive fees or reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, and extraordinary expenses) exceed the percentages of each Fund’s respective average daily net assets as shown in the table below:

Core Bond Trust	0.15%
Equity Index Trust	0.10
Intermediate Bond Trust	0.15

The contractual expense limitation agreements were in effect for the period ended February 28, 2006. The expense limitation percentages in the table above are in place until at least October 31, 2006.

For the period ended February 28, 2006, the Funds’ service providers waived fees and contractually reimbursed expenses for the Funds as follows (amounts in thousands). None of these parties expect the Funds to repay any such waived fees and reimbursed expenses in future years.

	Contractual Waivers
	Investment Advisory	Administration	Total
Core Bond Trust	$3,241	$1,918	$5,159
Equity Index Trust	548	278	826
Intermediate Bond Trust	434	242	676

4. Other

Certain officers of the Trust are affiliated with the Advisor and the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

During the period ended February 28, 2006, the Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Funds may use related party brokers/dealers. For the period ended February 28, 2006, Core Bond Trust, Equity Index Trust, and Intermediate Bond Trust did not incur any brokerage commissions with brokers/dealers affiliated with the Advisor.

The SEC has granted an exemptive order permitting the Funds to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. Investment Transactions

During the period ended February 28, 2006, purchases and sales of investments (excluding short-term investments and in-kind transactions) were as follows (amounts in thousands):

	Purchases (Excluding U.S. Government)	Sales (Excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
Core Bond Trust	$441,518	$207,195	$203,900	$115,935
Equity Index Trust	21,944	27,188	—	—
Intermediate Bond Trust	13,218	64,741	6,217	37,735

6. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at February 28, 2006, were as follows (amounts in thousands):

	Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Bond Trust	$3,356,818	$3,815	$(84,660)	$(80,845)
Equity Index Trust	423,273	43,032	(16,436)	26,596
Intermediate Bond Trust	347,949	328	(9,647)	(9,319)

For all of the Funds, the difference between book and tax basis appreciation (depreciation) on investments is primarily attributed to wash sale loss deferrals.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   61

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 28, 2006 (continued)

The tax character of distributions paid during the fiscal year ended February 28, 2006 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Net Long term Capital gains	Total Distributions Paid
Core Bond Trust	$93,766	$—	$93,766
Equity Index Trust	4,015	43	4,058
Intermediate Bond Trust	11,544	—	11,544

The tax character of distributions paid during the fiscal year ended June 30, 2005 was as follows (amounts in thousands):

	Total Distributions Paid From:
	Ordinary Income	Total Distributions Paid
Core Bond Trust	$52,301	$52,301
Equity Index Trust	2,612	2,612
Intermediate Bond Trust	7,652	7,652

At February 28, 2006, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

	Current Distributable Ordinary Income	Current Distributable Long-term Capital Gain or (Tax Basis Capital Loss Carryover)	Unrealized Appreciation (Depreciation)
Core Bond Trust	$4,901	$(969)	$(80,845)
Equity Index Trust	1,358	(417)	26,596
Intermediate Bond Trust	419	(1,000)	(9,319)

For the Funds, the cumulative timing differences primarily consist of wash sale loss deferrals, distributions payable, mark to market of futures contracts, post October losses and organization costs.

As of February 28, 2006, the following Funds had net capital loss carryforwards, which are available to offset future realized gain (amounts in thousands):

	2014	Total
Core Bond Trust	$969	$969
Equity Index Trust	417	417
Intermediate Bond Trust	1,000	1,000

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the period ended February 28, 2006, the Funds deferred to March 1, 2006 post October capital losses of (amounts in thousands):

Capital Losses
Core Bond Trust	$3,759
Equity Index Trust	138
Intermediate Bond Trust	891

7. Borrowings

The Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the JPMorgan Funds. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Funds’ borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 21, 2006.

As of and for the period ended February 28, 2006, the Funds had no outstanding borrowings from the unsecured uncommitted credit facility.

62   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

8. Concentrations and Indemnifications

The ability of the issuers of debt, asset-backed and mortgage-backed securities, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

From time to time, the Funds’ investment adviser or an affiliate may exercise discretion on behalf of certain of its clients with respect to the purchase of sale of a significant portion of the Funds’ outstanding shares. Investment activities on behalf of these shareholders could impact the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9. Subsequent Event

On March 28, 2006, certain shareholders of the Core Bond Trust redeemed shares and the Fund paid the redemption proceeds primarily by means of redemption in-kind of portfolio securities. Cash and portfolio securities were transferred at a market value of $430,443 (in thousands), which was 14.2% of the net assets of the Fund, which resulted in gains of $13,943 (in thousands) for book purposes.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   63

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
JPMorgan Institutional Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Core Bond Trust, JPMorgan Equity Index Trust and JPMorgan Intermediate Bond Trust (each a portfolio of JPMorgan Institutional Trust, hereafter collectively referred to as the “Funds”) at February 28, 2006, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 21, 2006

64   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

TRUSTEES
(Unaudited)

Name (Year of Birth); Positions With the Funds	Principal Occupation(s) During Past 5 Years	Number of Portfolios/Funds in JPMorgan Funds Complex (1) Overseen by Trustee	Other Directorships Held Outside JP Morgan Fund Complex
Non-Interested Trustees
Cheryl Ballenger (1956); Chairperson and Trustee since 2005	Mathematics Teacher, Vernon Hills High School (August 2004–Present); Mathematics Teacher, Round Lake High School (2003–2004) and formerly Executive Vice President and Chief Financial Officer, Galileo International Inc. (travel technology)	12	None.
Jerry B. Lewis (1939); Trustee since 2005	Retired; formerly President, Lewis Investments Inc. (registered investment adviser); previously, various managerial and executive positions at Ford Motor Company (Treasurer’s Office, Controller’s Office, Auditing and Corporate Strategy)	12	None.
John R. Rettberg (1937); Trustee since 2005	Retired; formerly Corporate Vice President and Treasurer, Northrop Grumman Corporation (defense contractor)	12	None.
Ken Whipple (1934); Trustee since 2005	Chairman (1999–Present) and CEO (1999–2004), CMS Energy	12	Director of AB Volvo and Korn Ferry International (executive recruitment)
Interested Trustee
John F. Ruffle (2) (1937); Trustee since 2005	Retired; formerly Vice Chairman, J.P. Morgan Chase & Co. Inc. and Morgan Guaranty Trust Co. of NY	12	Trustee of Johns Hopkins University, Director of Reckson Associates Realty Corp. and American Shared Hospital Services

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies. The JPMorgan Funds Complex for which the Trustees oversee includes three investment companies.

(2)	The Board has designated Mr. Ruffle an “interested person” at his request because, until his retirement in 1993, he was an executive officer of the parent company of the Trust’s investment adviser.

(3)	The contact address for each of the Trustees is 522 Fifth Avenue, New York, NY 10036.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   65

OFFICERS
(Unaudited)

Name (Year of Birth), Positions Held with the Funds	Principal Occupations During Past 5 Years
George C.W. Gatch (1962), President since 2005
Managing Director, JPMorgan Investment Management Inc.; Director and President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc. since 2005. Mr. Gatch is CEO and President of JPMorgan Funds. Mr. Gatch has been an employee since 1986 and Mr. Gatch has held positions such as President and CEO of DKB Morgan, a Japanese mutual fund company which was a joint venture between J.P. Morgan and Dai-Ichi Kangyo Bank, as well as positions in business management, marketing and sales.

Robert L. Young (1963), Senior Vice President since 2005*
Director and Vice President, JPMorgan Distribution Services, Inc. and JPMorgan Funds Management, Inc.; Chief Operating Officer, JPMorgan Funds since 2005 to present and One Group Mutual Funds from 2001 until 2005. Mr. Young is Vice President and Treasurer, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services) and Vice President and Treasurer, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.) from 1999 to 2005.

Patricia A. Maleski (1960), Vice President and Chief Administrative Officer since 2005
Vice President, JPMorgan Funds Management, Inc.; previously, Treasurer, JPMorgan Funds and Head of Funds Administration and Board Liaison. Ms. Maleski was the Vice President of Finance for the Pierpont Group, Inc., an independent company owned by Board of Directors/Trustees of the JPMorgan Funds, prior to joining J.P. Morgan Chase & Co. in 2001.

Scott E. Richter (1956), Secretary and Chief Legal Officer since 2005*
From April 2005 to present, Managing Director and Associate General Counsel, JPMorgan Chase & Co. From February 2003 to present, Senior Associate General Counsel, Bank One Corporation (now known as JPMorgan Chase & Co.). From November 1998 to January 2003, Deputy General Counsel, Institutional Division, INVESCO. From January 1997 to October 1998, Associate General Counsel, Piper Capital Management.

Stephanie J. Dorsey (1969), Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc.; Director of Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services), from 2004 to 2005; Ms. Dorsey worked for JP Morgan Chase & Co., (formerly Bank One Corporation) from 2003 to 2004; prior to joining Bank One Corporation, she was a Senior Manager specializing in Financial Services audits at PricewaterhouseCoopers LLP from 1992 through 2002.

Susan M. Canning (1969), Assistant Secretary since 2005*	Vice President and Senior Counsel, JPMorgan Chase & Co. Member of Law Department since 1991.
Stephen M. Ungerman (1953), Chief Compliance Officer since 2005
Senior Vice President, JPMorgan Chase & Co.; Mr. Ungerman was head of Fund Administration-Pooled Vehicles from 2000 to 2004. Mr. Ungerman held a number of positions in Prudential Financial’s asset management business prior to 2000.

Paul L. Gulinello (1950), AML Compliance Officer since 2005
Vice President and Anti Money Laundering Compliance Officer for JPMorgan Asset Management Americas, additionally responsible for personal trading and compliance testing since 2004; Treasury Services Operating Risk Management and Compliance Executive supporting all JPMorgan Treasury Services business units from July 2000 to 2004.

Stephen M. Benham (1959), Assistant Secretary since 2005
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2004; Vice President (Legal Advisory) of Merrill Lynch Investment Managers, L.P. from 2000 to 2004; attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin (1964), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Senior Counsel, JPMorgan Chase & Co. (formerly Bank One Corporation) from 2004–2005; Assistant General Counsel and Associate General Counsel and Vice President, Gartmore Global Investments, Inc. from 1999 to 2004.

Jessica K. Ditullio (1962), Assistant Secretary since 2005*
Vice President and Assistant General Counsel, JPMorgan Chase & Co. since 2005; Ms. Ditullio has served as an attorney with various titles for JP Morgan Chase & Co. (formerly Bank One Corporation) since 1990.

Nancy E. Fields (1949), Assistant Secretary since 2005*
Vice President, JPMorgan Funds Management, Inc. and JPMorgan Distribution Services, Inc. from 1999 to 2005; Director, Mutual Fund Administration, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) and Senior Project Manager, Mutual Funds, JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.)

66   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

Name (Year of Birth), Positions Held with the Funds	Principal Occupations During Past 5 Years
Ellen W. O’Brien (1957), Assistant Secretary since 2005**	Assistant Vice President, JPMorgan Investor Services, Co., responsible for Blue Sky registration. Ms. O’Brien has served in this capacity since joining the firm in 1991.
Suzanne E. Cioffi (1967), Assistant Treasurer since 2005
Vice President, JPMorgan Funds Management, Inc., responsible for mutual fund financial reporting. Ms. Cioffi has overseen various fund accounting, custody and administration conversion projects during the past five years.

Arthur A. Jensen (1966), Assistant Treasurer since 2005*
Vice President, JPMorgan Funds Management, Inc. since April 2005; formerly, Vice President of Financial Services of BISYS Fund Services, Inc. from 2001 until 2005; Mr. Jensen was Section Manager at Northern Trust Company and Accounting Supervisor at Allstate Insurance Company prior to 2001.

The contact address for each of the officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

*	The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

**	The contact address for the officer is 73 Tremont Street, Floor 1, Boston MA 02108.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   67

SCHEDULE OF SHAREHOLDER EXPENSES
(Unaudited)

Hypothetical $1,000 Investment at Beginning of Period
February 28, 2006

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Fund at September 1, 2005, and continued to hold your shares at the end of the reporting period, February 28, 2006.

Actual Expenses

The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different Funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, September 1, 2005	Ending Account Value, February 28, 2006	Expenses Paid During Period September 1, 2005 to February 28, 2006*	Annualized Expense Ratio
Core Bond Trust
Actual	$1,000.00	$998.70	$0.74	0.15%
Hypothetical	1,000.00	1,024.05	0.75	0.15
Equity Index Trust
Actual	1,000.00	1,058.70	0.51	0.10
Hypothetical	1,000.00	1,024.30	0.50	0.10
Intermediate Bond Trust
Actual	1,000.00	999.00	0.74	0.15
Hypothetical	1,000.00	1,024.05	0.75	0.15

*	Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

68   JPMORGAN INSTITUTIONAL TRUST FUNDS        FEBRUARY 28, 2006

TAX LETTER
(Unaudited)

Core Bond Trust
Equity Index Trust
Intermediate Bond Trust

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Funds’ income and distributions for the taxable year ended February 28, 2006. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the fiscal year ended February 28, 2006. The information necessary to complete your income tax returns for the calendar year ending December 31, 2006 will be received under separate cover.

Dividends Received Deductions (DRD)

The following represents the percentage of ordinary income distributions eligible for the 70% dividend received deduction for corporate shareholders for the fiscal year ended February 28, 2006:

Dividend Received Reduction
Equity Index Trust	98.95%

Qualified Dividend Income (QDI)

For the fiscal year ended February 28, 2006, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The following represents the amount of ordinary income received by the Fund treated as qualified dividends (amounts in thousands):

Qualified Dividend Income
Equity Index Trust	$3,908

Qualified Interest Income (QII)

For the fiscal year ended February 28, 2006, the Funds designated the following amounts of ordinary distributions paid during the Funds’ fiscal year that are from qualified interest income (amounts in thousands):

Qualified Interest Income
Core Bond Trust	$93,766
Intermediate Bond Trust	11,544

The following represents the percentage of income earned from direct U.S. Treasury Obligations for the fiscal year ended February 28, 2006:

Income from U.S. Treasury Obligations
Core Bond Trust	32.36%
Intermediate Bond Trust	28.52

The Equity Index Trust hereby designates $43 (amounts in thousands) as long-term capital gain distributions for the purpose of the dividend paid deduction on its respective tax return for the fiscal year ended February 28, 2006.

FEBRUARY 28, 2006        JPMORGAN INSTITUTIONAL TRUST FUNDS   69

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FOR MORE INFORMATION:

INVESTMENT ADVISOR
JPMorgan Investment Management, Inc.
522 Fifth Avenue
New York, New York 10036

PLACEMENT AGENT
JPMorgan Institutional Investments, Inc.
522 Fifth Avenue
New York, New York 10036

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document may not be copied, faxed or otherwise distributed to the general public.

Each Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. Each Fund’s Forms N-Q are available on the SEC’s website at http: //www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A copy of proxy policies and procedures are available without charge on the Commission’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record is available on the SEC’s website at www.sec.gov. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

© JPMorgan Chase & Co., 2006 All rights reserved. February 2006.	AN-INSTT-206

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee. The Securities and Exchange Commission has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liabilities that are greater than the duties, obligations and liabilities imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

The audit committee financial experts are Cheryl Ballenger, John R. Rettberg, John F. Ruffle, Kenneth Whipple Jr. and Jerry B. Lewis. Each trustee is a “non-interested” trustee and is also “independent” as defined by the Securities and Exchange Commission for purposes of audit committee financial expert determinations.

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES
2005 – $86,425 *
2006 – $95,756 **

* For the period February 7, 2005 (commencement of operations) through June 30, 2005.
** For the eight months ending February 28, 2006, the new fiscal year end of the funds.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES (On a calendar year basis)
2004 – $8,945,000
2005 – $10,400,000

The audit-related fees consist of aggregate fees billed for assurance and related services by the independent public registered accounting firm to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”), that were reasonably related to the performance of the annual audit of the Registrant's financial statements.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES
2005 – $7,418*
2006 – $7,418

* For the period February 7, 2005 (commencement of operations) through June 30, 2005.

The tax fees consist of fees billed in connection with preparing the federal regulated investment company income tax returns for the Registrant for the tax years ended June 30, 2005 and February 28, 2006.

For the last fiscal year, no tax fees were required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES
2005 – Not applicable
2006 – Not applicable

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to the Registrant’s Audit Committee Charter and written policies and procedures for the pre-approval of audit and non-audit services (the “Pre-approval Policy”), the Audit Committee pre-approves all audit and non-audit services performed by the Registrant’s independent public registered accounting firm for the Registrant. In addition, the Audit

Committee will pre-approve the auditor’s engagement for non-audit services with the Registrant’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any Service Affiliate in accordance with paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if the engagement relates directly to the operations and financial reporting of the Registrant. Proposed services may be pre-approved either 1) without consideration of specific case-by-case services or 2) require the specific pre-approval of the Audit Committee. Therefore, initially the Pre-approval Policy listed a number of audit and non-audit services that have been approved by the Audit Committee, or which were not subject to pre-approval under the transition provisions of Sarbanes-Oxley Act of 2002 (the “Pre-approval List”). The Audit Committee will annually review and pre-approve the services included on the Pre-approval List that may be provided by the independent public registered accounting firm without obtaining additional specific pre-approval of individual services from the Audit Committee. The Audit Committee will add to, or subtract from, the list of general pre-approved services from time to time, based on subsequent determinations. All other audit and non-audit services not on the Pre-approval List must be specifically pre-approved by the Audit Committee.

One or more members of the Audit Committee may be appointed as the Committee’s delegate for the purposes of considering whether to approve such services. Any pre-approvals granted by the delegate will be reported, for informational purposes only, to the Audit Committee at its next scheduled meeting. The Audit Committee’s responsibilities to pre-approve services performed by the independent public registered accounting firm are not delegated to management.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2005 – 99.92%
2006 – 100.00%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

None.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees billed by the independent public registered accounting firm for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $25.5 million in 2004 and $19.1 million in 2005.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee has considered whether the provision of the non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the independent public registered accounting firm’s independence. All services provided by the independent public registered accounting firm to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the Registrant's internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Institutional Trust

By:/s/_____________________________
George C.W. Gatch
President and Principal Executive Officer
May 3, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/_____________________________
George C.W. Gatch
President and Principal Executive Officer
May 3, 2006

By:/s/_____________________________
Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 3, 2006